UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Delaware VIP® Trust

Delaware VIP Emerging Markets Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek long-term capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$773.10	1.21%	$5.32
Service Class	1,000.00	771.90	1.51%	6.63
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.79	1.21%	$6.06
Service Class	1,000.00	1,017.31	1.51%	7.55

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / country and sector allocations
Delaware VIP Emerging Markets Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / country	of net assets
Common Stocks by Country	94.66%
Argentina	0.75%
Bahrain	0.24%
Brazil	5.04%
Chile	1.46%
China/Hong Kong	32.82%
India	13.08%
Indonesia	1.44%
Japan	0.52%
Malaysia	0.06%
Mexico	4.07%
Peru	0.41%
Republic of Korea	16.00%
Russia	0.28%
South Africa	0.07%
Taiwan	17.30%
Turkey	0.79%
United Kingdom	0.33%
Convertible Preferred Stock	0.04%
Preferred Stocks	4.62%
Warrants	0.02%
Participation Notes	0.00%
Total Value of Securities	99.34%
Receivables and Other Assets Net of Liabilities	0.66%
Total Net Assets	100.00%

Common stock, participation notes, and preferred	Percentage
stock by sector◆	of net assets
Communication Services	13.87%
Consumer Discretionary	12.56%
Consumer Staples	15.13%
Energy	11.15%
Financials	3.56%
Healthcare	0.65%
Industrials	1.03%
Information Technology*	36.47%
Materials	3.51%
Real Estate	0.42%
Utilities	0.93%
Total	99.28%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Series' concentration guidelines as described in the Series' Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronics, Electronic Components-Semiconductors, Internet, Investment Companies, Retail, Semiconductor Components-Integrated Circuits, and Software. As of June 30, 2022, such amounts, as a percentage of total net assets were 2.02%, 2.50%,17.36%, 1.24%, 1.66%, 0.0%, 11.02%, and 0.67%, respectively. The percentage in any such single industry will comply with the Series' concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 94.66%Δ
Argentina – 0.75%
Cablevision Holding GDR	262,838	$655,253
Cresud ADR †	326,731	1,646,724
Grupo Clarin GDR Class B 144A
#, †	77,680	89,128
IRSA Inversiones y
Representaciones ADR †	535,335	1,927,206
		4,318,311
Bahrain – 0.24%
Aluminium Bahrain GDR 144A #	91,200	1,397,029
		1,397,029
Brazil – 5.04%
AES Brasil Energia	310,668	634,580
Americanas	1,560,623	4,016,776
Arcos Dorados Holdings Class A	280,478	1,890,422
Banco Bradesco ADR	1,749,871	5,704,580
Banco Santander Brasil ADR	53,466	293,528
BRF ADR †	788,900	2,019,584
Getnet Adquirencia e Servicos
para Meios de Pagamento ADR	6,683	10,826
Itau Unibanco Holding ADR	1,049,325	4,491,111
Rumo	217,473	662,378
Telefonica Brasil ADR	272,891	2,472,392
TIM ADR	155,003	1,883,286
Vale	149,527	2,189,141
Vale ADR	146,165	2,138,394
XP Class A †	24,226	435,099
		28,842,097
Chile – 1.46%
Sociedad Quimica y Minera de
Chile ADR	100,000	8,353,000
		8,353,000
China/Hong Kong – 32.82%
Alibaba Group Holding †	609,000	8,684,699
Alibaba Group Holding ADR †	137,900	15,676,472
ANTA Sports Products	268,400	3,297,365
Baidu ADR †	49,719	7,394,707
BeiGene †	167,800	2,106,375
China Petroleum & Chemical ADR	31,177	1,396,418
DiDi Global ADR †	81,500	240,425
Hengan International Group	260,500	1,223,355
iQIYI ADR †	59,542	250,076
JD.com Class A	34,285	1,104,558
JD.com ADR	350,000	22,477,000
Joinn Laboratories China Class H
144A #, †	6,860	57,787
Kunlun Energy	3,360,900	2,754,064
Kweichow Moutai Class A	111,913	34,187,605
New Oriental Education &
Technology Group ADR †	16,190	329,628
Ping An Insurance Group Co. of
China Class H	324,000	2,202,860
Sohu.com ADR †	429,954	7,124,338
TAL Education Group ADR †	50,701	246,914
Tencent Holdings	720,000	32,518,734
Tencent Music Entertainment
Group ADR †	159	798
Tianjin Development Holdings	35,950	7,651
Tingyi Cayman Islands Holding	1,582,000	2,709,650
Trip.com Group ADR †	120,588	3,310,141
Tsingtao Brewery Class H	797,429	8,292,579
Uni-President China Holdings	2,800,000	2,401,488
Weibo Class A †	65,500	1,589,336
Weibo ADR †	40,000	925,200
Wuliangye Yibin Class A	837,792	25,271,550
Zhihu ADR †	15,600	27,924
		187,809,697
India – 13.08%
HCL Technologies	312,400	3,849,990
Indiabulls Real Estate GDR †	44,628	34,443
Infosys	285,200	5,279,482
Natco Pharma	185,519	1,526,484
Reliance Industries	859,880	28,262,338
Reliance Industries GDR 144A #,
†	452,657	29,445,338
Sify Technologies ADR †	91,200	177,840
Tata Consultancy Services	151,800	6,279,981
		74,855,896
Indonesia – 1.44%
Astra International	18,590,600	8,267,342
		8,267,342
Japan – 0.52%
Renesas Electronics †	324,700	2,950,730
		2,950,730
Malaysia – 0.06%
UEM Sunrise †	4,748,132	333,958
		333,958
Mexico – 4.07%
America Movil ADR Class L	162,815	3,326,310
Banco Santander Mexico ADR	276,900	1,396,961
Becle	1,571,000	3,389,726
Cemex ADR †	469,537	1,840,585
Coca-Cola Femsa ADR	75,784	4,189,340
Fomento Economico Mexicano
ADR	19,186	1,294,863

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Mexico (continued)
Grupo Financiero Banorte Class O	440,979	$2,464,807
Grupo Televisa ADR	656,458	5,369,826
		23,272,418
Peru – 0.41%
Cia de Minas Buenaventura ADR	356,605	2,353,593
		2,353,593
Republic of Korea – 16.00%
Fila Holdings	101,760	2,202,292
LG Uplus †	250,922	2,463,998
Samsung Electronics	671,359	29,472,784
Samsung Life Insurance	66,026	3,183,324
SK Hynix	360,000	25,231,054
SK Square †	315,059	9,475,550
SK Telecom	159,405	6,384,057
SK Telecom ADR	590,316	13,175,853
		91,588,912
Russia – 0.28%
ENEL RUSSIA PJSC GDR †	15,101	366
Etalon Group GDR 144A #	354,800	77,916
Gazprom PJSC ADR †	1,043,900	490,300
Rosneft Oil PJSC GDR	1,449,104	707,060
Sberbank of Russia PJSC †	2,058,929	21,182
Surgutneftegas PJSC ADR	294,652	111,875
T Plus PJSC =, †	25,634	0
VK GDR †	71,300	49,301
Yandex Class A †	101,902	119,884
		1,577,884
South Africa – 0.07%
Sun International †	210,726	372,652
Tongaat Hulett †	182,915	29,233
		401,885
Taiwan – 17.30%
Hon Hai Precision Industry	3,881,564	14,229,420
MediaTek	1,125,000	24,631,308
Taiwan Semiconductor
Manufacturing	3,756,864	60,143,181
		99,003,909
Turkey – 0.79%
D-MARKET Elektronik Hizmetler
ve Ticaret ADR †	15,200	9,242
Turkcell Iletisim Hizmetleri	677,165	657,235
Turkiye Sise ve Cam Fabrikalari	3,008,750	3,875,571
		4,542,048
United Kingdom – 0.33%
Griffin Mining †	1,642,873	1,869,878
		1,869,878
Total Common Stocks
(cost $499,119,270)		541,738,587

Convertible Preferred Stock – 0.04%
Republic of Korea – 0.04%
CJ 3.25%	4,204	229,238

Total Convertible Preferred Stock
(cost $470,723)		229,238

Preferred Stocks – 4.62%Δ
Brazil – 0.87%
Centrais Eletricas Brasileiras
Class B 3.29% ω	216,779	1,933,984
Petroleo Brasileiro ADR 28.52% ω	285,509	3,034,961
		4,968,945
Republic of Korea – 3.68%
CJ 4.73% ω	28,030	1,071,850
Samsung Electronics 2.08% ω	499,750	20,014,633
		21,086,483
Russia – 0.07%
Transneft PJSC 7.55% ω	3,606	401,620
		401,620
Total Preferred Stocks
(cost $16,880,353)		26,457,048

Warrants – 0.02%
Argentina – 0.02%
IRSA Inversiones y
Representaciones exercise
price 0.18, expiration date
3/5/26 †	594,450	117,434
Total Warrants
(cost $0)		117,434

Participation Notes – 0.00%Δ
Lehman Indian Oil
CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas
CW 12 LEPO =, †	146,971	0
Total Participation Notes
(cost $4,952,197)		0
Total Value of Securities–99.34%
(cost $521,422,543)		$568,542,307

4

The following foreign currency exchange contracts were outstanding at June 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	CNY	(2,183,142)	USD	325,553	7/5/22	$(615)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Series' total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Series' net assets.

[1]	See Note 6 in “Notes to financial statements.”
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $31,067,198, which represents 5.43% of the Series' net assets. See Note 9 in “Notes to financial statements."

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company

Summary of currencies:
CNY – China Yuan Renminbi
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

June 30, 2022 (Unaudited)

	Assets:
	Investments, at value*	$568,542,307
	Foreign currencies, at valueΔ	2,488,680
	Dividends and interest receivable	3,764,552
	Receivable for series shares sold	74,077
	Foreign tax reclaims receivable	66,331
	Prepaid expenses	423
	Other assets	4,951
	Total Assets	574,941,321
	Liabilities:
	Due to custodian	20,910
	Capital gains tax payable	1,639,574
	Investment management fees payable to affiliates	482,394
	Other accrued expenses	343,995
	Payable for series shares redeemed	76,202
	Distribution fees payable to affiliates	70,119
	Unrealized depreciation on foreign currency exchange contracts	615
	Administration expenses payable to affiliates	610
	Total Liabilities	2,634,419
	Total Net Assets	$572,306,902

	Net Assets Consist of:
	Paid-in capital	$528,903,784
	Total distributable earnings (loss)	43,403,118
	Total Net Assets	$572,306,902

	Net Asset Value
	Standard Class:
	Net assets	$301,140,350
	Shares of beneficial interest outstanding, unlimited authorization, no par	14,322,446
	Net asset value per share	$21.03
	Service Class:
	Net assets	$271,166,552
	Shares of beneficial interest outstanding, unlimited authorization, no par	12,921,707
	Net asset value per share	$20.99

*	Investments, at cost	$521,422,543
Δ	Foreign currencies, at cost	2,616,850

See accompanying notes, which are an integral part of the financial statements.

6

Statement of operations
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$11,419,740
Foreign tax withheld	(1,226,522)
10,193,218

Expenses:
Management fees	3,993,859
Distribution expenses — Service Class	466,573
Custodian fees	188,272
Accounting and administration expenses	66,872
Dividend disbursing and transfer agent fees and expenses	60,715
Reports and statements to shareholders expenses	33,409
Audit and tax fees	19,766
Legal fees	13,820
Trustees’ fees and expenses	13,380
Other	28,409
4,885,075
Less expenses waived	(503,213)
Less expenses paid indirectly	(2)
Total operating expenses	4,381,860
Net Investment Income (Loss)	5,811,358

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	(426,507)
Foreign currencies	(55,497)
Foreign currency exchange contracts	(11,438)
Net realized gain (loss)	(493,442)
Net change in unrealized appreciation (depreciation) on:
Investments[1]	(172,505,557)
Foreign currencies	(135,146)
Foreign currency exchange contracts	(615)
Net change in unrealized appreciation (depreciation)	(172,641,318)
Net Realized and Unrealized Gain (Loss)	(173,134,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(167,323,402)

[1]	Includes $(1,047) capital gains tax paid and $(1,639,574) capital gains tax accrued.

See accompanying notes, which are an integral part of the financial statements.

7

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,811,358	$23,672,695
Net realized gain (loss)	(493,442)	(6,830,787)
Net change in unrealized appreciation (depreciation)	(172,641,318)	(37,897,681)
Net increase (decrease) in net assets resulting from operations	(167,323,402)	(21,055,773)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(13,031,896)	(2,707,604)
Service Class	(10,983,197)	(1,921,987)
	(24,015,093)	(4,629,591)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	23,343,869	77,991,728
Service Class	15,320,698	37,115,785
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	13,031,896	2,707,604
Service Class	10,983,197	1,921,987
	62,679,660	119,737,104
Cost of shares redeemed:
Standard Class	(13,192,219)	(29,293,517)
Service Class	(23,470,111)	(45,809,192)
	(36,662,330)	(75,102,709)
Increase in net assets derived from capital share transactions	26,017,330	44,634,395
Net Increase (Decrease) in Net Assets	(165,321,165)	18,949,031

Net Assets:
Beginning of period	737,628,067	718,679,036
End of period	$572,306,902	$737,628,067

See accompanying notes, which are an integral part of the financial statements.

8

Financial highlights
Delaware VIP® Emerging Markets Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21		12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$28.37		$29.42		$24.27	$20.36	$25.06	$17.94

Income (loss) from investment operations:
Net investment income[2]	0.24		1.00		0.10	0.19	0.16	0.53
Net realized and unrealized gain (loss)	(6.62)		(1.81)		5.65	4.35	(3.98)	6.72
Total from investment operations	(6.38)		(0.81)		5.75	4.54	(3.82)	7.25

Less dividends and distributions from:
Net investment income	(0.96)		(0.10)		(0.18)	(0.15)	(0.80)	(0.13)
Net realized gain	—		(0.14)		(0.42)	(0.48)	(0.08)	—
Total dividends and distributions	(0.96)		(0.24)		(0.60)	(0.63)	(0.88)	(0.13)

Net asset value, end of period	$21.03		$28.37		$29.42	$24.27	$20.36	$25.06

Total return[3]	(22.69%	)[4]	(2.84%	)[4]	25.09% [4]	22.63% [4]	(15.81% )	40.55% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$301,140		$377,296		$339,348	$328,524	$236,592	$291,019
Ratio of expenses to average net assets[5]	1.21%		1.25%		1.28%	1.30%	1.34%	1.36%
Ratio of expenses to average net assets prior to fees waived[5]	1.37%		1.34%		1.36%	1.34%	1.34%	1.38%
Ratio of net investment income to average net assets	1.95%		3.34%		0.44%	0.86%	0.71%	2.40%
Ratio of net investment income to average net assets prior to fees waived	1.79%		3.25%		0.36%	0.82%	0.71%	2.38%
Portfolio turnover	1%		2%		3%	20%	11%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

9

Financial highlights
Delaware VIP® Emerging Markets Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$28.25	$29.31	$24.17	$20.28	$24.97	$17.88

Income (loss) from investment operations:
Net investment income[2]	0.20	0.90	0.03	0.12	0.10	0.48
Net realized and unrealized gain (loss)	(6.59)	(1.80)	5.64	4.34	(3.97)	6.69
Total from investment operations	(6.39)	(0.90)	5.67	4.46	(3.87)	7.17

Less dividends and distributions from:
Net investment income	(0.87)	(0.02)	(0.11)	(0.09)	(0.74)	(0.08)
Net realized gain	—	(0.14)	(0.42)	(0.48)	(0.08)	—
Total dividends and distributions	(0.87)	(0.16)	(0.53)	(0.57)	(0.82)	(0.08)

Net asset value, end of period	$20.99	$28.25	$29.31	$24.17	$20.28	$24.97

Total return[3]	(22.81% )	(3.13% )	24.69%	22.25%	(16.03% )	40.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,167	$360,332	$379,331	$358,165	$323,530	$386,207
Ratio of expenses to average net assets[4]	1.51%	1.55%	1.58%	1.60%	1.62%	1.61%
Ratio of expenses to average net assets prior to fees waived[4]	1.67%	1.64%	1.66%	1.64%	1.64%	1.68%
Ratio of net investment income to average net assets	1.65%	3.04%	0.14%	0.56%	0.43%	2.15%
Ratio of net investment income to average net assets prior to fees waived	1.49%	2.95%	0.06%	0.52%	0.41%	2.08%
Portfolio turnover	1%	2%	3%	20%	11%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

10

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

1. Significant Accounting Policies (continued)

“Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividend have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned $2 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 1.18% of the Series’ average daily net assets from April 29, 2022 through June 30, 2022.* From January 1, 2022 through April 28, 2022, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual series operating expenses from exceeding 1.23% of the Series’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

12

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $12,571 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $25,100 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $7,554 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$15,965,015
Sales	8,854,151

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

3. Investments (continued)

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$521,422,543
Aggregate unrealized appreciation of investments	$226,265,748
Aggregate unrealized depreciation of investments	(179,145,984)
Net unrealized appreciation of investments	$47,119,764

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$3,573,930	$744,381	$—	$4,318,311
Bahrain	1,397,029	—	—	1,397,029
Brazil	28,842,097	—	—	28,842,097
Chile	8,353,000	—	—	8,353,000
China/Hong Kong	187,809,697	—	—	187,809,697
India	74,821,453	34,443	—	74,855,896

14

	Level 1	Level 2	Level 3	Total
Indonesia	$8,267,342	$—	$—	$8,267,342
Japan	2,950,730	—	—	2,950,730
Malaysia	333,958	—	—	333,958
Mexico	23,272,418	—	—	23,272,418
Peru	2,353,593	—	—	2,353,593
Republic of Korea	91,588,912	—	—	91,588,912
Russia	119,884	—	1,458,000	1,577,884
South Africa	401,885	—	—	401,885
Taiwan	99,003,909	—	—	99,003,909
Turkey	4,542,048	—	—	4,542,048
United Kingdom	1,869,878	—	—	1,869,878
Convertible Preferred Stock	229,238	—	—	229,238
Participation Notes	—	—	—[1]	—
Preferred Stocks[2]	26,055,428	401,620	—	26,457,048
Warrants	117,434	—	—	117,434
Total Value of Securities	$565,903,863	$1,180,444	$1,458,000	$568,542,307

Derivatives
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(615)	$—	$(615)

[1]	The security that has been valued at zero on the "Schedule of investments" is considered to be Level 3 investments in this table.
[2]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	98.48%	1.52%	—	100.00%

As a result of utilizing international fair value pricing at June 30, 2022, a portion of the common stock in the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	979,699	2,643,070
Service Class	644,825	1,257,728
Shares issued upon reinvestment of dividends and distributions:
Standard Class	581,781	88,920
Service Class	490,980	63,265
	2,697,285	4,052,983
Shares redeemed:
Standard Class	(538,415)	(966,708)
Service Class	(969,503)	(1,507,444)
	(1,507,918)	(2,474,152)
Net increase	1,189,367	1,578,831

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also enter these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally

16

mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series' exposure to the counterparty.

During the six months ended June 30, 2022, the Series entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2022, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the "Statement of assets and liabilities" and “Statement of operations.”

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$98,037	$66,927

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2022, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
Bank of New York Mellon	$—	$(615)	$(615)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure
Bank of New York Mellon	$(615)	$—	$—	$—	$—	$(615)

8. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

8. Securities Lending (continued)

security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series' cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region's economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Series' performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

18

The Series invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People's Republic of China, and Taiwan, among other countries. As a result, the Series' investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Series than if the Series were more geographically diversified, which could result in greater volatility in the Series' net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

(continues)                    19

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

20

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPEM-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Small Cap Value Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$831.00	0.76%	$3.45
Service Class	1,000.00	829.80	1.06%	4.81
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.03	0.76%	$3.81
Service Class	1,000.00	1,019.54	1.06%	5.31

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks ◆	98.44%
Basic Industry	8.33%
Consumer Discretionary	10.77%
Consumer Staples	3.32%
Energy	6.65%
Financial Services*	28.46%
Healthcare	4.70%
Industrials	11.89%
Real Estate Investment Trusts	8.03%
Technology	9.93%
Transportation	2.16%
Utilities	4.20%
Short-Term Investments	1.76%
Total Value of Securities	100.20%
Liabilities Net of Receivables and Other Assets	(0.20% )
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Series' concentration guidelines as described in the Series' Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of Banks, Diversified Financial Services, and Insurance. As of June 30, 2022, such amounts, as a percentage of total net assets were 19.27%, 2.15%, and 7.04%, respectively. The percentage in any such single industry will comply with the Series' concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
East West Bancorp	2.58%
Webster Financial	2.35%
Stifel Financial	2.15%
Hancock Whitney	2.12%
MasTec	1.99%
Western Alliance Bancorp	1.94%
Louisiana-Pacific	1.81%
WESCO International	1.78%
Selective Insurance Group	1.75%
American Equity Investment Life Holding	1.72%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.44% ◆
Basic Industry – 8.33%
Arconic †	449,600	$12,611,280
Ashland Global Holdings	101,700	10,480,185
Avient	243,900	9,775,512
Berry Global Group †	384,900	21,030,936
HB Fuller	210,600	12,680,226
Huntsman	523,000	14,827,050
Louisiana-Pacific	465,700	24,407,337
Summit Materials Class A †	280,300	6,528,187
		112,340,713
Consumer Discretionary – 10.77%
Acushnet Holdings	218,800	9,119,584
Adient †	370,400	10,974,952
Barnes Group	323,100	10,061,334
Cable One	4,650	5,995,338
Choice Hotels International	68,400	7,635,492
Columbia Sportswear	93,708	6,707,619
Cracker Barrel Old Country Store	89,800	7,497,402
Denny's †	281,200	2,440,816
Group 1 Automotive	75,300	12,785,940
KB Home	318,700	9,070,202
Meritage Homes †	144,900	10,505,250
Nexstar Media Group Class A	67,100	10,929,248
PROG Holdings †	141,200	2,329,800
Steven Madden	232,250	7,480,772
Texas Roadhouse	130,800	9,574,560
UniFirst	79,000	13,602,220
Wolverine World Wide	423,575	8,539,272
		145,249,801
Consumer Staples – 3.32%
J & J Snack Foods	96,500	13,477,190
Performance Food Group †	295,537	13,588,791
Scotts Miracle-Gro	52,400	4,139,076
Spectrum Brands Holdings	166,000	13,615,320
		44,820,377
Energy – 6.65%
CNX Resources †	1,085,150	17,861,569
Delek US Holdings †	282,700	7,304,968
Dril-Quip †	105,878	2,731,652
Helix Energy Solutions Group †	496,789	1,540,046
Magnolia Oil & Gas Class A	876,400	18,395,636
Matador Resources	271,520	12,650,117
Murphy Oil	432,900	13,069,251
Patterson-UTI Energy	1,025,600	16,163,456
		89,716,695
Financial Services – 28.46%
American Equity Investment Life Holding	633,900	23,181,723
Bank of NT Butterfield & Son	272,500	8,499,275
East West Bancorp	537,636	34,838,813
Essent Group	275,600	10,720,840
First Financial Bancorp	625,900	12,142,460
First Interstate BancSystem Class A	538,264	20,513,241
FNB	1,973,300	21,430,038
Hancock Whitney	644,200	28,557,386
Hanover Insurance Group	151,700	22,186,125
Hope Bancorp	579,710	8,023,186
Kemper	154,100	7,381,390
Metropolitan Bank Holding †	91,831	6,374,908
S&T Bancorp	16,092	441,403
Sandy Spring Bancorp	193,400	7,556,138
Selective Insurance Group	271,190	23,577,259
Stewart Information Services	160,000	7,960,000
Stifel Financial	518,550	29,049,171
Synovus Financial	427,500	15,411,375
Umpqua Holdings	1,261,600	21,157,032
Valley National Bancorp	1,649,200	17,168,172
Webster Financial	750,784	31,645,546
Western Alliance Bancorp	371,000	26,192,600
		384,008,081
Healthcare – 4.70%
Avanos Medical †	253,900	6,941,626
Integer Holdings †	170,300	12,033,398
Integra LifeSciences Holdings †	231,500	12,507,945
NuVasive †	177,400	8,720,984
Select Medical Holdings	340,500	8,042,610
Service Corp. International	166,600	11,515,392
Syneos Health †	51,085	3,661,773
		63,423,728
Industrials – 11.89%
Altra Industrial Motion	362,070	12,762,968
Atkore †	229,200	19,025,892
CACI International Class A †	49,400	13,919,932
H&E Equipment Services	207,300	6,005,481
ITT	261,280	17,568,467
KBR	286,593	13,868,235
MasTec †	375,656	26,919,509
Primoris Services	241,400	5,252,864
Regal Rexnord	100,252	11,380,607
WESCO International †	224,300	24,022,530
Zurn Elkay Water Solutions	352,900	9,612,996
		160,339,481
Real Estate Investment Trusts – 8.03%
Brandywine Realty Trust	1,019,333	9,826,370

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

	Number of
	shares	Value (US $)
Common Stocks ◆ (continued)
Real Estate Investment Trusts (continued)
Independence Realty Trust	479,300	$9,935,889
Kite Realty Group Trust	650,118	11,240,540
Life Storage	120,150	13,415,949
LXP Industrial Trust	1,039,300	11,162,082
National Health Investors	218,300	13,231,163
Outfront Media	736,400	12,481,980
RPT Realty	647,500	6,364,925
Spirit Realty Capital	399,400	15,089,332
Summit Hotel Properties †	768,800	5,589,176
		108,337,406
Technology – 9.93%
Cirrus Logic †	170,300	12,353,562
Concentrix	72,800	9,874,592
Diodes †	163,700	10,570,109
Flex †	1,115,557	16,142,110
NCR †	264,921	8,241,692
NetScout Systems †	287,063	9,717,083
Power Integrations	158,500	11,889,085
TD SYNNEX	102,800	9,365,080
Tower Semiconductor †	401,700	18,550,506
TTM Technologies †	975,212	12,190,150
Viavi Solutions †	832,500	11,013,975
Vishay Intertechnology	226,200	4,030,884
		133,938,828
Transportation – 2.16%
Kirby †	171,000	10,403,640
Saia †	27,050	5,085,400
Werner Enterprises	354,900	13,677,846
		29,166,886
Utilities – 4.20%
ALLETE	194,000	11,403,320
Black Hills	242,370	17,637,265
OGE Energy	341,900	13,183,664
Southwest Gas Holdings	165,400	14,403,032
		56,627,281
Total Common Stocks (cost $995,128,975)		1,327,969,277

Short-Term Investments – 1.76%
Money Market Mutual Funds – 1.76%
BlackRock Liquidity FedFund – Institutional Shares (seven- day effective yield 1.32%)	5,928,450	5,928,450
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	5,928,451	5,928,451
GS Financial Square Government Fund – Institutional Shares (seven- day effective yield 1.39%)	5,928,451	5,928,451
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	5,928,451	5,928,451
Total Short-Term Investments (cost $23,713,803)		23,713,803
Total Value of Securities–100.20% (cost $1,018,842,778)		$1,351,683,080

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$1,351,683,080
Dividends and interest receivable	1,425,890
Receivable for series shares sold	730,439
Receivable for securities sold	528,774
Prepaid expenses	816
Other assets	10,999
Total Assets	1,354,379,998
Liabilities:
Payable for securities purchased	3,666,547
Investment management fees payable to affiliates	823,895
Payable for series shares redeemed	444,862
Distribution fees payable to affiliates	228,009
Other accrued expenses	188,166
Administration expenses payable to affiliates	1,953
Total Liabilities	5,353,432
Total Net Assets	$1,349,026,566

Net Assets Consist of:
Paid-in capital	$948,121,216
Total distributable earnings (loss)	400,905,350
Total Net Assets	$1,349,026,566

Net Asset Value
Standard Class:
Net assets	$478,782,055
Shares of beneficial interest outstanding, unlimited authorization, no par	13,666,284
Net asset value per share	$35.03
Service Class:
Net assets	$870,244,511
Shares of beneficial interest outstanding, unlimited authorization, no par	24,965,097
Net asset value per share	$34.86
____________________
*Investments, at cost	$1,018,842,778

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$11,681,383

Expenses:
Management fees	5,267,808
Distribution expenses — Service Class	1,507,410
Accounting and administration expenses	127,846
Dividend disbursing and transfer agent fees and expenses	127,163
Reports and statements to shareholders expenses	70,158
Legal fees	31,003
Trustees’ fees and expenses	30,743
Custodian fees	22,710
Audit and tax fees	14,753
Other	49,986
Less expenses paid indirectly	(4)
Total operating expenses	7,249,576
Net Investment Income (Loss)	4,431,807

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	64,669,834
Net change in unrealized appreciation (depreciation) on investments	(344,255,936)
Net Realized and Unrealized Gain (Loss)	(279,586,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(275,154,295)

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,431,807	$8,581,667
Net realized gain (loss)	64,669,834	108,182,310
Net change in unrealized appreciation (depreciation)	(344,255,936)	313,331,545
Net increase (decrease) in net assets resulting from operations	(275,154,295)	430,095,522

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(35,691,430)	(4,302,653)
Service Class	(71,917,836)	(6,284,187)
	(107,609,266)	(10,586,840)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	91,787,333	92,896,158
Service Class	63,001,113	116,866,106
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	35,691,430	4,302,653
Service Class	71,917,836	6,284,187
	262,397,712	220,349,104
Cost of shares redeemed:
Standard Class	(42,790,357)	(137,335,057)
Service Class	(104,297,750)	(190,326,537)
	(147,088,107)	(327,661,594)
Increase (decrease) in net assets derived from capital share transactions	115,309,605	(107,312,490)
Net Increase (Decrease) in Net Assets	(267,453,956)	312,196,192

Net Assets:
Beginning of period	1,616,480,522	1,304,284,330
End of period	$1,349,026,566	$1,616,480,522

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights
Delaware VIP® Small Cap Value Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$45.54	$34.16	$38.30	$32.76	$42.73	$39.84

Income (loss) from investment operations:
Net investment income[2]	0.16	0.32	0.35	0.44	0.41	0.34
Net realized and unrealized gain (loss)	(7.52)	11.41	(2.28)	8.48	(7.03)	4.30
Total from investment operations	(7.36)	11.73	(1.93)	8.92	(6.62)	4.64

Less dividends and distributions from:
Net investment income	(0.34)	(0.35)	(0.41)	(0.40)	(0.35)	(0.35)
Net realized gain	(2.81)	—	(1.80)	(2.98)	(3.00)	(1.40)
Total dividends and distributions	(3.15)	(0.35)	(2.21)	(3.38)	(3.35)	(1.75)

Net asset value, end of period	$35.03	$45.54	$34.16	$38.30	$32.76	$42.73

Total return[3]	(16.90% )	34.42%	(1.90% )	28.14%	(16.72% )	12.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$478,782	$522,319	$424,213	$435,375	$357,318	$439,612
Ratio of expenses to average net assets[4]	0.76%	0.75%	0.78%	0.77%	0.77%	0.78%
Ratio of net investment income to average net assets	0.79%	0.77%	1.20%	1.22%	1.03%	0.85%
Portfolio turnover	13%	13%	24%	17%	18%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

8

Delaware VIP® Small Cap Value Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18		12/31/17
Net asset value, beginning of period	$45.26	$33.98	$38.06	$32.58	$42.52		$39.67

Income (loss) from investment operations:
Net investment income[2]	0.10	0.19	0.26	0.33	0.29		0.24
Net realized and unrealized gain (loss)	(7.48)	11.35	(2.22)	8.42	(6.98)		4.27
Total from investment operations	(7.38)	11.54	(1.96)	8.75	(6.69)		4.51

Less dividends and distributions from:
Net investment income	(0.21)	(0.26)	(0.32)	(0.29)	(0.25)		(0.26)
Net realized gain	(2.81)	—	(1.80)	(2.98)	(3.00)		(1.40)
Total dividends and distributions	(3.02)	(0.26)	(2.12)	(3.27)	(3.25)		(1.66)

Net asset value, end of period	$34.86	$45.26	$33.98	$38.06	$32.58		$42.52

Total return[3]	(17.02% )	34.02%	(2.18% )	27.72%	(16.95%	)[4]	11.76% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$870,245	$1,094,161	$880,071	$879,365	$700,824		$853,046
Ratio of expenses to average net assets[5]	1.06%	1.05%	1.08%	1.07%	1.05%		1.03%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	1.05%	1.08%	1.07%	1.07%		1.08%
Ratio of net investment income to average net assets	0.49%	0.47%	0.90%	0.92%	0.74%		0.60%
Ratio of net investment income to average net assets prior to fees waived	0.49%	0.47%	0.90%	0.92%	0.72%		0.55%
Portfolio turnover	13%	13%	24%	17%	18%		14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) are recorded as dividend income on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

10

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned $4 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $26,170 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $57,689 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $16,749 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$196,412,631
Sales	189,302,094

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$1,018,842,778
Aggregate unrealized appreciation of investments	$407,445,519
Aggregate unrealized depreciation of investments	(74,605,217)
Net unrealized appreciation of investments	$332,840,302

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

12

Level 1
Securities
Assets:
Common Stocks	$1,327,969,277
Short-Term Investments	23,713,803
Total Value of Securities	$1,351,683,080

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	2,313,813	2,234,907
Service Class	1,518,749	2,806,280
Shares issued upon reinvestment of dividends and distributions:
Standard Class	908,641	103,206
Service Class	1,839,331	151,353
	6,580,534	5,295,746
Shares redeemed:
Standard Class	(1,024,856)	(3,287,190)
Service Class	(2,568,230)	(4,682,884)
	(3,593,086)	(7,970,074)
Net increase (decrease)	2,987,448	(2,674,328)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

6. Securities Lending (continued)

securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series' cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

14

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2022. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2022, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

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Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

16

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPSCV-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Equity Income Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Equity Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek total return.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$938.10	0.75%	$3.60
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Equity Income Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks ◆	99.50%
Communication Services	8.47%
Consumer Discretionary	7.33%
Consumer Staples	6.21%
Energy	7.97%
Financials	20.74%
Healthcare*	26.77%
Industrials	7.53%
Information Technology	13.97%
Materials	0.51%
Short-Term Investments	0.41%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Series' concentration guidelines as described in the Series' Prospectus and Statement of Additional Information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of Biotechnology and Pharmaceuticals. As of June 30, 2022, such amounts, as a percentage of total net assets were 2.85% and 23.92%, respectively. The percentage in any such single industry will comply with the Series' concentration policy even if the percentage in the Healthcare sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Johnson & Johnson	5.86%
Exxon Mobil	5.23%
Bristol-Myers Squibb	4.43%
Raytheon Technologies	4.17%
Merck & Co.	3.93%
Verizon Communications	3.53%
Philip Morris International	3.50%
Cisco Systems	3.36%
Allstate	3.21%
Motorola Solutions	3.11%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Equity Income Series

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.50% ◆
Communication Services – 8.47%
AT&T	110,608	$2,318,344
Comcast Class A	73,229	2,873,506
Verizon Communications	73,199	3,714,849
		8,906,699
Consumer Discretionary – 7.33%
APA	71,821	2,506,553
Chipotle Mexican Grill†	354	462,770
Ford Motor	29,669	330,216
Lowe's	6,034	1,053,959
Tapestry	18,158	554,182
TJX	50,160	2,801,436
		7,709,116
Consumer Staples – 6.21%
Altria Group	36,724	1,533,961
Archer-Daniels-Midland	5,985	464,436
Mondelez International Class A	13,642	847,032
Philip Morris International	37,303	3,683,298
		6,528,727
Energy – 7.97%
ConocoPhillips	32,072	2,880,386
Exxon Mobil	64,159	5,494,577
		8,374,963
Financials – 20.74%
Allstate	26,581	3,368,610
American Financial Group	6,797	943,492
American International Group	37,482	1,916,455
Discover Financial Services	5,198	491,627
Evercore Class A	7,551	706,849
Fidelity National Financial	41,405	1,530,329
First American Financial	37,011	1,958,622
MetLife	43,908	2,756,983
Old Republic International	75,530	1,688,851
OneMain Holdings	30,609	1,144,164
Synchrony Financial	56,682	1,565,557
Truist Financial	54,856	2,601,820
Unum Group	33,241	1,130,859
		21,804,218
Healthcare – 26.77%
AmerisourceBergen	11,142	1,576,370
Bristol-Myers Squibb	60,476	4,656,652
Cardinal Health	12,105	632,728
Cigna	12,074	3,181,740
CVS Health	26,354	2,441,962
Gilead Sciences	48,462	2,995,436
Johnson & Johnson	34,701	6,159,775
Merck & Co.	45,294	4,129,454
Pfizer	21,363	1,120,062
Viatris	118,638	1,242,140
		28,136,319
Industrials – 7.53%
Emerson Electric	17,845	1,419,391
Honeywell International	9,972	1,733,233
Northrop Grumman	792	379,028
Raytheon Technologies	45,566	4,379,348
		7,911,000
Information Technology – 13.97%
Broadcom	5,919	2,875,510
Cisco Systems	82,819	3,531,402
Cognizant Technology Solutions
Class A	44,684	3,015,723
HP	51,764	1,696,824
Motorola Solutions	15,620	3,273,952
Western Union	17,911	294,994
		14,688,405
Materials – 0.51%
DuPont de Nemours	4,468	248,331
Newmont	4,744	283,075
		531,406
Total Common Stocks
(cost $95,024,712)		104,590,853

Short-Term Investments – 0.41%
Money Market Mutual Funds – 0.41%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	108,783	108,783
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
1.21%)	108,783	108,783
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
1.39%)	108,783	108,783
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield
1.34%)	108,783	108,783
Total Short-Term Investments
(cost $435,132)		435,132
Total Value of Securities–99.91%
(cost $95,459,844)		$105,025,985
3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Equity Income Series

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Equity Income Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$105,025,985
Dividends receivable	226,021
Prepaid expenses	14
Other assets	829
Total Assets	105,252,849
Liabilities:
Investment management fees payable to affiliates	56,097
Payable for series shares redeemed	44,099
Other accrued expenses	33,539
Administration expenses payable to affiliates	716
Total Liabilities	134,451
Total Net Assets	$105,118,398

Net Assets Consist of:
Paid-in capital	$90,896,202
Total distributable earnings (loss)	14,222,196
Total Net Assets	$105,118,398

Net Asset Value
Standard Class:
Net assets	$105,118,398
Shares of beneficial interest outstanding, unlimited authorization, no par	6,687,150
Net asset value per share	$15.72
____________________
*Investments, at cost	$95,459,844

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations
Delaware VIP® Trust — Delaware VIP Equity Income Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$1,811,439

Expenses:
Management fees	376,850
Accounting and administration expenses	28,838
Audit and tax fees	15,045
Reports and statements to shareholders expenses	4,947
Dividend disbursing and transfer agent fees and expenses	4,763
Legal fees	2,317
Custodian fees	2,163
Trustees’ fees and expenses	1,503
Registration fees	1
Other	5,694
442,121
Less expenses waived	(5,581)
Total operating expenses	436,540
Net Investment Income (Loss)	1,374,899

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,338,785
Net change in unrealized appreciation (depreciation) on investments	(11,629,909)
Net Realized and Unrealized Gain (Loss)	(8,291,124)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,916,225)

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Equity Income Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,374,899	$2,591,060
Net realized gain (loss)	3,338,785	13,404,615
Net change in unrealized appreciation (depreciation)	(11,629,909)	7,905,654
Net increase (decrease) in net assets resulting from operations	(6,916,225)	23,901,329

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(15,625,074)	(2,135,847)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	423,533	1,131,148
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	15,625,074	2,135,847
	16,048,607	3,266,995
Cost of shares redeemed:
Standard Class	(10,333,955)	(16,204,690)
Increase (decrease) in net assets derived from capital share transactions	5,714,652	(12,937,695)
Net Increase (Decrease) in Net Assets	(16,826,647)	8,827,787

Net Assets:
Beginning of period	121,945,045	113,117,258
End of period	$105,118,398	$121,945,045

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights
Delaware VIP® Equity Income Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20		12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$19.35		$16.12	$22.37		$20.61	$23.64	$21.36

Income (loss) from investment operations:
Net investment income[3]	0.22		0.39	0.32		0.41	0.66	0.40
Net realized and unrealized gain (loss)	(1.23)		3.16	(1.67)		3.94	(2.57)	2.81
Total from investment operations	(1.01)		3.55	(1.35)		4.35	(1.91)	3.21

Less dividends and distributions from:
Net investment income	(0.43)		(0.32)	(0.48)		(0.68)	(0.43)	(0.42)
Net realized gain	(2.19)		—	(4.42)		(1.91)	(0.69)	(0.51)
Total dividends and distributions	(2.62)		(0.32)	(4.90)		(2.59)	(1.12)	(0.93)

Net asset value, end of period	$15.72		$19.35	$16.12		$22.37	$20.61	$23.64

Total return[4]	(6.19%	)[5]	22.20%	(0.33%	)[5]	22.71%	(8.42% )	15.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,118		$121,945	$113,117		$128,260	$113,885	$129,994
Ratio of expenses to average net assets[6]	0.75%		0.75%	0.80%		0.82%	0.81%	0.80%
Ratio of expenses to average net assets prior to
fees waived[6]	0.76%		0.75%	0.82%		0.82%	0.81%	0.80%
Ratio of net investment income to average net
assets	2.38%		2.16%	2.04%		1.96%	2.92%	1.81%
Ratio of net investment income to average net
assets prior to fees waived	2.37%		2.16%	2.02%		1.96%	2.92%	1.81%
Portfolio turnover	10%		49%	30%		118% [7]	50%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Equity Income Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Equity Income Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Equity Income Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Equity Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Equity Income Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)                    9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Equity Income Series

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from April 29, 2022 through June 30, 2022.* From January 1, 2022 through April 28, 2022, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual series operating expenses from exceeding 0.76% of the Series' average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL) (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. MIMGL is the sub-adviser with primary responsibility for management. MFMHKL may execute trades. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $3,847 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $4,426 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $1,283 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

10

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

______________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$11,666,079
Sales	20,224,343

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$95,459,844
Aggregate unrealized appreciation of investments	$15,783,276
Aggregate unrealized depreciation of investments	(6,217,135)
Net unrealized appreciation of investments	$9,566,141

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Equity Income Series

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$104,590,853
Short-Term Investments	435,132
Total Value of Securities	$105,025,985

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	21,864	64,240
Shares issued upon reinvestment of dividends and distributions:
Standard Class	922,922	122,118
	944,786	186,358
Shares redeemed:
Standard Class	(560,297)	(902,171)
Net increase (decrease)	384,489	(715,813)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

12

6. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series' performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Equity Income Series

7. Credit and Market Risk (continued)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2022, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

14

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Equity Income Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

15

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPEI-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Fund for Income Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Fund for Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek high current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$862.60	0.77%	$3.56
Service Class**	1,000.00	1,000.00	1.04%	2.62
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.98	0.77%	$3.86
Service Class**	1,000.00	1,009.98	1.04%	2.63

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.
**	The Service Class shares commenced operations on March 31, 2022. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Service Class annualized expense ratio, multiplied by 91/365 (to reflect the actual days since inception).

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocation
Delaware VIP® Trust — Delaware VIP Fund for Income Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Convertible Bond	0.15%
Corporate Bonds	84.77%
Banking	1.03%
Basic Industry	6.61%
Capital Goods	3.49%
Communications	7.10%
Consumer Cyclical	2.26%
Consumer Non-Cyclical	1.30%
Energy	12.03%
Financial Services	3.94%
Healthcare	8.89%
Insurance	3.33%
Leisure	5.17%
Media	10.17%
Real Estate Investment Trusts	0.31%
Retail	4.11%
Services	5.40%
Technology & Electronics	4.17%
Transportation	2.90%
Utilities	2.56%
Loan Agreements	8.07%
Short-Term Investments	6.23%
Total Value of Securities	99.22%
Receivables and Other Assets Net of Liabilities	0.78%
Total Net Assets	100.00%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Fund for Income Series

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.15%
Spirit Airlines 1.00% exercise price
$49.07, maturity date 5/15/26	123,000	$111,499
Total Convertible Bond
(cost $108,335)		111,499

Corporate Bonds – 84.77%
Banking – 1.03%
Barclays 6.125% 12/15/25 µ, ψ	465,000	432,323
Deutsche Bank 6.00%
10/30/25 µ, ψ	400,000	347,000
		779,323
Basic Industry – 6.61%
Allegheny Technologies
4.875% 10/1/29	105,000	83,882
5.125% 10/1/31	235,000	180,379
Cerdia Finanz 144A 10.50%
2/15/27 #	320,000	263,201
Chemours 144A 5.75% 11/15/28 #	485,000	414,241
Domtar 144A 6.75% 10/1/28 #	216,000	203,301
Eldorado Gold 144A 6.25% 9/1/29 #	460,000	375,780
First Quantum Minerals
144A 6.875% 10/15/27 #	440,000	394,143
144A 7.50% 4/1/25 #	520,000	492,672
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	297,540
144A 6.125% 4/15/32 #	150,000	135,298
Hudbay Minerals 144A 6.125%
4/1/29 #	215,000	174,664
INEOS Quattro Finance 2 144A
3.375% 1/15/26 #	490,000	412,330
M/I Homes 4.95% 2/1/28	605,000	515,106
New Gold 144A 7.50% 7/15/27 #	255,000	222,165
Novelis
144A 3.875% 8/15/31 #	95,000	73,326
144A 4.75% 1/30/30 #	550,000	458,199
Vibrantz Technologies 144A 9.00%
2/15/30 #	447,000	315,736
		5,011,963
Capital Goods – 3.49%
ARD Finance 144A PIK 6.50%
6/30/27 #, >	425,000	315,937
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	75,000	70,580
Granite US Holdings 144A 11.00%
10/1/27 #	225,000	211,798
Madison IAQ 144A 5.875%
6/30/29 #	455,000	349,838
OT Merger 144A 7.875%
10/15/29 #	170,000	97,925
Sealed Air 144A 5.00% 4/15/29 #	215,000	201,317
Terex 144A 5.00% 5/15/29 #	545,000	464,057
TK Elevator Holdco 144A 7.625%
7/15/28 #	215,000	193,337
TransDigm 4.625% 1/15/29	920,000	742,757
		2,647,546
Communications – 7.10%
Altice France 144A 5.50%
10/15/29 #	690,000	529,220
Altice France Holding 144A 6.00%
2/15/28 #	705,000	501,717
Connect Finco 144A 6.75%
10/1/26 #	590,000	532,183
Consolidated Communications
144A 5.00% 10/1/28 #	220,000	176,191
144A 6.50% 10/1/28 #	510,000	435,071
Digicel International Finance 144A
8.75% 5/25/24 #	410,000	381,925
Frontier Communications Holdings
144A 5.875% 10/15/27 #	560,000	504,954
144A 6.75% 5/1/29 #	255,000	210,443
144A 8.75% 5/15/30 #	110,000	111,429
LCPR Senior Secured Financing
DAC 144A 6.75% 10/15/27 #	280,000	261,936
Northwest Fiber 144A 4.75%
4/30/27 #	150,000	123,729
Sable International Finance 144A
5.75% 9/7/27 #	320,000	294,115
Sprint 7.625% 3/1/26	450,000	475,117
Sprint Capital 6.875% 11/15/28	44,000	46,398
T-Mobile USA
3.375% 4/15/29	260,000	228,255
3.50% 4/15/31	199,000	172,228
Vmed O2 UK Financing I 144A
4.75% 7/15/31 #	485,000	392,850
		5,377,761
Consumer Cyclical – 2.26%
Allison Transmission 144A 5.875%
6/1/29 #	410,000	382,081
Ford Motor Credit
3.375% 11/13/25	260,000	234,941
4.542% 8/1/26	270,000	247,539
5.584% 3/18/24	470,000	468,534
Goodyear Tire & Rubber 5.25%
7/15/31	470,000	378,507
		1,711,602
Consumer Non-Cyclical – 1.30%
JBS USA LUX 144A 5.50%
1/15/30 #	625,000	592,456

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pilgrim's Pride 144A 4.25%
4/15/31 #	465,000	$389,389
		981,845
Energy – 12.03%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	495,000	436,300
144A 7.00% 11/1/26 #	230,000	214,206
Callon Petroleum
144A 7.50% 6/15/30 #	200,000	184,336
144A 8.00% 8/1/28 #	290,000	279,002
CNX Midstream Partners 144A
4.75% 4/15/30 #	240,000	201,905
CNX Resources 144A 6.00%
1/15/29 #	485,000	453,965
Crestwood Midstream Partners
144A 6.00% 2/1/29 #	522,000	456,408
EQM Midstream Partners 144A
4.75% 1/15/31 #	915,000	732,334
Genesis Energy
5.625% 6/15/24	100,000	93,910
7.75% 2/1/28	375,000	324,919
8.00% 1/15/27	775,000	688,045
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	453,242
144A 6.25% 4/15/32 #	105,000	92,405
Murphy Oil 6.375% 7/15/28	820,000	766,241
NuStar Logistics
5.625% 4/28/27	185,000	165,877
6.00% 6/1/26	267,000	250,118
6.375% 10/1/30	530,000	461,331
Occidental Petroleum
4.20% 3/15/48	25,000	19,517
4.40% 4/15/46	100,000	80,991
4.40% 8/15/49	200,000	160,475
4.50% 7/15/44	105,000	83,418
6.45% 9/15/36	225,000	231,169
6.60% 3/15/46	360,000	383,386
6.625% 9/1/30	340,000	350,819
PDC Energy 5.75% 5/15/26	588,000	549,601
Southwestern Energy
5.375% 2/1/29	75,000	69,710
5.375% 3/15/30	750,000	691,522
Weatherford International 144A
8.625% 4/30/30 #	295,000	245,362
		9,120,514
Financial Services – 3.94%
AerCap Holdings 5.875%
10/10/79 µ	600,000	514,852
Air Lease 4.65% 6/15/26 µ, ψ	450,000	374,800
Ally Financial 8.00% 11/1/31	330,000	367,258
Castlelake Aviation Finance DAC
144A 5.00% 4/15/27 #	710,000	590,973
Hightower Holding 144A 6.75%
4/15/29 #	300,000	226,034
Medline Borrower 144A 3.875%
4/1/29 #	385,000	329,221
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	295,000	230,653
144A 6.50% 5/1/28 #	410,000	353,775
		2,987,566
Healthcare – 8.89%
Avantor Funding 144A 3.875%
11/1/29 #	1,270,000	1,112,615
Bausch Health 144A 6.25%
2/15/29 #	685,000	366,475
Cheplapharm Arzneimittel 144A
5.50% 1/15/28 #	425,000	355,618
CHS
144A 4.75% 2/15/31 #	470,000	345,390
144A 8.00% 3/15/26 #	240,000	219,257
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	170,000	146,498
144A 6.50% 10/15/28 #	255,000	210,791
DaVita 144A 4.625% 6/1/30 #	405,000	317,124
Encompass Health
4.625% 4/1/31	145,000	117,625
4.75% 2/1/30	360,000	302,200
Hadrian Merger Sub 144A 8.50%
5/1/26 #	504,000	479,873
HCA
3.50% 9/1/30	170,000	145,113
5.375% 2/1/25	155,000	154,657
5.875% 2/15/26	125,000	125,881
5.875% 2/1/29	255,000	255,696
ModivCare Escrow Issuer 144A
5.00% 10/1/29 #	470,000	380,294
Organon & Co. 144A 5.125%
4/30/31 #	665,000	576,203
Surgery Center Holdings 144A
10.00% 4/15/27 #	245,000	237,638
Tenet Healthcare
144A 4.375% 1/15/30 #	235,000	199,283
144A 6.125% 10/1/28 #	265,000	227,601
6.75% 6/15/23	255,000	262,628
6.875% 11/15/31	223,000	198,659
		6,737,119

4

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 3.33%
GTCR AP Finance 144A 8.00%
5/15/27 #	156,000	$146,241
HUB International 144A 5.625%
12/1/29 #	655,000	541,887
NFP 144A 6.875% 8/15/28 #	500,000	413,930
Roller Bearing Co. of America 144A
4.375% 10/15/29 #	735,000	626,342
USI 144A 6.875% 5/1/25 #	821,000	793,381
		2,521,781
Leisure – 5.17%
Boyd Gaming 4.75% 12/1/27	505,000	458,085
Caesars Entertainment
144A 6.25% 7/1/25 #	290,000	280,463
144A 8.125% 7/1/27 #	245,000	237,240
Carnival
144A 5.75% 3/1/27 #	1,155,000	838,195
144A 6.00% 5/1/29 #	150,000	105,905
144A 7.625% 3/1/26 #	355,000	275,791
Royal Caribbean Cruises 144A
5.50% 4/1/28 #	1,372,000	956,771
Scientific Games Holdings 144A
6.625% 3/1/30 #	455,000	387,464
Scientific Games International 144A
7.25% 11/15/29 #	405,000	380,372
		3,920,286
Media – 10.17%
AMC Networks 4.25% 2/15/29	450,000	365,969
Arches Buyer 144A 6.125%
12/1/28 #	465,000	379,910
Beasley Mezzanine Holdings 144A
8.625% 2/1/26 #	475,000	356,974
CCO Holdings
144A 4.50% 8/15/30 #	875,000	729,298
4.50% 5/1/32	120,000	97,570
144A 5.375% 6/1/29 #	365,000	327,011
CMG Media 144A 8.875%
12/15/27 #	645,000	511,327
CSC Holdings
144A 4.625% 12/1/30 #	900,000	604,597
144A 5.00% 11/15/31 #	440,000	297,261
Cumulus Media New Holdings
144A 6.75% 7/1/26 #	484,000	446,560
Directv Financing 144A 5.875%
8/15/27 #	670,000	573,724
DISH DBS 144A 5.75% 12/1/28 #	415,000	308,048
Gray Escrow II 144A 5.375%
11/15/31 #	610,000	490,077
Gray Television 144A 4.75%
10/15/30 #	275,000	215,560
Netflix 4.875% 4/15/28	190,000	179,204
Nexstar Media 144A 4.75%
11/1/28 #	345,000	296,540
Nielsen Finance
144A 4.50% 7/15/29 #	125,000	113,088
144A 4.75% 7/15/31 #	410,000	369,376
Sirius XM Radio 144A 4.00%
7/15/28 #	935,000	812,090
VZ Secured Financing 144A 5.00%
1/15/32 #	285,000	237,143
		7,711,327
Real Estate Investment Trusts – 0.31%
XHR 144A 4.875% 6/1/29 #	270,000	232,031
		232,031
Retail – 4.11%
Asbury Automotive Group
144A 4.625% 11/15/29 #	360,000	297,965
4.75% 3/1/30	320,000	263,502
Bath & Body Works
6.875% 11/1/35	295,000	240,564
6.95% 3/1/33	330,000	264,032
144A 9.375% 7/1/25 #	116,000	117,862
Bloomin' Brands 144A 5.125%
4/15/29 #	495,000	420,731
CP Atlas Buyer 144A 7.00%
12/1/28 #	250,000	180,897
LSF9 Atlantis Holdings 144A 7.75%
2/15/26 #	545,000	462,335
Murphy Oil USA 144A 3.75%
2/15/31 #	450,000	383,218
PetSmart 144A 7.75% 2/15/29 #	540,000	487,488
		3,118,594
Services – 5.40%
ADT Security 144A 4.125%
8/1/29 #	470,000	382,759
Ahern Rentals 144A 7.375%
5/15/23 #	230,000	178,250
Clarivate Science Holdings 144A
4.875% 7/1/29 #	640,000	527,370
Gartner 144A 4.50% 7/1/28 #	395,000	363,400
Iron Mountain
144A 5.25% 3/15/28 #	460,000	413,837
144A 5.25% 7/15/30 #	260,000	226,538
NESCO Holdings II 144A 5.50%
4/15/29 #	445,000	373,991
PECF USS Intermediate Holding III
144A 8.00% 11/15/29 #	135,000	107,176
Prime Security Services Borrower
144A 5.75% 4/15/26 #	265,000	247,645
Sotheby's 144A 5.875% 6/1/29 #	455,000	391,206

5

Schedule of investments
Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America
5.25% 1/15/30	430,000	$399,586
White Cap Buyer 144A 6.875%
10/15/28 #	599,000	480,027
		4,091,785
Technology & Electronics – 4.17%
Black Knight InfoServ 144A 3.625%
9/1/28 #	410,000	355,704
Entegris Escrow 144A 5.95%
6/15/30 #	585,000	557,821
Go Daddy Operating 144A 3.50%
3/1/29 #	475,000	401,335
Minerva Merger Sub 144A 6.50%
2/15/30 #	445,000	371,372
NCR
144A 5.00% 10/1/28 #	220,000	186,835
144A 5.25% 10/1/30 #	450,000	388,703
Sensata Technologies 144A 4.00%
4/15/29 #	575,000	488,917
SS&C Technologies 144A 5.50%
9/30/27 #	440,000	411,708
		3,162,395
Transportation – 2.90%
Delta Air Lines 7.375% 1/15/26	224,000	224,245
Grupo Aeromexico 144A 8.50%
3/17/27 #	255,000	246,652
Laredo Petroleum 144A 7.75%
7/31/29 #	420,000	379,508
Seaspan 144A 5.50% 8/1/29 #	730,000	583,405
VistaJet Malta Finance 144A
6.375% 2/1/30 #	955,000	766,521
		2,200,331
Utilities – 2.56%
Calpine
144A 4.625% 2/1/29 #	155,000	129,213
144A 5.00% 2/1/31 #	510,000	412,990
144A 5.125% 3/15/28 #	270,000	238,341
PG&E 5.25% 7/1/30	240,000	197,903
Vistra
144A 7.00% 12/15/26 #, µ, ψ	670,000	609,362
144A 8.00% 10/15/26 #, µ, ψ	365,000	352,313
		1,940,122
Total Corporate Bonds
(cost $75,263,634)		64,253,891

Loan Agreements – 8.07%
Applied Systems 2nd Lien 7.75%
(LIBOR03M + 5.50%) 9/19/25 ●	1,444,734	1,400,189
Calpine 4.17% (LIBOR01M +
2.50%) 12/16/27 ●	636	605
Clydesdale Acquisition Holdings
Tranche B 5.875% (SOFR01M +
4.25%) 4/13/29 ●	120,000	112,863
Covis Finco Tranche B 8.704%
(SOFR01M + 6.65%) 2/18/27 ●	306,125	258,676
Epicor Software 2nd Lien 9.416%
(LIBOR01M + 7.75%) 7/31/28 ●	368,200	359,685
Form Technologies Tranche B
6.006% (LIBOR03M + 4.50%)
7/22/25 ●	635,392	584,560
Hamilton Projects Acquiror 6.75%
(LIBOR03M + 4.50%) 6/17/27 ●	634,625	607,125
Hexion Holdings 1st Lien 5.924%
(SOFR03M + 4.65%) 3/15/29 ●	130,000	116,919
Hexion Holdings 2nd Lien 8.871%
(SOFR01M + 7.54%) 3/15/30 ●	330,000	292,050
PECF USS Intermediate Holding III
5.916% (LIBOR01M + 4.25%)
12/15/28 ●	368,150	333,820
Pre Paid Legal Services 2nd Lien
8.666% (LIBOR01M + 7.00%)
12/14/29 ●	230,000	217,350
Sovos Compliance 1st Lien 6.166%
(LIBOR01M + 4.50%) 8/11/28 ●	114,544	108,292
SPX Flow 5.634% (SOFR01M +
4.50%) 4/5/29 ●	463,106	433,389
SWF Holdings I TBD 10/6/28 Х	337,460	277,842
UKG 2nd Lien 7.535% (LIBOR03M
+ 5.25%) 5/3/27 ●	574,000	533,103
Vantage Specialty Chemicals 1st
Lien 4.739% - 5.75%
(LIBOR03M + 3.50%) 10/28/24 ●	339,665	322,894
Vantage Specialty Chemicals 2nd
Lien 9.825% (LIBOR03M +
8.25%) 10/27/25 ●	169,000	162,240
Total Loan Agreements
(cost $6,401,692)		6,121,602

6

	Number of
	shares	Value (US $)
Short-Term Investments – 6.23%
Money Market Mutual Funds – 6.23%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	1,179,612	$1,179,612
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield 1.21%)	1,179,613	1,179,613
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield 1.39%)	1,179,614	1,179,614
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield 1.34%)	1,179,613	1,179,613
Total Short-Term Investments
(cost $4,718,451)		4,718,452
Total Value of Securities–99.22%
(cost $86,492,112)		$75,205,444

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $48,819,847, which represents 64.41% of the Series' net assets. See Note 7 in “Notes to financial statements."

>	PIK. 100% of the income received was in the form of cash.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Х	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment were outstanding at June 30, 2022:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Sovos Compliance 1st Lien 8/11/28	$19,880	$19,880	$18,795	$(1,085)

Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Fund for Income Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$75,205,444
Dividends and interest receivable	1,232,598
Other assets	633
Total Assets	76,438,675
Liabilities:
Due to custodian	22,387
Payable for securities purchased	487,541
Payable for series shares redeemed	56,088
Other accrued expenses	38,689
Investment management fees payable to affiliates	34,992
Unrealized depreciation on unfunded loan commitments**	1,085
Administration expenses payable to affiliates	635
Distribution fees payable to affiliates	3
Total Liabilities	641,420
Total Net Assets	$75,797,255

Net Assets Consist of:
Paid-in capital	$92,093,222
Total distributable earnings (loss)	(16,295,967)
Total Net Assets	$75,797,255

Net Asset Value
Standard Class:
Net assets	$75,782,968
Shares of beneficial interest outstanding, unlimited authorization, no par	14,722,308
Net asset value per share	$5.15
Service Class:
Net assets	$14,287
Shares of beneficial interest outstanding, unlimited authorization, no par	2,777
Net asset value per share	$5.14
____________________
*Investments, at cost	$86,492,112
**See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware VIP® Trust — Delaware VIP Fund for Income Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Interest	$2,387,479
Dividends	6,857
2,394,336

Expenses:
Management fees	275,221
Distribution expenses — Service Class	8
Administration expenses	26,795
Audit and tax fees	21,981
Dividend disbursing and transfer agent fees and expenses	3,784
Custodian fees	2,072
Legal fees	1,852
Trustees’ fees and expenses	1,191
Registration fees	1
Other	23,285
356,190
Less expenses waived	(31,113)
Total operating expenses	325,077
Net Investment Income (Loss)	2,069,259

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(793,186)
Net change in unrealized appreciation (depreciation) on investments	(13,740,558)
Net Realized and Unrealized Gain (Loss)	(14,533,744)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,464,485)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,069,259	$4,283,469
Net realized gain (loss)	(793,186)	2,917,342
Net change in unrealized appreciation (depreciation)	(13,740,558)	(2,603,436)
Net increase (decrease) in net assets resulting from operations	(12,464,485)	4,597,375

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(5,758,945)	(4,961,205)
Service Class	(669)	—
	(5,759,614)	(4,961,205)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	337,192	2,472,909
Service Class	15,485	—
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	5,758,945	4,961,205
Service Class	669	—
	6,112,291	7,434,114
Cost of shares redeemed:
Standard Class	(5,257,146)	(11,772,138)
Increase (decrease) in net assets derived from capital share transactions	855,145	(4,338,024)
Net Decrease in Net Assets	(17,368,954)	(4,701,854)

Net Assets:
Beginning of period	93,166,209	97,868,063
End of period	$75,797,255	$93,166,209

See accompanying notes, which are an integral part of the financial statements.

10

Financial highlights
Delaware VIP® Fund for Income Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$6.41		$6.44	$6.36	$5.96	$6.45	$6.36

Income (loss) from investment operations:
Net investment income[3]	0.14		0.28	0.29	0.30	0.30	0.30
Net realized and unrealized gain (loss)	(0.99)		0.02	0.16	0.44	(0.46)	0.12
Total from investment operations	(0.85)		0.30	0.45	0.74	(0.16)	0.42

Less dividends and distributions from:
Net investment income	(0.32)		(0.33)	(0.37)	(0.34)	(0.33)	(0.33)
Net realized gain	(0.09)		—	—	—	—	—
Total dividends and distributions	(0.41)		(0.33)	(0.37)	(0.34)	(0.33)	(0.33)

Net asset value, end of period	$5.15		$6.41	$6.44	$6.36	$5.96	$6.45

Total return[4]	(13.74%	)[5]	4.88%	7.95% [5]	12.78% [5]	(2.58% )	6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,783		$93,166	$97,868	$105,035	$100,198	$106,011
Ratio of expenses to average net assets[6]	0.77%		0.80%	0.83%	0.85%	0.91%	0.89%
Ratio of expenses to average net assets prior to
fees waived[6]	0.84%		0.80%	0.87%	0.88%	0.91%	0.89%
Ratio of net investment income to average net
assets	4.90%		4.45%	4.73%	4.94%	4.93%	4.70%
Ratio of net investment income to average net
assets prior to fees waived	4.82%		4.45%	4.69%	4.91%	4.93%	4.70%
Portfolio turnover	25%		86%	131%	115%	73%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Fund For Income shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Fund For Income shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware VIP® Fund for Income Series Service Class

Selected data for each share of the Series outstanding throughout the period were as follows:

3/31/22[1]
to
6/30/22
(Unaudited)
Net asset value, beginning of period	$6.13

Income (loss) from investment operations:
Net investment income[2]	0.06
Net realized and unrealized loss	(0.64)
Total from investment operations	(0.58)

Less dividends and distributions from:
Net investment income	(0.32)
Net realized gain	(0.09)
Total dividends and distributions	(0.41)

Net asset value, end of period	$5.14

Total return[3]	—

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14
Ratio of expenses to average net assets[4]	1.04%
Ratio of expenses to average net assets prior to fees waived[4]	1.11%
Ratio of net investment income to average net assets	4.71%
Ratio of net investment income to average net assets prior to fees waived	4.64%
Portfolio turnover	25% [5]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[5]	Portfolio turnover is representative of the Series for the entire period.

See accompanying notes, which are an integral part of the financial statements.

12

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Fund for Income Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Fund for Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Fund For Income, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from the investment companies

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Fund for Income Series

1. Significant Accounting Policies (continued)

(Underlying Funds) are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series,0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets for the Standard Class and 1.04% for the Service Class from March 10, 2022 through June 30, 2022.* From January 1, 2022 through March 9, 2022, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual series operating expenses from exceeding 0.81% of the Series’ average daily net assets for the Standard Class. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $3,370 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $3,275 for these

14

services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $3,652 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$20,031,934
Sales	23,377,495

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$86,803,923
Aggregate unrealized appreciation of investments	$68,303
Aggregate unrealized depreciation of investments	(11,666,782)
Net unrealized depreciation of investments	$(11,598,479)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

(continues)                    15

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Fund for Income Series

3. Investments (continued)

asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$111,499	$111,499
Corporate Bonds	—	64,253,891	64,253,891
Loan Agreements	—	6,121,602	6,121,602
Short-Term Investments	4,718,452	—	4,718,452
Total Value of Securities	$4,718,452	$70,486,992	$75,205,444

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

16

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	56,621	387,116
Service Class	2,658	—
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,033,922	800,194
Service Class	119	—
	1,093,320	1,187,310
Shares redeemed:
Standard Class	(899,163)	(1,847,542)
Net increase (decrease)	194,157	(660,232)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of

(continues)                    17

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Fund for Income Series

6. Securities Lending (continued)

supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, "IBORs") could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

18

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

(continues)                    19

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Fund for Income Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

20

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPFFI-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Growth and Income Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Growth and Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital and current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$937.70	0.71%	$3.41
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.27	0.71%	$3.56

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Growth and Income Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks ◆	99.50%
Communication Services	8.24%
Consumer Discretionary	7.45%
Consumer Staples	6.61%
Energy	7.82%
Financials	20.47%
Healthcare*	26.27%
Industrials	7.85%
Information Technology	13.77%
Materials	1.02%
Short-Term Investments	0.39%
Total Value of Securities	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Series' concentration guidelines as described in the Series' Prospectus and Statement of Additional Information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of Biotechnology and Pharmaceuticals. As of June 30, 2022, such amounts, as a percentage of total net assets were 2.84% and 23.43%, respectively. The percentage in any such single industry will comply with the Series' concentration policy even if the percentage in the Healthcare sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Johnson & Johnson	5.72%
Exxon Mobil	4.97%
Bristol-Myers Squibb	4.38%
Raytheon Technologies	4.24%
Merck & Co.	3.77%
Verizon Communications	3.53%
Philip Morris International	3.49%
Cisco Systems	3.21%
Motorola Solutions	3.10%
Allstate	3.09%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Growth and Income Series

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.50% ◆
Communication Services – 8.24%
AT&T	458,763	$9,615,673
Comcast Class A	305,156	11,974,321
Verizon Communications	318,820	16,180,115
		37,770,109
Consumer Discretionary – 7.45%
APA	317,618	11,084,868
Chipotle Mexican Grill †	2,083	2,723,023
Ford Motor	130,251	1,449,694
Lowe's	26,311	4,595,742
Tapestry	77,872	2,376,653
TJX	213,832	11,942,517
		34,172,497
Consumer Staples – 6.61%
Altria Group	152,280	6,360,736
Archer-Daniels-Midland	34,034	2,641,038
Mondelez International Class A	85,131	5,285,784
Philip Morris International	162,057	16,001,508
		30,289,066
Energy – 7.82%
ConocoPhillips	145,514	13,068,612
Exxon Mobil	266,048	22,784,351
		35,852,963
Financials – 20.47%
Allstate	111,930	14,184,889
American Financial Group	31,500	4,372,515
American International Group	180,461	9,226,971
Discover Financial Services	22,752	2,151,884
Evercore Class A	31,436	2,942,724
Fidelity National Financial	179,849	6,647,219
First American Financial	149,741	7,924,294
MetLife	193,987	12,180,444
Old Republic International	312,811	6,994,454
OneMain Holdings	120,850	4,517,373
Synchrony Financial	250,884	6,929,416
Truist Financial	233,815	11,089,845
Unum Group	138,708	4,718,846
		93,880,874
Healthcare – 26.27%
AmerisourceBergen	51,392	7,270,940
Bristol-Myers Squibb	261,030	20,099,310
Cardinal Health	57,662	3,013,993
Cigna	51,138	13,475,886
CVS Health	107,994	10,006,724
Gilead Sciences	210,443	13,007,482
Johnson & Johnson	147,806	26,237,043
Merck & Co.	189,357	17,263,677
Pfizer	89,818	4,709,158
Viatris	513,040	5,371,529
		120,455,742
Industrials – 7.85%
Emerson Electric	74,400	5,917,776
Honeywell International	41,469	7,207,727
Northrop Grumman	7,155	3,424,168
Raytheon Technologies	202,278	19,440,939
		35,990,610
Information Technology – 13.77%
Broadcom	26,023	12,642,234
Cisco Systems	345,678	14,739,710
Cognizant Technology Solutions
Class A	195,865	13,218,929
HP	217,663	7,134,993
Motorola Solutions	67,777	14,206,059
Western Union	74,082	1,220,130
		63,162,055
Materials – 1.02%
CF Industries Holdings	10,749	921,512
DuPont de Nemours	45,845	2,548,065
Newmont	20,355	1,214,583
		4,684,160
Total Common Stocks
(cost $412,827,327)		456,258,076

Short-Term Investments – 0.39%
Money Market Mutual Funds – 0.39%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	446,170	446,170
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
1.21%)	446,171	446,171
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
1.39%)	446,171	446,171
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield
1.34%)	446,170	446,170
Total Short-Term Investments
(cost $1,784,682)		1,784,682
Total Value of Securities–99.89%
(cost $414,612,009)		$458,042,758

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Growth and Income Series

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Growth and Income Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$458,042,758
Dividends receivable	980,306
Prepaid expenses	225
Other assets	3,510
Total Assets	459,026,799
Liabilities:
Investment management fees payable to affiliates	254,392
Payable for series shares redeemed	163,723
Other accrued expenses	37,754
Administration expenses payable to affiliates	1,960
Total Liabilities	457,829
Total Net Assets	$458,568,970

Net Assets Consist of:
Paid-in capital	$396,333,957
Total distributable earnings (loss)	62,235,013
Total Net Assets	$458,568,970

Net Asset Value
Standard Class:
Net assets	$458,568,970
Shares of beneficial interest outstanding, unlimited authorization, no par	16,387,050
Net asset value per share	$27.98
___________________
*Investments, at cost	$414,612,009

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations
Delaware VIP® Trust — Delaware VIP Growth and Income Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$7,751,938

Expenses:
Management fees	1,618,256
Accounting and administration expenses	59,501
Dividend disbursing and transfer agent fees and expenses	19,959
Audit and tax fees	15,045
Legal fees	9,575
Custodian fees	7,624
Trustees’ fees and expenses	6,234
Reports and statements to shareholders expenses	5,575
Registration fees	1
Other	19,679
Total operating expenses	1,761,449
Net Investment Income (Loss)	5,990,489

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	13,698,033
Net change in unrealized appreciation (depreciation) on investments	(50,070,718)
Net Realized and Unrealized Gain (Loss)	(36,372,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,382,196)

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Growth and Income Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,990,489	$11,107,894
Net realized gain (loss)	13,698,033	51,788,654
Net change in unrealized appreciation (depreciation)	(50,070,718)	36,550,302
Net increase (decrease) in net assets resulting from operations	(30,382,196)	99,446,850

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(59,105,904)	(9,074,137)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	130,026	1,047,557
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	59,105,904	9,074,137
	59,235,930	10,121,694
Cost of shares redeemed:
Standard Class	(27,429,053)	(51,410,464)
Increase (decrease) in net assets derived from capital share transactions	31,806,877	(41,288,770)
Net Increase (Decrease) in Net Assets	(57,681,223)	49,083,943

Net Assets:
Beginning of period	516,250,193	467,166,250
End of period	$458,568,970	$516,250,193

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights
Delaware VIP® Growth and Income Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$33.80	$28.17	$43.10	$41.84	$49.45	$44.18

Income (loss) from investment operations:
Net investment income[3]	0.38	0.70	0.59	0.71	0.72	0.66
Net realized and unrealized gain (loss)	(2.20)	5.49	(3.82)	8.82	(5.48)	7.09
Total from investment operations	(1.82)	6.19	(3.23)	9.53	(4.76)	7.75

Less dividends and distributions from:
Net investment income	(0.75)	(0.56)	(0.75)	(0.74)	(0.68)	(0.71)
Net realized gain	(3.25)	—	(10.95)	(7.53)	(2.17)	(1.77)
Total dividends and distributions	(4.00)	(0.56)	(11.70)	(8.27)	(2.85)	(2.48)

Net asset value, end of period	$27.98	$33.80	$28.17	$43.10	$41.84	$49.45

Total return[4]	(6.23% )	22.20%	(0.46% )	25.60%	(10.17% )	18.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$458,569	$516,250	$467,166	$518,042	$448,975	$531,695
Ratio of expenses to average net assets[5]	0.71%	0.70%	0.74%	0.76%	0.77%	0.78%
Ratio of net investment income to average net
assets	2.41%	2.22%	2.09%	1.75%	1.54%	1.45%
Portfolio turnover	11%	49%	30%	122% [6]	58%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, the First Investors Life Series Growth & Income Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Growth & Income Fund shares.

[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth and Income Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Growth and Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Growth & Income Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)                    9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth and Income Series

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.72% of the Series’ average daily net assets from January 1, 2022 through June 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $9,919 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $18,949 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $5,458 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

10

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$56,419,916
Sales	76,166,809

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$414,612,009
Aggregate unrealized appreciation of investments	$70,130,396
Aggregate unrealized depreciation of investments	(26,699,647)
Net unrealized appreciation of investments	$43,430,749

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth and Income Series

3. Investments (continued)

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$456,258,076
Short-Term Investments	1,784,682
Total Value of Securities	$458,042,758

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	3,905	34,121
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,959,745	296,929
	1,963,650	331,050
Shares redeemed:
Standard Class	(849,873)	(1,641,369)
Net increase (decrease)	1,113,777	(1,310,319)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required

12

percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth and Income Series

7. Credit and Market Risk (continued)

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2022. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2022, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

14

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Growth and Income Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

15

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPGI-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Growth Equity Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Growth Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$729.80	0.78%	$3.35
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.93	0.78%	$3.91

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Growth Equity Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks ◆	99.03%
Communication Services	11.83%
Consumer Discretionary	12.31%
Consumer Staples	3.82%
Financials	4.60%
Healthcare	9.96%
Industrials	10.36%
Information Technology*	46.15%
Total Value of Securities	99.03%
Receivables and Other Assets Net of Liabilities	0.97%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Commercial Services, Computers, Diversified Financial Services, Internet, Semiconductors, Software, and Telecommunications. As of June 30, 2022, such amounts, as a percentage of total net assets, were 0.93%, 6.08%, 5.46%, 3.79%, 3.20%, 22.23%, and 4.46%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	12.74%
Apple	6.08%
Alphabet Class A	5.50%
Visa Class A	4.89%
Amazon.com	4.86%
UnitedHealth Group	4.47%
Motorola Solutions	4.47%
CoStar Group	3.88%
Coca-Cola	3.82%
VeriSign	3.79%
2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Growth Equity Series

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks ‒ 99.03% ◆
Communication Services ‒ 11.83%
Alphabet Class A †	2,354	$5,129,978
Alphabet Class C †	396	866,230
Electronic Arts	23,731	2,886,876
Meta Platforms Class A †	10,519	1,696,189
Pinterest Class A †	24,488	444,702
		11,023,975
Consumer Discretionary ‒ 12.31%
Amazon.com †	42,613	4,525,927
Booking Holdings †	722	1,262,771
Ferrari	9,017	1,654,439
Home Depot	4,664	1,279,195
LVMH Moet Hennessy Louis Vuitton
ADR	9,713	1,187,123
NIKE Class B	15,258	1,559,367
		11,468,822
Consumer Staples ‒ 3.82%
Coca-Cola	56,536	3,556,680
		3,556,680
Financials ‒ 4.60%
Intercontinental Exchange	19,480	1,831,899
S&P Global	7,290	2,457,168
		4,289,067
Healthcare ‒ 9.96%
Cooper	5,701	1,785,097
Danaher	5,006	1,269,121
Intuitive Surgical †	5,008	1,005,156
UnitedHealth Group	8,106	4,163,485
Zoetis	6,156	1,058,155
		9,281,014
Industrials ‒ 10.36%
CoStar Group †	59,815	3,613,424
J.B. Hunt Transport Services	10,386	1,635,483
Stanley Black & Decker	3,637	381,376
TransUnion	29,031	2,322,190
Union Pacific	3,627	773,567
Verisk Analytics	5,391	933,128
		9,659,168
Information Technology ‒ 46.15%
Adobe †	5,465	2,000,518
Apple	41,441	5,665,813
Autodesk †	5,806	998,400
Broadridge Financial Solutions	14,627	2,085,079
Intuit	5,881	2,266,773
Mastercard Class A	1,671	527,167
Microsoft	46,246	11,877,360
Motorola Solutions	19,858	4,162,237
NVIDIA	19,676	2,982,685
PayPal Holdings †	12,409	866,644
Salesforce †	9,004	1,486,020
VeriSign †	21,107	3,531,834
Visa Class A	23,166	4,561,154
		43,011,684
Total Common Stocks
(cost $91,269,736)		92,290,410
Total Value of Securities‒99.03%
(cost $91,269,736)		$92,290,410

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

3

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Growth Equity Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$92,290,410
Cash	932,839
Dividends receivable	51,038
Receivable for series shares sold	16,886
Other assets	902
Total Assets	93,292,075
Liabilities:
Investment management fees payable to affiliates	49,322
Other accrued expenses	36,725
Payable for series shares redeemed	8,625
Administration expenses payable to affiliates	463
Total Liabilities	95,135
Total Net Assets	$93,196,940

Net Assets Consist of:
Paid-in capital	$67,193,316
Total distributable earnings (loss)	26,003,624
Total Net Assets	$93,196,940

Net Asset Value
Standard Class:
Net assets	$93,196,940
Shares of beneficial interest outstanding, unlimited authorization, no par	5,974,275
Net asset value per share	$15.60
____________________
*Investments, at cost	$91,269,736

See accompanying notes, which are an integral part of the financial statements.

4

Statement of operations
Delaware VIP® Trust — Delaware VIP Growth Equity Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$560,532

Expenses:
Management fees	352,934
Accounting and administration expenses	28,858
Audit and tax fees	15,018
Dividend disbursing and transfer agent fees and expenses	7,633
Reports and statements to shareholders expenses	5,966
Legal fees	2,247
Custodian fees	2,107
Trustees’ fees and expenses	1,943
Other	6,898
423,604
Less expenses waived	(2,271)
Total operating expenses	421,333
Net Investment Income (Loss)	139,199

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	24,845,806
Net change in unrealized appreciation (depreciation) on investments	(60,028,451)
Net Realized and Unrealized Gain (Loss)	(35,182,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(35,043,446)

See accompanying notes, which are an integral part of the financial statements.

5

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Growth Equity Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$139,199	$(39,535)
Net realized gain (loss)	24,845,806	20,236,259
Net change in unrealized appreciation (depreciation)	(60,028,451)	19,836,439
Net increase (decrease) in net assets resulting from operations	(35,043,446)	40,033,163

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(20,195,621)	(5,241,382)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,355,990	3,102,696
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	20,195,621	5,241,382
	22,551,611	8,344,078
Cost of shares redeemed:
Standard Class	(5,975,594)	(17,600,858)
Increase (decrease) in net assets derived from capital share transactions	16,576,017	(9,256,780)
Net Increase (Decrease) in Net Assets	(38,663,050)	25,535,001

Net Assets:
Beginning of period	131,859,990	106,324,989
End of period	$93,196,940	$131,859,990

See accompanying notes, which are an integral part of the financial statements.

6

Financial highlights
Delaware VIP® Growth Equity Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$26.34		$19.79	$16.53	$14.14	$15.87	$13.37

Income (loss) from investment operations:
Net investment income (loss)[3]	0.03		(0.01)	0.01	0.07	0.05	0.06
Net realized and unrealized gain (loss)	(6.65)		7.56	4.39	3.28	(0.57)	3.97
Total from investment operations	(6.62)		7.55	4.40	3.35	(0.52)	4.03

Less dividends and distributions from:
Net investment income	—		(0.01)	(0.07)	(0.05)	(0.06)	(0.08)
Net realized gain	(4.12)		(0.99)	(1.07)	(0.91)	(1.15)	(1.45)
Total dividends and distributions	(4.12)		(1.00)	(1.14)	(0.96)	(1.21)	(1.53)

Net asset value, end of period	$15.60		$26.34	$19.79	$16.53	$14.14	$15.87

Total return[4]	(27.02%	)[5]	39.23%	29.50% [5]	24.35% [5]	(3.79% )	32.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,197		$131,860	$106,325	$91,962	$73,629	$69,829
Ratio of expenses to average net assets	0.78%		0.75%	0.80%	0.82%	0.81%	0.81%
Ratio of expenses to average net assets prior to
fees waived	0.78%		0.75%	0.83%	0.84%	0.81%	0.81%
Ratio of net investment income (loss) to average
net assets	0.26%		(0.03% )	0.04%	0.43%	0.34%	0.40%
Ratio of net investment income (loss) to average
net assets prior to fees waived	0.26%		(0.03% )	0.01%	0.41%	0.34%	0.40%
Portfolio turnover	88%		31%	37%	45%	31%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Select Growth Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Select Growth Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

7

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth Equity Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Growth Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Select Growth Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

8

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from January 1, 2022 through June 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Prior to May 31, 2022, Smith Asset Management Group, L.P. (Smith) furnishes investment sub-advisory services to the Series. For these services, DMC, not the Series, pays Smith a fee, which is based on 0.20% of the aggregate average daily net assets of the Series and Delaware Growth Equity Fund.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $3,805 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $4,294 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $4,666 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

(continues)                    9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth Equity Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$96,239,731
Sales	99,255,252

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$91,269,736
Aggregate unrealized appreciation of investments	$6,761,415
Aggregate unrealized depreciation of investments	(5,740,741)
Net unrealized appreciation of investments	$1,020,674

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are

10

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$92,290,410
Total Value of Securities	$92,290,410

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	114,804	142,140
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,139,065	243,559
	1,253,869	385,699
Shares redeemed:
Standard Class	(286,182)	(751,455)
Net increase (decrease)	967,687	(365,756)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth Equity Series

6. Securities Lending (continued)

market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may

12

not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2022, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

(continues)                    13

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Growth Equity Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

Board consideration of sub-advisory agreements for Delaware VIP Growth Equity Series at a meeting held March 1-3, 2022

At a meeting held on March 1-3, 2022, the Board of Trustees (the “Board”) of Delaware VIP Growth Equity Series (the “Series”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”), respectively. MIMGL and MFMHK may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each sub-advisor, including its personnel, operations, and financial condition, which had been provided by each sub-advisor. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by each sub-advisor; information concerning each sub-advisor’s organizational structure and the experience of its key investment management personnel; copies of its Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to the sub-advisor; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board is not

14

intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent and quality of the services to be provided by each sub-advisor, the Board reviewed the services to be provided by each sub-advisor pursuant to the Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by each sub-advisor regarding the experience and qualifications of the personnel who will be responsible for providing services to the Series. The Board also considered relevant performance information provided with respect to the sub-advisors. In discussing the nature of the services proposed to be provided by each sub-advisor, it was observed that, unlike traditional sub-advisors who make all of the investment-related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Series’ investment manager) and each sub-advisor as currently contemplated is primarily more of a collaborative effort between DMC and the sub-advisor and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Series’ strategy to the sub-advisors who would be permitted to execute Series trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight.

However, DMC and the Series’ named portfolio managers will continue to retain principal responsibility for the Series’ strategy and investment process and be primarily responsible for the day-to-day management of the Series’ portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by each sub-advisor to the Series and its shareholders and was confident in the abilities of the sub-advisor to provide quality services to the Series and its shareholders.

Investment performance. In regards to the appointment of each sub-advisor for the Series, the Board reviewed information on prior performance for the sub-advisors. In evaluating performance, the Board considered that the sub-advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Series would retain principal responsibility for the Series’ strategy as described above. In addition, the Board considered that the sub-advisors would also execute Series security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize each sub-advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay each sub-advisor a sub-advisory fee based on the extent to which the sub-advisor provides services to the Series as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent, and quality of the sub-advisory services to be provided by each sub-advisor. The Board noted that the sub-advisory fee is paid by DMC to each sub-advisor and are not additional fees borne by the Series, and that the management fee paid by the Series to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fee to be paid to each sub-advisor based on a projection of the sub-advisor’s allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangement would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by each sub-advisor, there were no comparable accounts and corresponding fees to which the sub-advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and each sub-advisor, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each sub-advisor’s profitability from its relationship with the Series was not available because it had not begun to provide services to the Series. With regard to potential fall-out benefits derived or to be derived by each sub-advisor and its affiliates in connection with their relationship to the Series, the Board considered the potential benefit to DMC and the sub-advisors of marketing a global approach on the portfolio management of their investment strategies. The Trustees also noted that economies of scale are shared with the Series and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Series so that as the Series grows in size, its effective investment management fee rate declines.

15

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPGE-822

Semiannual report

Delaware VIP® Trust

Delaware VIP International Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® International Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek long-term capital growth.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$805.10	0.86%	$3.85
Service Class	1,000.00	804.10	1.16%	5.19
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.53	0.86%	$4.31
Service Class	1,000.00	1,019.04	1.16%	5.81

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector and country allocations
Delaware VIP® Trust — Delaware VIP International Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / country	of net assets
Common Stocks by Country	97.70%
Denmark	5.38%
France	17.66%
Germany	13.55%
Japan	11.12%
Netherlands	5.45%
Spain	6.10%
Sweden	9.32%
Switzerland	15.35%
United Kingdom	13.77%
Exchange-Traded Funds	1.60%
Short-Term Investments	0.23%
Total Value of Securities	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

Percentage
Common stock by sector ◆	of net assets
Communication Services	5.90%
Consumer Discretionary	15.01%
Consumer Staples*	32.96%
Health Care	18.48%
Industrials	9.89%
Information Technology	10.23%
Materials	5.23%
Total	97.70%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, and Food. As of June 30, 2022, such amounts, as a percentage of total net assets were 6.55%, 8.09%, and 18.32%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP International Series

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 97.70%Δ
Denmark – 5.38%
Novo Nordisk Class B	82,920	$9,196,783
		9,196,783
France – 17.66%
Air Liquide	66,583	8,939,657
Danone	121,280	6,769,100
Orange	349,200	4,105,893
Publicis Groupe	64,970	3,176,860
Sodexo	102,250	7,185,673
		30,177,183
Germany – 13.55%
adidas AG	39,000	6,897,230
Fresenius Medical Care AG & Co.	125,500	6,264,189
Knorr-Bremse	51,460	2,934,735
SAP	77,450	7,055,563
		23,151,717
Japan – 11.12%
Asahi Group Holdings	55,200	1,808,402
Kao	164,400	6,630,283
KDDI	88,600	2,800,747
Makita	150,000	3,738,945
Seven & i Holdings	103,900	4,033,323
		19,011,700
Netherlands – 5.45%
Koninklijke Ahold Delhaize	357,640	9,317,251
		9,317,251
Spain – 6.10%
Amadeus IT Group †	187,040	10,419,815
		10,419,815
Sweden – 9.32%
Essity Class B	275,280	7,187,594
H & M Hennes & Mauritz Class B	288,210	3,441,700
Securitas Class B	614,290	5,291,550
		15,920,844
Switzerland – 15.35%
Nestle	95,880	11,192,444
Roche Holding	20,740	6,920,575
Swatch Group	34,200	8,114,283
		26,227,302
United Kingdom – 13.77%
Diageo	218,210	9,377,963
Intertek Group	96,570	4,944,349
Smith & Nephew	660,070	9,220,199
		23,542,511
Total Common Stocks
(cost $191,942,618)		166,965,106

Exchange-Traded Funds – 1.60%
iShares MSCI EAFE ETF	540	33,745
iShares Trust iShares ESG Aware
MSCI EAFE ETF	37,960	2,382,369
Vanguard FTSE Developed
Markets ETF	7,750	316,200
Total Exchange-Traded Funds
(cost $3,162,117)		2,732,314

Short-Term Investments – 0.23%
Money Market Mutual Funds – 0.23%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	96,954	96,954
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
1.21%)	96,953	96,953
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
1.39%)	96,953	96,953
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield
1.34%)	96,953	96,953
Total Short-Term Investments
(cost $387,813)		387,813
Total Value of Securities–99.53%
(cost $195,492,548)		$170,085,233

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP International Series

The following foreign currency exchange contract was outstanding at June 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	EUR	281,832	USD	(295,300)	7/1/22	$64
BNYM	GBP	185,703	USD	(225,576)	7/1/22	483
Total Foreign Currency Exchange Contracts						$547

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International

Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP International Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$170,085,233
Cash	116,299
Foreign currencies, at valueΔ	56,818
Foreign tax reclaims receivable	1,168,031
Receivable for securities sold	267,099
Dividends receivable	95,165
Unrealized appreciation on foreign currency exchange contracts	547
Receivable for series shares sold	148
Other assets	1,479
Total Assets	171,790,819
Liabilities:
Payable for securities purchased	637,702
Investment management fees payable to affiliates	106,522
Payable for series shares redeemed	85,673
Other accrued expenses	64,599
Administration expenses payable to affiliates	1,031
Distribution fees payable to affiliates	215
Total Liabilities	895,742
Total Net Assets	$170,895,077

Net Assets Consist of:
Paid-in capital	$195,963,629
Total distributable earnings (loss)	(25,068,552)
Total Net Assets	$170,895,077

Net Asset Value
Standard Class:
Net assets	$170,041,574
Shares of beneficial interest outstanding, unlimited authorization, no par	11,684,306
Net asset value per share	$14.55
Service Class:
Net assets	$853,503
Shares of beneficial interest outstanding, unlimited authorization, no par	58,754
Net asset value per share	$14.53
____________________
*Investments, at cost	$195,492,548
ΔForeign currencies, at cost	56,409

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations
Delaware VIP® Trust — Delaware VIP International Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$3,458,021
Foreign tax withheld	(441,672)
3,016,349

Expenses:
Management fees	825,518
Distribution expenses – Service Class	1,171
Administration expenses	36,408
Custodian fees	27,201
Audit and tax fees	16,390
Dividend disbursing and transfer agent fees and expenses	8,722
Legal fees	4,308
Trustees’ fees and expenses	2,950
Registration fees	1
Other	17,697
940,366
Less expenses waived	(103,653)
Less expenses paid indirectly	(1)
Total operating expenses	836,712
Net Investment Income (Loss)	2,179,637

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,123,915)
Foreign currencies	(36,947)
Foreign currency exchange contracts	(59,693)
Net realized gain (loss)	(1,220,555)
Net change in unrealized appreciation (depreciation) on:
Investments	(42,740,030)
Foreign currencies	(62,414)
Foreign currency exchange contracts	64
Net change in unrealized appreciation (depreciation)	(42,802,380)
Net Realized and Unrealized Gain (Loss)	(44,022,935)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(41,843,298)

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP International Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,179,637	$2,859,061
Net realized gain (loss)	(1,220,555)	14,958,977
Net change in unrealized appreciation (depreciation)	(42,802,380)	(2,848,153)
Net increase (decrease) in net assets resulting from operations	(41,843,298)	14,969,885

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(17,608,545)	(6,663,940)
Service Class	(71,038)	(24,142)
	(17,679,583)	(6,688,082)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,990,997	5,463,716
Service Class	349,755	44,014
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	17,608,545	6,663,940
Service Class	71,038	24,142
	21,020,335	12,195,812
Cost of shares redeemed:
Standard Class	(8,467,434)	(18,765,233)
Service Class	(79,065)	(121,694)
	(8,546,499)	(18,886,927)
Increase (decrease) in net assets derived from capital share transactions	12,473,836	(6,691,115)
Net Increase (Decrease) in Net Assets	(47,049,045)	1,590,688

Net Assets:
Beginning of period	217,944,122	216,353,434
End of period	$170,895,077	$217,944,122

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights
Delaware VIP® International Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$19.87		$19.16	$25.00	$22.08	$26.57	$20.22

Income (loss) from investment operations:
Net investment income[3]	0.19		0.26	0.27	0.18	0.21	0.22
Net realized and unrealized gain (loss)	(3.87)		1.05	—	4.97	(3.29)	6.38
Total from investment operations	(3.68)		1.31	0.27	5.15	(3.08)	6.60

Less dividends and distributions from:
Net investment income	(0.25)		(0.19)	—	(0.19)	(0.21)	(0.25)
Net realized gain	(1.39)		(0.41)	(6.11)	(2.04)	(1.20)	—
Total dividends and distributions	(1.64)		(0.60)	(6.11)	(2.23)	(1.41)	(0.25)

Net asset value, end of period	$14.55		$19.87	$19.16	$25.00	$22.08	$26.57

Total return[4]	(19.49%	)[5]	6.87% [5]	7.16% [5]	24.91% [5]	(12.16% )	32.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,042		$217,194	$215,577	$166,210	$142,248	$160,128
Ratio of expenses to average net assets[6]	0.86%		0.90%	0.87%	0.83%	0.86%	0.84%
Ratio of expenses to average net assets prior to
fees waived[6]	0.97%		1.00%	1.04%	0.87%	0.86%	0.84%
Ratio of net investment income to average net
assets	2.25%		1.28%	1.44%	0.75%	0.84%	0.90%
Ratio of net investment income to average net
assets prior to fees waived	2.14%		1.18%	1.27%	0.71%	0.84%	0.90%
Portfolio turnover	17%		33%	16%	144% [7]	50%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, the First Investors Life Series International Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series International Fund shares.

[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Delaware VIP® International Series Service Class

Selected data for each share of the Series outstanding throughout the period were as follows:

	Six months
	ended		12/14/20[1]
	6/30/22[2]	Year ended	to
	(Unaudited)	12/31/21	12/31/20
Net asset value, beginning of period	$19.81	$19.15	$18.93

Income (loss) from investment operations:
Net investment income[3]	0.18	0.20	—	[4]
Net realized and unrealized gain (loss)	(3.87)	1.06	0.22
Total from investment operations	(3.69)	1.26	0.22

Less dividends and distributions from:
Net investment income	(0.20)	(0.19)	—
Net realized gain	(1.39)	(0.41)	—
Total dividends and distributions	(1.59)	(0.60)	—

Net asset value, end of period	$14.53	$19.81	$19.15

Total return[5]	(19.59% )	6.59%	1.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$853	$750	$776
Ratio of expenses to average net assets[6]	1.16%	1.20%	1.16%
Ratio of expenses to average net assets prior to fees waived[6]	1.27%	1.30%	1.33%
Ratio of net investment income to average net assets	2.09%	0.98%	0.27%
Ratio of net investment income to average net assets prior to fees waived	1.98%	0.88%	0.10%
Portfolio turnover	17%	33%	16%	[7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	Portfolio turnover is representative of the Series for the entire period.

See accompanying notes, which are an integral part of the financial statements.

9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP International Series (Series). The Trust is an open-end investment company. The Series is considered non-diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series International Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

10

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets for the

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Standard Class and 1.16% for the Service Class from January 1, 2022 through June 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $5,165 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $7,544 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $2,256 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
___________________

*The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$32,826,687
Sales	36,069,645

12

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$195,492,548
Aggregate unrealized appreciation of investments and derivatives	$15,224,833
Aggregate unrealized depreciation of investments and derivatives	(40,631,601)
Net unrealized depreciation of investments and derivatives	$(25,406,768)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$166,965,106	$—	$166,965,106
Exchange-Traded Funds	2,732,314	—	2,732,314
Short-Term Investments	387,813	—	387,813
Total Value of Securities	$170,085,233	$—	$170,085,233

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$547	$547

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

3. Investments (continued)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	169,271	277,201
Service Class	21,310	2,287
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,068,480	338,959
Service Class	4,316	1,229
	1,263,377	619,676
Shares redeemed:
Standard Class	(482,941)	(938,955)
Service Class	(4,718)	(6,184)
	(487,659)	(945,139)
Net increase (decrease)	775,718	(325,463)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the

14

period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series' exposure to the counterparty.

During the six months ended June 30, 2022, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended June 30, 2022, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$199,674	$263,165

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

(continues)                    15

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

7. Offsetting (continued)

At June 30, 2022, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Bank of New York Mellon				$547	$—	$547

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
Bank of New York Mellon	$547	$—	$—	$—	$—	$547

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

16

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

(continues)                    17

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP International Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

18

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPINT-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Investment Grade Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Investment Grade Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$841.10	0.63%	$2.88
Service Class	1,000.00	840.40	0.93%	4.24
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.67	0.63%	$3.16
Service Class	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocation
Delaware VIP® Trust — Delaware VIP Investment Grade Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	0.16%
Convertible Bond	0.15%
Corporate Bonds	88.09%
Banking	16.41%
Basic Industry	3.36%
Brokerage	2.03%
Capital Goods	4.72%
Communications	11.69%
Consumer Cyclical	3.46%
Consumer Non-Cyclical	5.43%
Electric	9.89%
Energy	8.25%
Finance Companies	3.76%
Insurance	5.18%
Natural Gas	1.06%
Real Estate Investment Trusts	1.72%
Technology	8.55%
Transportation	2.23%
Utilities	0.35%
Municipal Bonds	0.49%
Non-Agency Asset-Backed Securities	1.98%
Loan Agreements	2.84%
US Treasury Obligations	2.58%
Short-Term Investments	3.27%
Total Value of Securities	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Investment Grade Series

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 0.16%
Freddie Mac Structured Agency
Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A
1.676% (SOFR + 0.75%)
10/25/33 #, •	68,002	$66,930
Total Agency Collateralized Mortgage
Obligations
(cost $68,002)		66,930

Convertible Bond – 0.15%
Spirit Airlines 1.00% exercise price
$49.07, maturity date 5/15/26	69,000	62,548
Total Convertible Bond
(cost $60,760)		62,548

Corporate Bonds – 88.09%
Banking – 16.41%
Ally Financial
4.70% 5/15/26 µ, ψ	135,000	107,479
5.75% 11/20/25	170,000	167,754
Bank of America
2.482% 9/21/36 µ	415,000	322,329
2.551% 2/4/28 µ	105,000	95,574
2.972% 2/4/33 µ	120,000	102,341
4.571% 4/27/33 µ	110,000	107,183
6.125% 4/27/27 µ, ψ	125,000	120,859
Bank of New York Mellon 4.70%
9/20/25 µ, ψ	350,000	342,825
Fifth Third Bancorp 4.337%
4/25/33 µ	95,000	90,463
Goldman Sachs Group
1.542% 9/10/27 µ	630,000	553,464
2.383% 7/21/32 µ	150,000	121,445
Huntington National Bank 4.552%
5/17/28 µ	250,000	248,504
JPMorgan Chase & Co.
1.47% 9/22/27 µ	255,000	223,830
1.764% 11/19/31 µ	595,000	470,989
4.586% 4/26/33 µ	65,000	63,913
KeyCorp 4.789% 6/1/33 µ	90,000	88,885
Morgan Stanley
1.928% 4/28/32 µ	415,000	329,511
2.484% 9/16/36 µ	560,000	431,187
NatWest Group 4.60% 6/28/31 µ, ψ	200,000	147,750
PNC Bank 4.05% 7/26/28	250,000	242,196
PNC Financial Services Group
6.00% 5/15/27 µ, ψ	70,000	67,367
State Street
1.684% 11/18/27 µ	110,000	98,923
2.203% 2/7/28 µ	140,000	128,305
4.421% 5/13/33 µ	80,000	78,967
SVB Financial Group
1.80% 10/28/26	62,000	55,425
2.10% 5/15/28	355,000	303,780
4.00% 5/15/26 µ, ψ	155,000	118,301
4.57% 4/29/33 µ	169,000	158,823
Toronto-Dominion Bank 4.108%
6/8/27	285,000	282,066
Truist Bank 2.636% 9/17/29 µ	445,000	423,515
Truist Financial 4.95% 9/1/25 µ, ψ	395,000	385,495
US Bancorp
2.215% 1/27/28 µ	80,000	73,346
2.491% 11/3/36 µ	115,000	93,839
2.677% 1/27/33 µ	85,000	73,240
Wells Fargo & Co.
3.526% 3/24/28 µ	230,000	218,049
4.611% 4/25/53 µ	125,000	115,885
		7,053,807
Basic Industry – 3.36%
Graphic Packaging International
144A 3.50% 3/1/29 #	130,000	109,321
Newmont
2.25% 10/1/30	135,000	112,191
2.60% 7/15/32	100,000	82,627
2.80% 10/1/29	395,000	349,202
Sherwin-Williams 2.90% 3/15/52	345,000	235,732
Steel Dynamics 1.65% 10/15/27	100,000	85,931
Suzano Austria 3.125% 1/15/32	285,000	215,223
Westlake 3.125% 8/15/51	365,000	255,437
		1,445,664
Brokerage – 2.03%
Blackstone Holdings Finance 144A
1.625% 8/5/28 #	325,000	274,905
Charles Schwab 5.375%
6/1/25 µ, ψ	180,000	178,650
Jefferies Group
2.625% 10/15/31	425,000	328,456
6.50% 1/20/43	90,000	89,239
		871,250
Capital Goods – 4.72%
Amphenol 2.20% 9/15/31	195,000	159,400
Ardagh Metal Packaging Finance
USA 144A 4.00% 9/1/29 #	200,000	161,106
Ashtead Capital 144A 1.50%
8/12/26 #	400,000	349,594
Boeing 3.75% 2/1/50	60,000	42,452

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Lockheed Martin
3.90% 6/15/32	120,000	$118,549
4.15% 6/15/53	90,000	84,187
Madison IAQ 144A 4.125%
6/30/28 #	75,000	62,058
Pactiv Evergreen Group Issuer
144A 4.00% 10/15/27 #	140,000	119,984
Parker-Hannifin 4.25% 9/15/27	310,000	308,073
Teledyne Technologies 2.25%
4/1/28	405,000	351,752
Waste Connections 2.95% 1/15/52	100,000	71,946
Weir Group 144A 2.20% 5/13/26 #	225,000	198,102
		2,027,203
Communications – 11.69%
Altice France
144A 5.125% 1/15/29 #	200,000	151,795
144A 5.50% 10/15/29 #	130,000	99,708
AMC Networks 4.75% 8/1/25	156,000	145,619
AT&T
3.50% 9/15/53	555,000	421,625
4.50% 5/15/35	125,000	118,966
CCO Holdings
144A 4.50% 6/1/33 #	35,000	27,656
144A 4.75% 2/1/32 #	150,000	123,195
Cellnex Finance 144A 3.875%
7/7/41 #	200,000	137,641
Charter Communications Operating
3.85% 4/1/61	360,000	237,448
4.40% 12/1/61	75,000	54,094
Comcast 3.20% 7/15/36	580,000	491,877
Crown Castle International
1.05% 7/15/26	100,000	86,657
2.10% 4/1/31	136,000	108,313
CSC Holdings 144A 4.50%
11/15/31 #	200,000	154,860
Directv Financing 144A 5.875%
8/15/27 #	150,000	128,446
Discovery Communications 4.00%
9/15/55	303,000	212,839
Magallanes 144A 5.141% 3/15/52 #	430,000	361,483
Netflix 4.875% 4/15/28	115,000	108,466
Rogers Communications 144A
4.55% 3/15/52 #	45,000	39,623
Time Warner Cable 7.30% 7/1/38	200,000	209,188
Time Warner Entertainment 8.375%
3/15/23	290,000	298,495
T-Mobile USA
3.00% 2/15/41	205,000	153,203
3.375% 4/15/29	305,000	267,761
144A 3.375% 4/15/29 #	230,000	201,918
Verizon Communications
2.875% 11/20/50	125,000	88,886
4.50% 8/10/33	425,000	414,939
Virgin Media Secured Finance
144A 5.50% 5/15/29 #	200,000	179,227
		5,023,928
Consumer Cyclical – 3.46%
ADT Security 144A 4.875%
7/15/32 #	139,000	110,923
Amazon.com
2.50% 6/3/50	455,000	321,645
3.95% 4/13/52	65,000	60,164
Aptiv 3.10% 12/1/51	569,000	368,085
General Motors Financial 5.70%
9/30/30 µ, Ψ	97,000	84,754
Levi Strauss & Co. 144A 3.50%
3/1/31 #	110,000	90,141
Lowe's 2.80% 9/15/41	145,000	105,560
Prime Security Services Borrower
144A 3.375% 8/31/27 #	42,000	34,728
VICI Properties 4.95% 2/15/30	120,000	113,944
Volkswagen Group of America
Finance 144A 4.35% 6/8/27 #	200,000	196,225
		1,486,169
Consumer Non-Cyclical – 5.43%
Baxter International 3.132%
12/1/51	255,000	184,876
Bimbo Bakeries USA 144A 4.00%
5/17/51 #	200,000	162,471
Bunge Finance 2.75% 5/14/31	290,000	239,670
CSL Finance 144A 4.75% 4/27/52 #	75,000	71,855
CVS Health 2.70% 8/21/40	419,000	303,193
JBS USA 144A 3.00% 2/2/29 #	128,000	108,340
Keurig Dr Pepper 3.95% 4/15/29	160,000	152,789
Merck & Co. 2.75% 12/10/51	72,000	53,308
Perrigo Finance Unlimited 4.375%
3/15/26	300,000	283,931
Royalty Pharma
3.35% 9/2/51	460,000	312,646
3.55% 9/2/50	19,000	13,305
Sodexo 144A 1.634% 4/16/26 #	260,000	234,557
Tenet Healthcare 144A 4.25%
6/1/29 #	140,000	118,325
Viatris 4.00% 6/22/50	142,000	95,324
		2,334,590
Electric – 9.89%
Berkshire Hathaway Energy 2.85%
5/15/51	110,000	78,216
Commonwealth Edison 2.75%
9/1/51	300,000	214,251

4

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Duke Energy Carolinas
3.55% 3/15/52	25,000	$20,834
3.95% 11/15/28	70,000	69,067
Enel Finance International 144A
4.25% 6/15/25 #	400,000	396,137
Entergy Texas 3.55% 9/30/49	115,000	92,013
Fells Point Funding Trust 144A
3.046% 1/31/27 #	200,000	184,598
IPALCO Enterprises 4.25% 5/1/30	145,000	134,832
Liberty Utilities Finance GP 1 144A
2.05% 9/15/30 #	190,000	155,990
NextEra Energy Capital Holdings
3.00% 1/15/52	135,000	96,786
5.00% 7/15/32	145,000	148,687
NRG Energy
144A 2.45% 12/2/27 #	100,000	85,955
144A 3.375% 2/15/29 #	41,000	33,136
Oglethorpe Power
3.75% 8/1/50	215,000	171,508
144A 4.50% 4/1/47 #	210,000	181,609
Pacific Gas and Electric
2.10% 8/1/27	180,000	151,040
3.30% 8/1/40	45,000	31,093
4.60% 6/15/43	135,000	103,231
4.95% 7/1/50	130,000	103,977
PacifiCorp 2.90% 6/15/52	580,000	424,162
Public Service Co. of Colorado
4.10% 6/1/32	243,000	242,588
Public Service Co. of Oklahoma
3.15% 8/15/51	170,000	125,120
San Diego Gas & Electric 3.32%
4/15/50	120,000	93,852
Southern California Edison
3.45% 2/1/52	65,000	48,501
4.125% 3/1/48	120,000	98,962
4.875% 3/1/49	155,000	140,802
Southwestern Electric Power 3.25%
11/1/51	167,000	123,945
Vistra Operations
144A 3.55% 7/15/24 #	244,000	235,757
144A 5.125% 5/13/25 #	170,000	168,638
Xcel Energy 4.60% 6/1/32	95,000	94,309
		4,249,596
Energy – 8.25%
BP Capital Markets 4.875%
3/22/30 µ, Ψ	330,000	288,344
BP Capital Markets America
2.939% 6/4/51	145,000	103,993
Cheniere Corpus Christi Holdings
7.00% 6/30/24	305,000	316,288
ConocoPhillips 3.80% 3/15/52	220,000	188,752
Continental Resources
144A 2.875% 4/1/32 #	139,000	108,825
4.375% 1/15/28	110,000	103,607
Diamondback Energy
3.125% 3/24/31	190,000	165,689
4.25% 3/15/52	70,000	58,216
Enbridge
1.60% 10/4/26	120,000	106,920
5.75% 7/15/80 µ	195,000	178,780
Energy Transfer
6.25% 4/15/49	140,000	136,004
6.50% 11/15/26 µ, Ψ	385,000	341,271
Enterprise Products Operating
3.30% 2/15/53	275,000	200,465
EQM Midstream Partners 144A
4.75% 1/15/31 #	150,000	120,055
Galaxy Pipeline Assets Bidco 144A
2.94% 9/30/40 #	196,522	160,800
NuStar Logistics 5.625% 4/28/27	183,000	164,083
ONEOK 7.50% 9/1/23	290,000	300,493
Targa Resources Partners
4.00% 1/15/32	95,000	81,474
4.875% 2/1/31	155,000	141,583
5.00% 1/15/28	71,000	67,699
Valero Energy 3.65% 12/1/51	285,000	213,550
		3,546,891
Finance Companies – 3.76%
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	126,489
3.40% 10/29/33	300,000	237,257
Air Lease
2.875% 1/15/32	150,000	117,234
4.125% 12/15/26 µ, Ψ	90,000	64,800
Aviation Capital Group
144A 1.95% 1/30/26 #	143,000	124,551
144A 3.50% 11/1/27 #	300,000	265,017
144A 5.50% 12/15/24 #	355,000	352,194
Avolon Holdings Funding
144A 2.75% 2/21/28 #	160,000	130,635
144A 3.25% 2/15/27 #	80,000	69,717
144A 4.25% 4/15/26 #	140,000	129,825
		1,617,719
Insurance – 5.18%
Aon 2.90% 8/23/51	110,000	76,572
Athene Global Funding 144A
1.985% 8/19/28 #	190,000	157,933

5

Schedule of investments
Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Athene Holding
3.45% 5/15/52	125,000	$86,084
3.95% 5/25/51	115,000	85,797
Berkshire Hathaway Finance 3.85%
3/15/52	405,000	347,458
Brighthouse Financial
3.85% 12/22/51	90,000	61,378
4.70% 6/22/47	288,000	229,772
Global Atlantic 144A 4.70%
10/15/51 #, µ	200,000	160,914
Hartford Financial Services Group
2.90% 9/15/51	135,000	94,006
Humana 1.35% 2/3/27	46,000	40,259
Jackson Financial
144A 3.125% 11/23/31 #	120,000	95,702
144A 4.00% 11/23/51 #	29,000	20,632
Prudential Financial 3.70%
10/1/50 µ	145,000	121,662
UnitedHealth Group 4.00% 5/15/29	655,000	649,287
		2,227,456
Natural Gas – 1.06%
Atmos Energy 2.85% 2/15/52	14,000	10,035
Sempra Energy
4.125% 4/1/52 µ	180,000	144,714
4.875% 10/15/25 µ, Ψ	325,000	299,806
		454,555
Real Estate Investment Trusts – 1.72%
American Homes 4 Rent 3.625%
4/15/32	70,000	61,446
Corporate Office Properties 2.75%
4/15/31	150,000	121,449
Extra Space Storage 2.35%
3/15/32	350,000	277,847
Global Net Lease 144A 3.75%
12/15/27 #	123,000	102,896
MPT Operating Partnership 3.50%
3/15/31	130,000	102,846
Public Storage 1.85% 5/1/28	85,000	73,695
		740,179
Technology – 8.55%
Alphabet 2.05% 8/15/50	390,000	262,319
Autodesk 2.40% 12/15/31	185,000	151,194
Broadcom 144A 3.469% 4/15/34 #	255,000	207,875
Broadridge Financial Solutions
2.60% 5/1/31	319,000	266,756
CDW 3.276% 12/1/28	435,000	376,049
Clarivate Science Holdings 144A
3.875% 7/1/28 #	149,000	124,930
CoStar Group 144A 2.80%
7/15/30 #	175,000	145,870
Entegris Escrow
144A 4.75% 4/15/29 #	140,000	130,627
144A 5.95% 6/15/30 #	135,000	128,728
Global Payments
2.15% 1/15/27	90,000	79,956
2.90% 11/15/31	340,000	278,821
KLA 4.95% 7/15/52	165,000	166,197
Marvell Technology
1.65% 4/15/26	210,000	188,402
2.45% 4/15/28	110,000	96,120
NCR 144A 5.125% 4/15/29 #	140,000	118,702
NXP
3.125% 2/15/42	110,000	80,305
4.40% 6/1/27	75,000	73,905
5.55% 12/1/28	90,000	91,369
PayPal Holdings
3.90% 6/1/27	355,000	354,041
4.40% 6/1/32	110,000	109,024
VMware 1.80% 8/15/28	195,000	162,136
Workday
3.50% 4/1/27	20,000	19,142
3.70% 4/1/29	35,000	32,773
3.80% 4/1/32	35,000	32,017
		3,677,258
Transportation – 2.23%
Burlington Northern Santa Fe
2.875% 6/15/52	148,000	110,846
4.45% 1/15/53	260,000	251,965
Delta Air Lines 144A 7.00%
5/1/25 #	136,000	137,842
Mileage Plus Holdings 144A 6.50%
6/20/27 #	160,000	157,732
Norfolk Southern 3.15% 6/1/27	95,000	90,494
Penske Truck Leasing 144A 4.40%
7/1/27 #	100,000	98,121
Seaspan 144A 5.50% 8/1/29 #	120,000	95,902
Union Pacific 3.375% 2/14/42	20,000	16,688
		959,590
Utilities – 0.35%
American Water Capital 4.45%
6/1/32	65,000	64,699
Essential Utilities
3.351% 4/15/50	100,000	75,703
4.276% 5/1/49	12,000	10,555
		150,957
Total Corporate Bonds
(cost $43,857,348)		37,866,812

6

	Principal
	amount	Value (US $)
Municipal Bonds – 0.49%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24^	3,619	$3,314
Series A-1 4.00% 7/1/33	7,036	6,464
Series A-1 4.00% 7/1/35	6,324	5,680
Series A-1 4.00% 7/1/37	5,428	4,818
Series A-1 4.00% 7/1/41	7,380	6,408
Series A-1 4.00% 7/1/46	7,675	6,467
Series A-1 4.362% 7/1/33^	9,054	5,099
Series A-1 5.25% 7/1/23	3,929	4,001
Series A-1 5.625% 7/1/27	7,765	8,271
Series A-1 5.625% 7/1/29	7,639	8,217
Series A-1 5.75% 7/1/31	7,420	8,120
Series C 2.646% 11/1/43●	35,132	17,522
GDB Debt Recovery Authority of
Puerto Rico
7.50% 8/20/40	144,213	127,989
Total Municipal Bonds
(cost $230,455)		212,370

Non-Agency Asset-Backed Securities – 1.98%
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65%
5/21/29 #	225,000	226,679
Ford Credit Floorplan Master
Owner Trust
Series 2019-2 A 3.06% 4/15/26	205,000	201,992
Toyota Auto Loan Extended Note
Trust
Series 2022-1A A 144A 3.82%
4/25/35 #	225,000	222,050
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44% 7/21/25	200,000	199,500
Total Non-Agency Asset-Backed Securities
(cost $853,814)		850,221

Loan Agreements – 2.84%
AmWINS Group 3.916%
(LIBOR01M + 2.25%) 2/19/28 ●	108,351	102,481
Applied Systems 1st Lien 5.25%
(LIBOR03M + 3.00%) 9/19/24 ●	117,006	112,667
Gates Global Tranche B-3 4.166%
(LIBOR01M + 2.50%) 3/31/27 ●	118,200	111,847
Horizon Therapeutics USA
Tranche B-2 3.375% (LIBOR01M
+ 1.75%) 3/15/28 ●	108,625	105,095
Informatica 4.438% (LIBOR01M +
2.75%) 10/27/28 ●	114,713	109,192
Prime Security Services Borrower
Tranche B-1 3.557% (LIBOR01M
+ 2.75%) 9/23/26 ●	118,500	111,064
RealPage 1st Lien 4.666%
(LIBOR01M + 3.00%) 4/24/28 ●	119,100	110,227
Reynolds Group Holdings
Tranche B-2 4.916% (LIBOR01M
+ 3.25%) 2/5/26 ●	113,275	106,007
Standard Industries 3.788%
(LIBOR03M + 2.50%) 9/22/28 ●	363,594	352,889
Total Loan Agreements
(cost $1,277,476)		1,221,469

US Treasury Obligations – 2.58%
US Treasury Notes
2.75% 5/15/25	225,000	223,295
2.75% 5/31/29	225,000	220,605
2.875% 5/15/32	675,000	667,512
Total US Treasury Obligations
(cost $1,090,315)		1,111,412

	Number of
	shares
Short-Term Investments – 3.27%
Money Market Mutual Funds – 3.27%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	351,572	351,572
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield 1.21%)	351,571	351,571
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield 1.39%)	351,571	351,571
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield 1.34%)	351,571	351,571
Total Short-Term Investments
(cost $1,406,285)		1,406,285
Total Value of Securities—99.56%
(cost $48,844,455)		$42,798,047
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $9,311,691, which represents 21.66% of the Series' net assets. See Note 8 in “Notes to financial statements."

7

Schedule of investments
Delaware VIP® Trust — Delaware VIP Investment Grade Series

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Investment Grade Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$42,798,047
Cash	4,185
Dividends and interest receivable	372,320
Receivable for securities sold	230,536
Other assets	366
Total Assets	43,405,454
Liabilities:
Payable for securities purchased	319,587
Other accrued expenses	56,595
Payable for series shares redeemed	31,811
Investment management fees payable to affiliates	8,470
Administration expenses payable to affiliates	401
Distribution fees payable to affiliates	2
Total Liabilities	416,866
Total Net Assets	$42,988,588

Net Assets Consist of:
Paid-in capital	$51,123,226
Total distributable earnings (loss)	(8,134,638)
Total Net Assets	$42,988,588

Net Asset Value
Standard Class:
Net assets	$42,979,275
Shares of beneficial interest outstanding, unlimited authorization, no par	4,984,117
Net asset value per share	$8.62
Service Class:
Net assets	$9,313
Shares of beneficial interest outstanding, unlimited authorization, no par	1,082
Net asset value per share	$8.61
___________________
*Investments, at cost	$48,844,455

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware VIP® Trust — Delaware VIP Investment Grade Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Interest	$841,951
Dividends	3,139
845,090

Expenses:
Management fees	118,626
Distribution expenses — Service Class	15
Administration expenses	23,592
Audit and tax fees	22,446
Dividend disbursing and transfer agent fees and expenses	3,477
Custodian fees	2,091
Legal fees	1,093
Trustees’ fees and expenses	812
Other	21,249
193,401
Less expenses waived	(43,909)
Total operating expenses	149,492
Net Investment Income (Loss)	695,598

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,487,706)
Swap contracts	(592)
Net realized gain (loss)	(2,488,298)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,573,981)
Swap contracts	592
Net change in unrealized appreciation (depreciation)	(6,573,389)
Net Realized and Unrealized Gain (Loss)	(9,061,687)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,366,089)

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$695,598	$1,403,626
Net realized gain (loss)	(2,488,298)	895,374
Net change in unrealized appreciation (depreciation)	(6,573,389)	(2,755,154)
Net increase (decrease) in net assets resulting from operations	(8,366,089)	(456,154)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,333,366)	(3,612,371)
Service Class	(463)	(646)
	(2,333,829)	(3,613,017)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	732,139	2,636,589
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,333,366	3,612,371
Service Class	463	646
	3,065,968	6,249,606
Cost of shares redeemed:
Standard Class	(3,457,771)	(8,191,477)
Decrease in net assets derived from capital share transactions	(391,803)	(1,941,871)
Net Decrease in Net Assets	(11,091,721)	(6,011,042)

Net Assets:
Beginning of period	54,080,309	60,091,351
End of period	$42,988,588	$54,080,309

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware VIP® Investment Grade Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$10.80	$11.60	$11.02	$10.18	$10.80	$10.73

Income (loss) from investment operations:
Net investment income[3]	0.14	0.27	0.26	0.29	0.31	0.31
Net realized and unrealized gain (loss)	(1.84)	(0.37)	0.98	0.95	(0.53)	0.18
Total from investment operations	(1.70)	(0.10)	1.24	1.24	(0.22)	0.49

Less dividends and distributions from:
Net investment income	(0.34)	(0.34)	(0.41)	(0.40)	(0.40)	(0.42)
Net realized gain	(0.14)	(0.36)	(0.25)	—	—	—
Total dividends and distributions	(0.48)	(0.70)	(0.66)	(0.40)	(0.40)	(0.42)

Net asset value, end of period	$8.62	$10.80	$11.60	$11.02	$10.18	$10.80

Total return[4]	(15.89% )	(0.72% )	11.91%	12.62%	(2.03% )	4.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,979	$54,069	$60,080	$61,952	$61,630	$66,163
Ratio of expenses to average net assets[5]	0.63%	0.65%	0.69%	0.73%	0.70%	0.68%
Ratio of expenses to average net assets prior to
fees waived[5]	0.82%	0.74%	0.81%	0.90%	0.85%	0.83%
Ratio of net investment income to average net
assets	2.94%	2.45%	2.39%	2.76%	3.05%	2.93%
Ratio of net investment income to average net
assets prior to fees waived	2.75%	2.36%	2.27%	2.59%	2.90%	2.78%
Portfolio turnover	54%	110%	147%	157% [6]	53%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, the First Investors Life Series Investment Grade Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Investment Grade Fund shares.

[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

12

Delaware VIP® Investment Grade Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended			10/31/19[1]
	6/30/22[2]	Year ended		to
	(Unaudited)	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.76	$11.56	$11.01	$10.97

Income (loss) from investment operations:
Net investment income[3]	0.13	0.23	0.23	0.03
Net realized and unrealized gain (loss)	(1.83)	(0.36)	0.97	0.01
Total from investment operations	(1.70)	(0.13)	1.20	0.04

Less dividends and distributions from:
Net investment income	(0.31)	(0.31)	(0.40)	—
Net realized gain	(0.14)	(0.36)	(0.25)	—
Total dividends and distributions	(0.45)	(0.67)	(0.65)	—

Net asset value, end of period	$8.61	$10.76	$11.56	$11.01

Total return[4]	(15.96% )	(1.03% )	11.57%	0.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$11	$11	$10
Ratio of expenses to average net assets[5]	0.93%	0.95%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.09%	1.04%	1.11%	1.31%
Ratio of net investment income to average net assets	2.64%	2.15%	2.09%	1.50%
Ratio of net investment income to average net assets prior to fees waived	2.48%	2.06%	1.97%	1.18%
Portfolio turnover	54%	110%	147%	157%	[6,7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
[7]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Investment Grade Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Investment Grade Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

14

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets for the Standard Class and 0.93% for the Service Class from January 1, 2022 through June 30, 2022.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $2,774 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $1,853 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $561 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$22,884,584
Purchases of US government securities	2,380,398
Sales other than US government securities	27,199,385
Sales of US government securities	1,277,148

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$49,048,883
Aggregate unrealized appreciation of investments	$35,340
Aggregate unrealized depreciation of investments	(6,286,176)
Net unrealized depreciation of investments	$(6,250,836)

16

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$66,930	$66,930
Convertible Bond	—	62,548	62,548
Corporate Bonds	—	37,866,812	37,866,812
Loan Agreements	—	1,221,469	1,221,469
Municipal Bonds	—	212,370	212,370
Non-Agency Asset-Backed Securities	—	850,221	850,221
US Treasury Obligations	—	1,111,412	1,111,412
Short-Term Investments	1,406,285	—	1,406,285
Total Value of Securities	$1,406,285	$41,391,762	$42,798,047

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	76,238	239,094
Shares issued upon reinvestment of dividends and distributions:
Standard Class	260,420	342,405
Service Class	52	61
	336,710	581,560
Shares redeemed:
Standard Class	(361,112)	(752,914)
Net decrease	(24,402)	(171,354)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Swap Contracts

The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

18

During the six months ended June 30, 2022, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2022, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2022.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

7. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

7. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, "IBORs") could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the

20

underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

(continues)                    21

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

22

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Investment Grade Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

23

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPIG-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Limited Duration Bond Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Limited Duration Bond Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek current income consistent with low volatility of principal.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$957.10	0.53%	$2.57
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.17	0.53%	$2.66

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocation
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	1.59%
Agency Mortgage-Backed Securities	4.92%
Collateralized Debt Obligations	8.37%
Corporate Bonds	63.84%
Banking	15.74%
Basic Industry	1.61%
Brokerage	0.46%
Capital Goods	4.43%
Communications	3.18%
Consumer Cyclical	4.22%
Consumer Non-Cyclical	4.17%
Electric	6.96%
Energy	4.86%
Finance Companies	4.24%
Insurance	6.36%
Natural Gas	0.47%
Technology	5.00%
Transportation	2.14%
Non-Agency Asset-Backed Securities	7.87%
US Treasury Obligations	12.75%
Short-Term Investments	0.11%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 1.59%
Freddie Mac REMICs
Series 5092 WG 1.00% 4/25/31	277,787	$255,828
Freddie Mac Structured Agency
Credit Risk REMIC Trust
Series 2021-HQA1 M1 144A
1.626% (SOFR + 0.70%)
8/25/33 #, •	23,657	23,474
Series 2021-HQA2 M1 144A
1.626% (SOFR + 0.70%)
12/25/33 #, •	65,303	64,604
Total Agency Collateralized Mortgage
Obligations
(cost $368,395)		343,906

Agency Mortgage-Backed Securities – 4.92%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	68,539	65,612
Fannie Mae S.F. 30 yr
4.50% 2/1/44	89,298	91,956
4.50% 4/1/44	105,826	108,976
4.50% 1/1/50	258,931	267,213
5.00% 7/1/47	301,295	317,101
5.00% 5/1/48	115,874	119,879
Freddie Mac S.F. 30 yr
5.00% 8/1/48	87,445	90,362
Total Agency Mortgage-Backed Securities
(cost $1,132,908)		1,061,099

Collateralized Debt Obligations – 8.37%
ARES LX CLO
Series 2021-60A A 144A 2.164%
(LIBOR03M + 1.12%, Floor
1.12%) 7/18/34 #, •	250,000	240,254
Canyon Capital CLO
Series 2019-2A AR 144A 2.224%
(LIBOR03M + 1.18%, Floor
1.18%) 10/15/34 #, •	250,000	240,670
Cedar Funding IX CLO
Series 2018-9A A1 144A 2.043%
(LIBOR03M + 0.98%, Floor
0.98%) 4/20/31 #, •	250,000	244,665
CIFC Funding
Series 2013-4A A1RR 144A
2.285% (LIBOR03M + 1.06%,
Floor 1.06%) 4/27/31 #, •	250,000	245,374
Dryden 83 CLO
Series 2020-83A A 144A 2.264%
(LIBOR03M + 1.22%, Floor
1.22%) 1/18/32 #, •	250,000	245,604
KKR CLO 32
Series 32A A1 144A 2.364%
(LIBOR03M + 1.32%, Floor
1.32%) 1/15/32 #, •	100,000	98,327
LCM XVIII
Series 18A A1R 144A 2.083%
(LIBOR03M + 1.02%)
4/20/31 #, •	250,000	244,986
Octagon Investment Partners 33
Series 2017-1A A1 144A 2.253%
(LIBOR03M + 1.19%)
1/20/31 #, •	250,000	245,950
Total Collateralized Debt Obligations
(cost $1,839,804)		1,805,830

Corporate Bonds – 63.84%
Banking – 15.74%
Ally Financial 5.75% 11/20/25	118,000	116,441
Bank of America
1.843% 2/4/25 µ	190,000	183,299
3.458% 3/15/25 µ	80,000	78,915
4.10% 7/24/23	130,000	131,323
BBVA Bancomer 144A 1.875%
9/18/25 #	200,000	181,614
Citigroup
1.281% 11/3/25 µ	35,000	32,525
1.678% 5/15/24 µ	105,000	102,934
2.014% 1/25/26 µ	30,000	28,139
Deutsche Bank 0.898% 5/28/24	150,000	140,633
Fifth Third Bancorp
2.375% 1/28/25	35,000	33,549
3.65% 1/25/24	35,000	34,881
Goldman Sachs Group
0.925% 10/21/24 µ	175,000	167,461
1.542% 9/10/27 µ	25,000	21,963
2.261% (SOFR + 0.81%)
3/9/27 •	270,000	257,167
3.615% 3/15/28 µ	15,000	14,207
JPMorgan Chase & Co.
2.092% (SOFR + 0.58%)
3/16/24 •	90,000	88,948
2.545% 11/8/32 µ	10,000	8,318
4.023% 12/5/24 µ	330,000	329,111
4.60% 2/1/25 µ, ψ	20,000	16,940
KeyCorp 3.878% 5/23/25 µ	45,000	44,697
Morgan Stanley
0.731% 4/5/24 µ	135,000	131,661
1.164% 10/21/25 µ	125,000	115,944
2.475% 1/21/28 µ	15,000	13,648
3.737% 4/24/24 µ	25,000	24,924

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Nordea Bank 144A 0.625%
5/24/24 #	200,000	$188,320
PNC Bank 3.875% 4/10/25	250,000	248,117
PNC Financial Services Group
6.00% 5/15/27 µ, ψ	15,000	14,436
State Street 1.684% 11/18/27 µ	55,000	49,461
Toronto-Dominion Bank
1.764% (SOFR + 0.355%)
3/4/24 •	50,000	49,394
4.108% 6/8/27	115,000	113,816
Truist Bank 2.636% 9/17/29 µ	215,000	204,620
US Bancorp 3.375% 2/5/24	55,000	54,920
Wells Fargo & Co.
3.526% 3/24/28 µ	15,000	14,221
3.908% 4/25/26 µ	165,000	162,483
		3,399,030
Basic Industry – 1.61%
Avient 144A 5.75% 5/15/25 #	139,000	133,459
First Quantum Minerals 144A
7.50% 4/1/25 #	200,000	189,490
Nucor 3.95% 5/23/25	25,000	24,885
		347,834
Brokerage – 0.46%
SURA Asset Management 144A
4.875% 4/17/24 #	100,000	99,273
		99,273
Capital Goods – 4.43%
Carlisle 0.55% 9/1/23	70,000	67,550
Mauser Packaging Solutions
Holding 144A 5.50% 4/15/24 #	153,000	146,421
Parker-Hannifin
3.65% 6/15/24	95,000	94,449
4.25% 9/15/27	70,000	69,565
Roper Technologies 2.35% 9/15/24	145,000	140,588
Spirit AeroSystems 144A 5.50%
1/15/25 #	50,000	46,337
Teledyne Technologies 0.95%
4/1/24	280,000	264,950
TransDigm
144A 6.25% 3/15/26 #	25,000	24,176
144A 8.00% 12/15/25 #	51,000	51,673
WESCO Distribution 144A 7.125%
6/15/25 #	51,000	50,994
		956,703
Communications – 3.18%
AMC Networks 5.00% 4/1/24	30,000	29,114
Fox 4.03% 1/25/24	100,000	100,091
Magallanes 144A 3.638% 3/15/25 #	110,000	106,675
NBN 144A 0.875% 10/8/24 #	200,000	186,881
Rogers Communications 144A
3.20% 3/15/27 #	50,000	47,471
T-Mobile USA 3.75% 4/15/27	105,000	101,192
Verizon Communications 0.75%
3/22/24	120,000	114,543
		685,967
Consumer Cyclical – 4.22%
Aptiv 2.396% 2/18/25	70,000	66,913
BMW US Capital 144A 0.75%
8/12/24 #	90,000	84,724
Carnival 144A 7.625% 3/1/26 #	51,000	39,621
Daimler Trucks Finance North
America 144A 1.625%
12/13/24 #	150,000	141,159
General Motors Financial
2.203% (SOFR + 0.76%)
3/8/24 •	260,000	252,627
3.10% 1/12/32	10,000	8,046
4.15% 6/19/23	30,000	30,029
4.35% 4/9/25	45,000	44,490
5.25% 3/1/26	7,000	7,020
IRB Holding 144A 7.00% 6/15/25 #	8,000	7,843
MGM Resorts International 5.75%
6/15/25	120,000	114,464
Prime Security Services Borrower
144A 5.25% 4/15/24 #	68,000	66,593
VF 2.40% 4/23/25	40,000	38,421
VICI Properties 4.95% 2/15/30	10,000	9,495
		911,445
Consumer Non-Cyclical – 4.17%
AbbVie
2.60% 11/21/24	90,000	87,220
3.75% 11/14/23	165,000	165,542
Conagra Brands 0.50% 8/11/23	65,000	62,680
CSL Finance 144A 4.05% 4/27/29 #	10,000	9,826
Gilead Sciences 3.70% 4/1/24	80,000	80,130
HCA 144A 3.125% 3/15/27 #	120,000	109,129
Royalty Pharma 1.20% 9/2/25	195,000	174,050
Takeda Pharmaceutical 4.40%
11/26/23	200,000	201,637
Viatris 1.65% 6/22/25	10,000	9,063
		899,277
Electric – 6.96%
AEP Texas 2.40% 10/1/22	140,000	140,082
Avangrid 3.20% 4/15/25	60,000	58,402
CenterPoint Energy 1.879%
(SOFR + 0.65%) 5/13/24 •	285,000	278,051

4

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Cleveland Electric Illuminating
5.50% 8/15/24	115,000	$118,661
Duke Energy 4.875% 9/16/24 µ, ψ	65,000	59,312
Entergy Louisiana 4.05% 9/1/23	10,000	10,052
Eversource Energy 2.90% 3/1/27	25,000	23,491
National Rural Utilities Cooperative
Finance 1.875% 2/7/25	135,000	129,109
NRG Energy 144A 3.75% 6/15/24 #	95,000	93,266
Pacific Gas and Electric 3.75%
2/15/24	120,000	117,360
Southern California Edison 1.10%
4/1/24	210,000	199,905
Vistra Operations
144A 3.55% 7/15/24 #	105,000	101,453
144A 5.125% 5/13/25 #	40,000	39,680
WEC Energy Group 0.80% 3/15/24	140,000	133,034
		1,501,858
Energy – 4.86%
ConocoPhillips 2.40% 3/7/25	70,000	67,619
Devon Energy 5.25% 9/15/24	39,000	39,815
Enbridge 0.55% 10/4/23	115,000	110,802
Exxon Mobil 2.019% 8/16/24	130,000	126,759
MPLX 4.875% 12/1/24	135,000	136,071
Murphy Oil 5.75% 8/15/25	57,000	56,502
NuStar Logistics 5.75% 10/1/25	73,000	68,365
Occidental Petroleum 5.50%
12/1/25	58,000	57,225
ONEOK 7.50% 9/1/23	115,000	119,161
Sabine Pass Liquefaction 5.75%
5/15/24	110,000	112,279
Schlumberger Holdings 144A
3.75% 5/1/24 #	145,000	144,486
Southwestern Energy 5.95%
1/23/25	10,000	9,896
		1,048,980
Finance Companies – 4.24%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	138,665
3.15% 2/15/24	150,000	145,260
Air Lease
0.80% 8/18/24	105,000	96,228
2.875% 1/15/26	15,000	13,793
3.00% 9/15/23	80,000	78,248
Aviation Capital Group
144A 1.95% 1/30/26 #	65,000	56,614
144A 4.375% 1/30/24 #	60,000	58,965
Avolon Holdings Funding 144A
3.95% 7/1/24 #	145,000	138,936
DAE Sukuk DIFC 144A 3.75%
2/15/26 #	200,000	189,363
		916,072
Insurance – 6.36%
Athene Global Funding 144A 1.00%
4/16/24 #	205,000	193,222
Brighthouse Financial Global
Funding
144A 1.00% 4/12/24 #	115,000	108,645
144A 1.562% (SOFR + 0.76%)
4/12/24 #, •	85,000	84,467
Equitable Financial Life Global
Funding 144A 0.80% 8/12/24 #	100,000	93,398
Equitable Holdings 3.90% 4/20/23	61,000	61,321
F&G Global Funding 144A 0.90%
9/20/24 #	135,000	125,293
GA Global Funding Trust 144A
1.00% 4/8/24 #	275,000	259,609
Humana 0.65% 8/3/23	205,000	198,441
Met Tower Global Funding 144A
3.70% 6/13/25 #	150,000	148,936
USI 144A 6.875% 5/1/25 #	103,000	99,535
		1,372,867
Natural Gas – 0.47%
Sempra Energy 3.30% 4/1/25	75,000	73,343
Southern California Gas 2.95%
4/15/27	30,000	28,421
		101,764
Technology – 5.00%
Global Payments
1.50% 11/15/24	75,000	70,471
2.65% 2/15/25	100,000	95,526
International Business Machines
3.00% 5/15/24	100,000	99,292
Microchip Technology
0.983% 9/1/24	150,000	139,998
4.333% 6/1/23	55,000	55,047
NXP
2.70% 5/1/25	5,000	4,758
4.875% 3/1/24	165,000	166,707
S&P Global 144A 2.45% 3/1/27 #	50,000	46,839
Sensata Technologies
144A 5.00% 10/1/25 #	90,000	86,549
144A 5.625% 11/1/24 #	25,000	24,715
Skyworks Solutions 0.90% 6/1/23	150,000	145,030
VMware 1.00% 8/15/24	140,000	131,105

5

Schedule of investments
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Workday
3.50% 4/1/27	5,000	$4,786
3.70% 4/1/29	10,000	9,364
		1,080,187
Transportation – 2.14%
Canadian Pacific Railway 1.35%
12/2/24	90,000	84,767
Delta Air Lines
144A 7.00% 5/1/25 #	185,000	187,506
7.375% 1/15/26	24,000	24,026
Spirit Loyalty Cayman 144A 8.00%
9/20/25 #	24,000	24,675
Triton Container International 144A
1.15% 6/7/24 #	140,000	131,166
United Airlines 144A 4.375%
4/15/26 #	10,000	8,847
		460,987
Total Corporate Bonds
(cost $14,433,314)		13,782,244

Non-Agency Asset-Backed Securities – 7.87%
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65%
5/21/29 #	60,000	60,448
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	86,000	80,025
Hyundai Auto Lease Securitization
Trust
Series 2021-A B 144A 0.61%
10/15/25 #	900,000	873,498
JPMorgan Chase Bank
Series 2020-2 B 144A 0.84%
2/25/28 #	96,141	93,935
Tesla Auto Lease Trust
Series 2021-A B 144A 1.02%
3/20/25 #	235,000	223,238
Trafigura Securitisation Finance
Series 2021-1A A2 144A 1.08%
1/15/25 #	200,000	187,010
Verizon Master Trust
Series 2022-2 B 1.83% 7/20/28	86,000	81,685
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44% 7/21/25	100,000	99,750
Total Non-Agency Asset-Backed Securities
(cost $1,763,051)		1,699,589

US Treasury Obligations – 12.75%
US Treasury Notes
2.625% 5/31/27	1,915,000	1,879,019
US Treasury Notes
2.75% 5/15/25	880,000	873,331
Total US Treasury Obligations
(cost $2,761,243)		2,752,350

	Number of
	shares
Short-Term Investments – 0.11%
Money Market Mutual Funds – 0.11%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	5,944	5,944
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield 1.21%)	5,944	5,944
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield 1.39%)	5,944	5,944
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield 1.34%)	5,944	5,944
Total Short-Term Investments
(cost $23,776)		23,776
Total Value of Securities–99.45%
(cost $22,322,491)		$21,468,794

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $7,689,881, which represents 35.62% of the Series' net assets. See Note 8 in “Notes to financial statements."
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.

6

ψ	Perpetual security. Maturity date represents next call date.

The following futures contracts were outstanding at June 30, 2022:1

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
7	US Treasury 2 yr Notes	$1,470,109	$1,475,516	9/30/22	$—	$(5,407)	$3,937
4	US Treasury 3 yr Notes	863,750	867,376	9/30/22	—	(3,626)	3,750
(10)	US Treasury 5 yr Notes	(1,122,500)	(1,126,070)	9/30/22	3,570	—	(7,031)
Total Futures Contracts			$1,216,822		$3,570	$(9,033)	$656

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$21,468,794
Cash	6,636
Cash collateral due from brokers	13,237
Foreign currencies, at valueΔ	213
Receivable for securities sold	380,299
Dividends and interest receivable	115,944
Receivable from investment manager	2,456
Variation margin due from broker on futures contracts	656
Other assets	171
Total Assets	21,988,406
Liabilities:
Payable for securities purchased	300,669
Other accrued expenses	55,506
Payable for series shares redeemed	43,816
Administration expenses payable to affiliates	368
Total Liabilities	400,359
Total Net Assets	$21,588,047

Net Assets Consist of:
Paid-in capital	$24,876,474
Total distributable earnings (loss)	(3,288,427)
Total Net Assets	$21,588,047

Net Asset Value
Standard Class:
Net assets	$21,588,047
Shares of beneficial interest outstanding, unlimited authorization, no par	2,430,175
Net asset value per share	$8.88
____________________
*Investments, at cost	$22,322,491
ΔForeign currencies, at cost	225

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Interest	$218,519
Dividends	439
218,958

Expenses:
Management fees	58,008
Audit and tax fees	22,446
Administration expenses	21,344
Dividend disbursing and transfer agent fees and expenses	1,792
Custodian fees	1,240
Legal fees	549
Trustees’ fees and expenses	388
Other	18,110
123,877
Less expenses waived	(62,384)
Total operating expenses	61,493
Net Investment Income (Loss)	157,465

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(229,449)
Foreign currencies	185
Futures contracts	(3,769)
Swap contracts	2,704
Net realized gain (loss)	(230,329)
Net change in unrealized appreciation (depreciation) on:
Investments	(964,579)
Foreign currencies	(102)
Futures contracts	(1,684)
Net change in unrealized appreciation (depreciation)	(966,365)
Net Realized and Unrealized Gain (Loss)	(1,196,694)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,039,229)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$157,465	$245,432
Net realized gain (loss)	(230,329)	65,770
Net change in unrealized appreciation (depreciation)	(966,365)	(482,456)
Net increase (decrease) in net assets resulting from operations	(1,039,229)	(171,254)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(458,920)	(589,680)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	168,588	1,605,912
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	458,920	589,680
	627,508	2,195,592
Cost of shares redeemed:
Standard Class	(2,804,388)	(5,107,563)
Decrease in net assets derived from capital share transactions	(2,176,880)	(2,911,971)
Net Decrease in Net Assets	(3,675,029)	(3,672,905)

Net Assets:
Beginning of period	25,263,076	28,935,981
End of period	$21,588,047	$25,263,076

See accompanying notes, which are an integral part of the financial statements.

10

Financial highlights
Delaware VIP® Limited Duration Bond Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$9.47	$9.74	$9.66	$9.34	$9.61	$9.66

Income (loss) from investment operations:
Net investment income[3]	0.06	0.09	0.12	0.21	0.05	0.10
Net realized and unrealized gain (loss)	(0.46)	(0.15)	0.24	0.17	(0.07)	0.02
Total from investment operations	(0.40)	(0.06)	0.36	0.38	(0.02)	0.12

Less dividends and distributions from:
Net investment income	(0.19)	(0.21)	(0.28)	(0.06)	(0.25)	(0.17)
Total dividends and distributions	(0.19)	(0.21)	(0.28)	(0.06)	(0.25)	(0.17)

Net asset value, end of period	$8.88	$9.47	$9.74	$9.66	$9.34	$9.61

Total return[4]	(4.29% )	(0.68% )	3.79%	4.09%	(0.22% )	1.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,588	$25,263	$28,936	$31,712	$33,522	$7,220
Ratio of expenses to average net assets[5]	0.53%	0.60%	0.75%	0.86%	1.15%	1.01%
Ratio of expenses to average net assets prior to
fees waived[5]	1.07%	0.94%	1.03%	1.10%	1.30%	1.16%
Ratio of net investment income to average net
assets	1.36%	0.90%	1.25%	2.15%	0.49%	1.09%
Ratio of net investment income to average net
assets prior to fees waived	0.82%	0.56%	0.97%	1.91%	0.34%	0.94%
Portfolio turnover	98%	252%	126%	108%	268%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Limited Duration Bond Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Limited Duration Bond Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Limited Duration Bond Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Limited Duration Bond Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign

12

exchange rates from that which is due to changes in market price. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from January 1, 2022 through June 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $2,371 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $896 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $268 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$3,606,482
Purchases of US government securities	18,738,063
Sales other than US government securities	2,738,114
Sales of US government securities	21,199,243

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$22,331,734
Aggregate unrealized appreciation of investments and derivatives	$4,025
Aggregate unrealized depreciation of investments and derivatives	(1,029,068)
Net unrealized depreciation of investments and derivatives	$(1,025,043)

14

At December 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,164,247	$1,032,998	$2,197,245

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$343,906	$343,906
Agency Mortgage-Backed Securities	—	1,061,099	1,061,099
Collateralized Debt Obligations	—	1,805,830	1,805,830
Corporate Bonds	—	13,782,244	13,782,244
Non-Agency Asset-Backed Securities	—	1,699,589	1,699,589
US Treasury Obligations	—	2,752,350	2,752,350
Short-Term Investments	23,776	—	23,776
Total Value of Securities	$23,776	$21,445,018	$21,468,794

(continues)                    15

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

3. Investments (continued)

	Level 1	Level 2	Total
Derivatives[1]
Assets:
Futures Contracts	$3,570	$—	$3,570
Liabilities:
Futures Contracts	$(9,033)	$—	$(9,033)

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series' net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series' net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	18,048	166,715
Shares issued upon reinvestment of dividends and distributions:
Standard Class	51,219	62,006
	69,267	228,721
Shares redeemed:
Standard Class	(305,610)	(532,712)
Net decrease	(236,343)	(303,991)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

16

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2022, the Series posted $13,237 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities”.

During the six months ended June 30, 2022, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts

The Series may enter into credit default swaps (CDS) contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2022, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2022, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2022.

(continues)                    17

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

6. Derivatives (continued)

During the six months ended June 30, 2022, the Series entered into CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate
contracts	$(3,769)	$—	$(3,769)
Credit
contracts	—	2,704	2,704
Total	$(3,769)	$2,704	$(1,065)

	Net Change in Unrealized Appreciation (Depreciation) of:
			Futures
			Contracts
Interest rate
contracts			$(1,684)

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2022:

	Long Derivative		Short Derivative
	Volume		Volume
Futures contracts (average notional value)	USD	1,778,697	975,449
CDS contracts (average notional value)*	EUR	—	24,000

* Long represents buying protection and short represents selling protection.

7. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

18

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series' performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, "IBORs") could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the

(continues)                    19

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

8. Credit and Market Risk (continued)

Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

20

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

(continues)                    21

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

22

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPLDB-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Opportunity Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Opportunity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek long-term capital growth.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$810.90	0.83%	$3.73
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16

*	“Expenses Paid During Period” are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series' expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Opportunity Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks	98.98%
Basic Materials	8.25%
Business Services	4.68%
Capital Goods	11.67%
Communications Services	0.89%
Consumer Discretionary	5.20%
Consumer Services	1.83%
Consumer Staples	3.13%
Credit Cyclicals	2.86%
Energy	5.59%
Financial Services	14.49%
Healthcare	13.89%
Media	1.19%
Real Estate Investment Trusts	6.32%
Technology	13.77%
Transportation	3.04%
Utilities	2.18%
Short-Term Investments	1.08%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Diamondback Energy	2.77%
Quanta Services	2.01%
Reliance Steel & Aluminum	1.77%
ExlService Holdings	1.63%
Huntsman	1.49%
Chesapeake Energy	1.46%
Catalent	1.41%
Liberty Energy Class A	1.36%
East West Bancorp	1.33%
PTC	1.22%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Opportunity Series

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.98%
Basic Materials – 8.25%
Beacon Roofing Supply †	11,742	$603,069
Boise Cascade	8,956	532,793
Huntsman	37,338	1,058,532
Kaiser Aluminum	6,727	532,038
Minerals Technologies	12,532	768,713
Reliance Steel & Aluminum	7,391	1,255,435
Westrock	12,803	510,072
Worthington Industries	13,378	589,970
		5,850,622
Business Services – 4.68%
ABM Industries	11,046	479,617
Aramark	21,679	664,028
ASGN †	7,672	692,398
Casella Waste Systems Class A †	4,419	321,173
Clean Harbors †	4,570	400,652
WillScot Mobile Mini Holdings †	23,430	759,600
		3,317,468
Capital Goods – 11.67%
Ameresco Class A †	5,178	235,910
Barnes Group	4,655	144,957
Carlisle	2,172	518,261
Federal Signal	8,268	294,341
Gates Industrial †	17,760	191,986
Generac Holdings †	1,237	260,487
Graco	6,890	409,335
Jacobs Engineering Group	5,795	736,718
Kadant	1,787	325,859
KBR	11,312	547,388
Lincoln Electric Holdings	4,256	525,020
MasTec †	6,569	470,735
Oshkosh	5,921	486,351
Quanta Services	11,370	1,425,116
Regal Rexnord	2,850	323,532
Tetra Tech	2,820	385,071
WESCO International †	3,175	340,042
Woodward	2,741	253,515
Zurn Elkay Water Solutions	14,552	396,396
		8,271,020
Communications Services – 0.89%
Switch Class A	18,810	630,135
		630,135
Consumer Discretionary – 5.20%
American Eagle Outfitters	27,418	306,533
BJ's Wholesale Club Holdings †	7,704	480,113
Dick's Sporting Goods	9,012	679,235
Five Below †	6,394	725,271
Malibu Boats Class A †	11,601	611,489
Steven Madden	22,282	717,703
Tractor Supply	853	165,354
		3,685,698
Consumer Services – 1.83%
Brinker International †	9,190	202,456
Jack in the Box	4,145	232,369
Texas Roadhouse	5,716	418,411
Wendy's	23,715	447,739
		1,300,975
Consumer Staples – 3.13%
Casey's General Stores	4,540	839,809
Helen of Troy †	1,726	280,320
J & J Snack Foods	3,740	522,328
YETI Holdings †	13,271	574,236
		2,216,693
Credit Cyclicals – 2.86%
BorgWarner	13,382	446,557
Dana	18,398	258,860
KB Home	8,699	247,574
La-Z-Boy	11,751	278,616
Taylor Morrison Home †	12,251	286,183
Toll Brothers	11,432	509,867
		2,027,657
Energy – 5.59%
Chesapeake Energy	12,765	1,035,242
Diamondback Energy	16,181	1,960,328
Liberty Energy Class A †	75,570	964,273
		3,959,843
Financial Services – 14.49%
Axis Capital Holdings	14,628	835,113
Comerica	8,253	605,605
East West Bancorp	14,590	945,432
Essent Group	14,602	568,018
Hamilton Lane Class A	5,355	359,749
Kemper	11,830	566,657
NMI Holdings Class A †	17,696	294,638
Primerica	7,032	841,660
Raymond James Financial	6,187	553,180
Reinsurance Group of America	6,897	808,949
SouthState	7,969	614,808
Stifel Financial	7,251	406,201
Umpqua Holdings	36,926	619,249
Valley National Bancorp	42,752	445,048
Webster Financial	17,836	751,788
Western Alliance Bancorp	8,555	603,983
WSFS Financial	11,277	452,095
		10,272,173

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Opportunity Series

	Number of
	shares	Value (US $)
Common Stocks (continued)
Healthcare – 13.89%
Amicus Therapeutics †	27,398	$294,255
Azenta	7,263	523,662
Biohaven Pharmaceutical Holding †	3,543	516,251
Bio-Techne	1,899	658,269
Blueprint Medicines †	7,118	359,530
Catalent †	9,342	1,002,303
Encompass Health	10,422	584,153
Exact Sciences †	3,674	144,719
Halozyme Therapeutics †	15,359	675,796
ICON †	2,687	582,273
Insmed †	13,673	269,632
Inspire Medical Systems †	2,925	534,310
Ligand Pharmaceuticals †	4,826	430,576
Natera †	6,739	238,830
Neurocrine Biosciences †	6,807	663,546
QuidelOrtho †	3,860	375,115
Repligen †	3,708	602,179
Shockwave Medical †	3,030	579,245
Supernus Pharmaceuticals †	13,352	386,140
Ultragenyx Pharmaceutical †	7,167	427,583
		9,848,367
Media – 1.19%
IMAX †	16,754	282,975
Interpublic Group of Companies	20,484	563,924
		846,899
Real Estate Investment Trusts – 6.32%
Brixmor Property Group	30,636	619,153
Camden Property Trust	5,634	757,660
Cousins Properties	8,138	237,874
DiamondRock Hospitality †	28,636	235,102
First Industrial Realty Trust	10,318	489,899
Kite Realty Group Trust	17,938	310,148
Life Storage	6,012	671,300
LXP Industrial Trust	32,109	344,851
Pebblebrook Hotel Trust	20,777	344,275
Physicians Realty Trust	26,781	467,328
		4,477,590
Technology – 13.77%
Blackline †	2,979	198,401
Box Class A †	9,131	229,553
Dynatrace †	9,755	384,737
ExlService Holdings †	7,834	1,154,183
Guidewire Software †	4,767	338,409
Ichor Holdings †	4,188	108,804
II-VI †	10,637	541,955
MACOM Technology Solutions
Holdings †	7,101	327,356
MaxLinear †	12,498	424,682
ON Semiconductor †	11,083	557,586
Paycom Software †	470	131,656
Procore Technologies †	6,175	280,283
PTC †	8,113	862,737
Q2 Holdings †	7,008	270,299
Rapid7 †	5,948	397,327
Semtech †	6,185	339,990
Silicon Laboratories †	3,015	422,763
Smartsheet Class A †	8,406	264,201
Sprout Social Class A †	2,812	163,293
SS&C Technologies Holdings	5,174	300,454
Tyler Technologies †	369	122,685
Varonis Systems †	12,367	362,601
WNS Holdings ADR †	10,914	814,621
Yelp †	12,230	339,627
Ziff Davis †	5,713	425,790
		9,763,993
Transportation – 3.04%
Allegiant Travel †	3,286	371,614
Kirby †	9,872	600,612
Knight-Swift Transportation
Holdings	11,741	543,491
Werner Enterprises	16,646	641,537
		2,157,254
Utilities – 2.18%
Black Hills	10,381	755,426
Spire	10,625	790,181
		1,545,607
Total Common Stocks
(cost $64,228,095)		70,171,994

Short-Term Investments – 1.08%
Money Market Mutual Funds – 1.08%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	191,908	191,908
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield 1.21%)	191,910	191,910
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield 1.39%)	191,911	191,911

4

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield 1.34%)	191,910	$191,910
Total Short-Term Investments
(cost $767,639)		767,639
Total Value of Securities—100.06%
(cost $64,995,734)		$70,939,633

†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Opportunity Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$70,939,633
Dividends receivable	49,269
Receivable for series shares sold	16,762
Other assets	626
Total Assets	71,006,290
Liabilities:
Other accrued expenses	40,835
Investment management fees payable to affiliates	38,079
Payable for series shares redeemed	26,862
Administration expenses payable to affiliates	451
Total Liabilities	106,227
Total Net Assets	$70,900,063

Net Assets Consist of:
Paid-in capital	$61,121,460
Total distributable earnings (loss)	9,778,603
Total Net Assets	$70,900,063

Net Asset Value
Standard Class:
Net assets	$70,900,063
Shares of beneficial interest outstanding, unlimited authorization, no par	4,622,760
Net asset value per share	$15.34
____________________
*Investments, at cost	$64,995,734

See accompanying notes, which are an integral part of the financial statements.

6

Statement of operations
Delaware VIP® Trust — Delaware VIP Opportunity Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$531,230

Expenses:
Management fees	304,650
Accounting and administration expenses	26,131
Audit and tax fees	15,291
Dividend disbursing and transfer agent fees and expenses	6,466
Reports and statements to shareholders expenses	5,645
Custodian fees	3,908
Legal fees	1,670
Trustees’ fees and expenses	1,413
Other	4,457
369,631
Less expenses waived	(32,465)
Total operating expenses	337,166
Net Investment Income (Loss)	194,064

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,769,014
Net change in unrealized appreciation (depreciation) on investments	(20,884,775)
Net Realized and Unrealized Gain (Loss)	(17,115,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,921,697)
See accompanying notes, which are an integral part of the financial statements.

7

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Opportunity Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$194,064	$175,971
Net realized gain (loss)	3,769,014	6,000,160
Net change in unrealized appreciation (depreciation)	(20,884,775)	12,793,310
Net increase (decrease) in net assets resulting from operations	(16,921,697)	18,969,441

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(6,199,616)	(2,573,260)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,904,541	2,199,697
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,199,616	2,573,260
	8,104,157	4,772,957
Cost of shares redeemed:
Standard Class	(6,195,424)	(14,732,766)
Increase (decrease) in net assets derived from capital share transactions	1,908,733	(9,959,809)
Net Increase (Decrease) in Net Assets	(21,212,580)	6,436,372

Net Assets:
Beginning of period	92,112,643	85,676,271
End of period	$70,900,063	$92,112,643

See accompanying notes, which are an integral part of the financial statements.

8

Financial highlights
Delaware VIP® Opportunity Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$20.48		$17.10	$19.50	$15.58	$18.76	$15.87

Income (loss) from investment operations:
Net investment income[3]	0.04		0.04	0.22	0.11	0.24	0.10
Net realized and unrealized gain (loss)	(3.75)		3.88	0.36	4.49	(3.08)	2.90
Total from investment operations	(3.71)		3.92	0.58	4.60	(2.84)	3.00

Less dividends and distributions from:
Net investment income	(0.04)		(0.23)	(0.12)	(0.23)	(0.10)	(0.11)
Net realized gain	(1.39)		(0.31)	(2.86)	(0.45)	(0.24)	—
Total dividends and distributions	(1.43)		(0.54)	(2.98)	(0.68)	(0.34)	(0.11)

Net asset value, end of period	$15.34		$20.48	$17.10	$19.50	$15.58	$18.76

Total return[4]	(18.91%	)[5]	23.13% [5]	10.80% [5]	30.11% [5]	(15.38% )	19.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,900		$92,113	$85,676	$82,342	$64,195	$69,977
Ratio of expenses to average net assets[6]	0.83%		0.83%	0.83%	0.84%	0.83%	0.84%
Ratio of expenses to average net assets prior to fees waived[6]	0.91%		0.88%	0.97%	0.89%	0.83%	0.84%
Ratio of net investment income to average net assets	0.48%		0.19%	1.50%	0.65%	1.34%	0.59%
Ratio of net investment income to average net assets prior to fees waived	0.40%		0.14%	1.36%	0.60%	1.34%	0.59%
Portfolio turnover	18%		17%	31%	125% [7]	59%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Opportunity Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Opportunity Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Series invests.
[7]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Opportunity Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Opportunity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Opportunity Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series may pay foreign

10

capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from January 1, 2022 through June 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $3,321 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $3,160 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $678 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Opportunity Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended June 30, 2022, were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Series’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2022, the Series engaged in Rule 17a-7 securities purchases of $3,337,608. The Series did not engage in Rule 17a-7 securities sales.

____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,672,391
Sales	18,861,774

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$64,995,734
Aggregate unrealized appreciation of investments	$12,203,892
Aggregate unrealized depreciation of investments	(6,259,993)
Net unrealized appreciation of investments	$5,943,899

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

12

asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$70,171,994
Short-Term Investments	767,639
Total Value of Securities	$70,939,633

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Opportunity Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	106,137	113,500
Shares issued upon reinvestment of dividends and distributions:
Standard Class	358,982	133,468
	465,119	246,968
Shares redeemed:
Standard Class	(339,667)	(758,921)
Net increase (decrease)	125,452	(511,953)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank

14

obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2022. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2022, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

(continues)                    15

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Opportunity Series

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

16

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Opportunity Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

17

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPOP-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Special Situations Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Special Situations Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$830.90	0.80%	$3.63
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.83	0.80%	$4.01

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Special Situations Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks ◆	97.75%
Basic Industry	8.27%
Consumer Discretionary	10.74%
Consumer Staples	3.28%
Energy	6.64%
Financial Services*	28.17%
Healthcare	4.69%
Industrials	11.86%
Real Estate Investment Trusts	7.93%
Technology	9.89%
Transportation	2.13%
Utilities	4.15%
Short-Term Investments	2.48%
Total Value of Securities	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of Banks, Diversified Financial Services, and Insurance. As of June 30, 2022, such amounts, as a percentage of total net assets were 19.12%, 2.11%, and 6.94%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
East West Bancorp	2.61%
Webster Financial	2.40%
Stifel Financial	2.11%
Hancock Whitney	2.08%
MasTec	1.97%
Western Alliance Bancorp	1.91%
Louisiana-Pacific	1.82%
WESCO International	1.76%
Selective Insurance Group	1.72%
American Equity Investment Life Holding	1.69%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Special Situations Series

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 97.75% ◆
Basic Industry – 8.27%
Arconic †	69,200	$1,941,060
Ashland Global Holdings	15,500	1,597,275
Avient	37,100	1,486,968
Berry Global Group †	58,400	3,190,976
HB Fuller	32,000	1,926,720
Huntsman	79,600	2,256,660
Louisiana-Pacific	71,900	3,768,279
Summit Materials Class A †	42,400	987,496
		17,155,434
Consumer Discretionary – 10.74%
Acushnet Holdings	33,700	1,404,616
Adient †	57,200	1,694,836
Barnes Group	48,400	1,507,176
Cable One	800	1,031,456
Choice Hotels International	10,100	1,127,463
Columbia Sportswear	14,459	1,034,975
Cracker Barrel Old Country Store	13,700	1,143,813
Denny’s †	43,400	376,712
Group 1 Automotive	11,500	1,952,700
KB Home	48,500	1,380,310
Meritage Homes †	22,300	1,616,750
Nexstar Media Group Class A	10,200	1,661,376
PROG Holdings †	22,300	367,950
Steven Madden	35,100	1,130,571
Texas Roadhouse	20,150	1,474,980
UniFirst	12,000	2,066,160
Wolverine World Wide	65,513	1,320,742
		22,292,586
Consumer Staples – 3.28%
J & J Snack Foods	14,800	2,066,968
Performance Food Group †	44,316	2,037,650
Scotts Miracle-Gro	8,000	631,920
Spectrum Brands Holdings	25,100	2,058,702
		6,795,240
Energy – 6.64%
CNX Resources †	167,250	2,752,935
Delek US Holdings †	44,300	1,144,712
Dril-Quip †	15,872	409,498
Helix Energy Solutions Group †	79,811	247,414
Magnolia Oil & Gas Class A	135,100	2,835,749
Matador Resources	41,200	1,919,508
Murphy Oil	65,900	1,989,521
Patterson-UTI Energy	157,800	2,486,928
		13,786,265
Financial Services – 28.17%
American Equity Investment Life
Holding	96,000	3,510,720
Bank of NT Butterfield & Son	41,000	1,278,790
East West Bancorp	83,700	5,423,760
Essent Group	42,400	1,649,360
First Financial Bancorp	94,500	1,833,300
First Interstate BancSystem
Class A	81,385	3,101,582
FNB	298,800	3,244,968
Hancock Whitney	97,250	4,311,093
Hanover Insurance Group	22,900	3,349,125
Hope Bancorp	87,460	1,210,447
Kemper	23,400	1,120,860
Metropolitan Bank Holding †	14,398	999,509
S&T Bancorp	2,473	67,834
Sandy Spring Bancorp	29,000	1,133,030
Selective Insurance Group	41,000	3,564,540
Stewart Information Services	24,300	1,208,925
Stifel Financial	78,250	4,383,565
Synovus Financial	64,700	2,332,435
Umpqua Holdings	191,000	3,203,070
Valley National Bancorp	249,700	2,599,377
Webster Financial	117,999	4,973,658
Western Alliance Bancorp	56,050	3,957,130
		58,457,078
Healthcare – 4.69%
Avanos Medical †	38,700	1,058,058
Integer Holdings †	25,900	1,830,094
Integra LifeSciences
Holdings †	35,400	1,912,662
NuVasive †	27,600	1,356,816
Select Medical Holdings	54,100	1,277,842
Service Corp. International	25,050	1,731,456
Syneos Health †	7,852	562,831
		9,729,759
Industrials – 11.86%
Altra Industrial Motion	54,900	1,935,225
Atkore †	37,200	3,087,972
CACI International Class A †	7,600	2,141,528
H&E Equipment Services	31,200	903,864
ITT	39,800	2,676,152
KBR	43,332	2,096,836
MasTec †	57,190	4,098,235
Primoris Services	37,150	808,384
Regal Rexnord	15,408	1,749,116
WESCO International †	34,200	3,662,820
Zurn Elkay Water Solutions	53,200	1,449,168
		24,609,300
Real Estate Investment Trusts – 7.93%
Brandywine Realty Trust	154,600	1,490,344
Independence Realty Trust	73,700	1,527,801

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Special Situations Series

	Number of
	shares	Value (US $)
Common Stocks◆ (continued)
Real Estate Investment Trusts (continued)
Kite Realty Group Trust	100,105	$1,730,815
Life Storage	18,150	2,026,629
LXP Industrial Trust	155,000	1,664,700
National Health Investors	33,600	2,036,496
Outfront Media	111,500	1,889,925
RPT Realty	98,400	967,272
Spirit Realty Capital	60,700	2,293,246
Summit Hotel Properties †	115,100	836,777
		16,464,005
Technology – 9.89%
Cirrus Logic †	25,900	1,878,786
Concentrix	10,800	1,464,912
Diodes †	25,200	1,627,164
Flex †	169,509	2,452,795
NCR †	40,788	1,268,915
NetScout Systems †	43,900	1,486,015
Power Integrations	24,100	1,807,741
TD SYNNEX	15,800	1,439,380
Tower Semiconductor †	63,200	2,918,576
TTM Technologies †	148,500	1,856,250
Viavi Solutions †	128,000	1,693,440
Vishay Intertechnology	35,000	623,700
		20,517,674
Transportation – 2.13%
Kirby †	26,100	1,587,924
Saia †	4,100	770,800
Werner Enterprises	53,500	2,061,890
		4,420,614
Utilities – 4.15%
ALLETE	29,300	1,722,254
Black Hills	36,890	2,684,485
OGE Energy	52,800	2,035,968
Southwest Gas Holdings	25,000	2,177,000
		8,619,707
Total Common Stocks
(cost $181,327,607)		202,847,662

Short-Term Investments – 2.48%
Money Market Mutual Funds – 2.48%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	1,287,339	1,287,339
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
1.21%)	1,287,340	1,287,340
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
1.39%)	1,287,340	1,287,340
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield
1.34%)	1,287,339	1,287,339
Total Short-Term Investments
(cost $5,149,358)		5,149,358
Total Value of Securities–100.23%
(cost $186,476,965)		$207,997,020

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Special Situations Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$207,997,020
Dividends receivable	217,491
Receivable for securities sold	82,099
Receivable for series shares sold	4,456
Prepaid expenses	78
Other assets	1,779
Total Assets	208,302,923
Liabilities:
Payable for securities purchased	570,989
Investment management fees payable to affiliates	120,597
Payable for series shares redeemed	55,996
Other accrued expenses	44,479
Administration expenses payable to affiliates	709
Total Liabilities	792,770
Total Net Assets	$207,510,153

Net Assets Consist of:
Paid-in capital	$177,691,109
Total distributable earnings (loss)	29,819,044
Total Net Assets	$207,510,153

Net Asset Value
Standard Class:
Net assets	$207,510,153
Shares of beneficial interest outstanding, unlimited authorization, no par	7,272,995
Net asset value per share	$28.53
___________________
*Investments, at cost	$186,476,965

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations
Delaware VIP® Trust — Delaware VIP Special Situations Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$1,827,289

Expenses:
Management fees	893,734
Administration expenses	38,935
Dividend disbursing and transfer agent fees and expenses	16,992
Audit and tax fees	15,499
Custodian fees	8,293
Legal fees	4,841
Trustees’ fees and expenses	4,032
Other	17,355
999,681
Less expenses waived	(46,287)
Total operating expenses	953,394
Net Investment Income (Loss)	873,895

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	10,196,726
Net change in unrealized appreciation (depreciation) on investments	(53,865,067)
Net Realized and Unrealized Gain (Loss)	(43,668,341)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(42,794,446)

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Special Situations Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$873,895	$1,613,633
Net realized gain (loss)	10,196,726	16,275,104
Net change in unrealized appreciation (depreciation)	(53,865,067)	53,892,021
Net increase (decrease) in net assets resulting from operations	(42,794,446)	71,780,758

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(13,870,026)	(2,190,732)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	348,094	1,064,688
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	13,870,026	2,190,732
	14,218,120	3,255,420
Cost of shares redeemed:
Standard Class	(11,255,283)	(29,344,471)
Increase (decrease) in net assets derived from capital share transactions	2,962,837	(26,089,051)
Net Increase (Decrease) in Net Assets	(53,701,635)	43,500,975

Net Assets:
Beginning of period	261,211,788	217,710,813
End of period	$207,510,153	$261,211,788

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights
Delaware VIP® Special Situations Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20		12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$36.48		$27.40	$32.21		$28.86	$40.08	$34.64

Income (loss) from investment operations:
Net investment income[3]	0.12		0.21	0.30		0.33	0.23	0.15
Net realized and unrealized gain (loss)	(6.08)		9.16	(2.40)		5.39	(6.17)	6.06
Total from investment operations	(5.96)		9.37	(2.10)		5.72	(5.94)	6.21

Less dividends and distributions from:
Net investment income	(0.23)		(0.29)	(0.42)		(0.22)	(0.18)	(0.33)
Net realized gain	(1.76)		—	(2.29)		(2.15)	(5.10)	(0.44)
Total dividends and distributions	(1.99)		(0.29)	(2.71)		(2.37)	(5.28)	(0.77)

Net asset value, end of period	$28.53		$36.48	$27.40		$32.21	$28.86	$40.08

Total return[4]	(16.91%	)[5]	34.28% [5]	(1.85%	)[5]	20.36% [5]	(16.60% )	18.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,510		$261,212	$217,711		$239,350	$209,826	$255,999
Ratio of expenses to average net assets[6]	0.80%		0.80%	0.80%		0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to fees waived[6]	0.84%		0.82%	0.88%		0.82%	0.80%	0.80%
Ratio of net investment income to average net assets	0.73%		0.64%	1.27%		1.08%	0.65%	0.40%
Ratio of net investment income to average net assets prior to fees waived	0.69%		0.62%	1.19%		1.06%	0.65%	0.40%
Portfolio turnover	10%		13%	21%		128% [7]	54%	38%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2

On October 4, 2019, the First Investors Life Series Special Situations Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Special Situations Fund shares.

3	Calculated using average shares outstanding.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

5	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
7	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Special Situations Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Special Situations Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Special Situations Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken or expected to be taken on the Series' federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series' financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays

(continues)                    9

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Special Situations Series

1. Significant Accounting Policies (continued)

dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series,0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from January 1, 2022 through June 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $5,853 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $9,197 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2022, the Series was charged $2,692 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

10

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and Delaware Distributors, L.P. are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$24,207,456
Sales	36,806,740

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$186,476,965
Aggregate unrealized appreciation of investments	$36,451,169
Aggregate unrealized depreciation of investments	(14,931,114)
Net unrealized appreciation of investments	$21,520,055

At December 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$2,510,953	$—	$2,510,953

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

(continues)                    11

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Special Situations Series

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$202,847,662
Short-Term Investments	5,149,358
Total Value of Securities	$207,997,020

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	10,891	32,316
Shares issued upon reinvestment of dividends and distributions:
Standard Class	433,981	65,552
	444,872	97,868
Shares redeemed:
Standard Class	(332,253)	(882,729)
Net increase (decrease)	112,619	(784,861)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

12

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series' cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

(continues)                    13

Notes to financial statements

Delaware VIP® Trust — Delaware VIP Special Situations Series

7. Credit and Market Risk (continued)

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2022. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2022, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

14

Other Series information (Unaudited)

Delaware VIP® Trust — Delaware VIP Special Situations Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

15

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPSS-822

Semiannual report

Delaware VIP® Trust

Delaware VIP Total Return Series

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Total Return Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses

For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of the Series is to seek to provide sustainable current income with potential for capital appreciation with moderate investment risk.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Series return†
Standard Class	$1,000.00	$866.90	0.85%	$3.93
Service Class	1,000.00	865.80	1.15%	5.32
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.58	0.85%	$4.26
Service Class	1,000.00	1,019.09	1.15%	5.76

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocation
Delaware VIP® Trust — Delaware VIP Total Return Series

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Convertible Bonds	6.50%
Basic Industry	0.11%
Capital Goods	0.20%
Communications	0.77%
Consumer Cyclical	0.37%
Consumer Non-Cyclical	1.68%
Electric	0.41%
Energy	0.24%
Financials	0.50%
Industrials	0.31%
Real Estate Investment Trusts	0.24%
Technology	1.28%
Transportation	0.39%
Corporate Bonds	7.58%
Automotive	0.16%
Basic Industry	0.40%
Capital Goods	0.27%
Communications	0.41%
Consumer Goods	0.15%
Energy	1.28%
Financial Services	0.30%
Healthcare	0.79%
Insurance	0.23%
Leisure	0.67%
Media	1.14%
Real Estate	0.07%
Retail	0.41%
Services	0.48%
Technology & Electronics	0.23%
Transportation	0.32%
Utilities	0.27%
US Treasury Obligations	22.66%
Common Stocks	56.85%
Communication Services	3.00%
Consumer Discretionary	6.75%
Consumer Staples	3.95%
Energy	3.90%
Financials	7.07%
Healthcare	8.91%
Industrials	3.40%
Information Technology	13.56%
Materials	1.31%
Real Estate	0.17%
REIT Diversified	0.32%
REIT Healthcare	0.34%
REIT Industrial	0.48%
REIT Information Technology	0.24%
REIT Lodging	0.10%
REIT Mall	0.08%
REIT Manufactured Housing	0.06%
REIT Multifamily	1.03%
REIT Office	0.14%
REIT Self-Storage	0.42%
REIT Shopping Center	0.34%
REIT Single Tenant	0.20%
REIT Specialty	0.18%
Utilities	0.90%
Convertible Preferred Stock	1.43%
Exchange-Traded Funds	1.71%
Short-Term Investments	2.96%
Total Value of Securities	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%

Schedule of investments
Delaware VIP® Trust — Delaware VIP Total Return Series

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bonds – 6.50%
Basic Industry – 0.11%
Ivanhoe Mines 144A 2.50%
exercise price $7.43, maturity
date 4/15/26 #	48,000	$49,560
		49,560
Capital Goods – 0.20%
Kaman 3.25% exercise price
$65.26, maturity date 5/1/24	92,000	86,480
		86,480
Communications – 0.77%
Cable One 1.125% exercise price
$2,275.83, maturity date 3/15/28	113,000	95,259
DISH Network 3.375% exercise
price $65.18, maturity date
8/15/26	120,000	81,360
Liberty Broadband 144A 1.25%
exercise price $900.01, maturity
date 9/30/50 #	125,000	117,375
Liberty Latin America 2.00%
exercise price $20.65, maturity
date 7/15/24	51,000	44,402
		338,396
Consumer Cyclical – 0.37%
Cheesecake Factory 0.375%
exercise price $77.83, maturity
date 6/15/26	134,000	102,845
Ford Motor 0.00% exercise price
$17.31, maturity date 3/15/26 ^	66,000	60,522
		163,367
Consumer Non-Cyclical – 1.68%
BioMarin Pharmaceutical 0.599%
exercise price $124.67, maturity
date 8/1/24	35,000	34,738
Chefs' Warehouse 1.875% exercise
price $44.20, maturity date
12/1/24	120,000	133,200
Chegg 3.90% exercise price
$107.55, maturity date 9/1/26 ^	127,000	95,059
Coherus Biosciences 1.50%
exercise price $19.26, maturity
date 4/15/26	66,000	43,197
Collegium Pharmaceutical 2.625%
exercise price $29.19, maturity
date 2/15/26	68,000	59,927
CONMED 144A 2.25% exercise
price $145.33, maturity date
6/15/27 #	5,000	4,690
Integra LifeSciences Holdings
0.50% exercise price $73.67,
maturity date 8/15/25	106,000	99,767
Ionis Pharmaceuticals 0.125%
exercise price $83.28, maturity
date 12/15/24	74,000	65,379
Jazz Investments I 2.00% exercise
price $155.81, maturity date
6/15/26	45,000	52,988
Neurocrine Biosciences 2.25%
exercise price $75.92, maturity
date 5/15/24	28,000	37,170
Paratek Pharmaceuticals 4.75%
exercise price $15.90, maturity
date 5/1/24	126,000	108,877
		734,992
Electric – 0.41%
NextEra Energy Partners 144A
0.357% exercise price $75.96,
maturity date 11/15/25 #, ^	35,000	36,347
NRG Energy 2.75% exercise price
$44.15, maturity date 6/1/48	70,000	75,495
Ormat Technologies 144A 2.50%
exercise price $90.27, maturity
date 7/15/27 #	63,000	67,221
		179,063
Energy – 0.24%
Helix Energy Solutions Group
6.75% exercise price $6.97,
maturity date 2/15/26	110,000	105,710
		105,710
Financials – 0.50%
FTI Consulting 2.00% exercise
price $101.38, maturity date
8/15/23	60,000	108,372
Repay Holdings 144A 2.007%
exercise price $33.60, maturity
date 2/1/26 #, ^	141,000	109,451
		217,823
Industrials – 0.31%
Chart Industries 144A 1.00%
exercise price $58.73, maturity
date 11/15/24 #	42,000	120,855

Schedule of investments

Delaware VIP® Trust – Delaware VIP Total Return Series

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Industrials (continued)
Danimer Scientific 144A 3.25%
exercise price $10.79, maturity
date 12/15/26 #	20,000	$14,220
		135,075
Real Estate Investment Trusts – 0.24%
Blackstone Mortgage Trust 4.75%
exercise price $36.23, maturity
date 3/15/23	79,000	79,103
Summit Hotel Properties 1.50%
exercise price $11.99, maturity
date 2/15/26	30,000	25,500
		104,603
Technology – 1.28%
Block 0.125% exercise price
$121.01, maturity date 3/1/25	54,000	50,895
InterDigital 144A 3.50% exercise
price $77.49, maturity date
6/1/27 #	119,000	121,023
ON Semiconductor 1.625%
exercise price $20.72, maturity
date 10/15/23	43,000	105,049
Palo Alto Networks 0.75% exercise
price $266.35, maturity date
7/1/23	49,000	91,209
Quotient Technology 1.75%
exercise price $17.36, maturity
date 12/1/22	68,000	63,240
RingCentral 4.55% exercise price
$360.43, maturity date 3/1/25 ^	70,000	57,575
Vishay Intertechnology 2.25%
exercise price $31.25, maturity
date 6/15/25	43,000	40,798
Wolfspeed 144A 0.25% exercise
price $127.22, maturity date
2/15/28 #	38,000	31,635
		561,424
Transportation – 0.39%
Seaspan 144A 3.75% exercise
price $13.01, maturity date
12/15/25 #	88,000	90,596
Spirit Airlines 1.00% exercise price
$49.07, maturity date 5/15/26	86,000	77,959
		168,555
Total Convertible Bonds
(cost $2,885,341)		2,845,048

Corporate Bonds – 7.58%
Automotive – 0.16%
Allison Transmission 144A 5.875%
6/1/29 #	55,000	51,255
Goodyear Tire & Rubber 5.25%
7/15/31	25,000	20,133
		71,388
Basic Industry – 0.40%
Allegheny Technologies 5.125%
10/1/31	15,000	11,514
Avient 144A 5.75% 5/15/25 #	17,000	16,322
Chemours 144A 5.75% 11/15/28 #	35,000	29,894
Freeport-McMoRan 5.45% 3/15/43	62,000	57,491
New Gold 144A 7.50% 7/15/27 #	15,000	13,069
Novelis 144A 4.75% 1/30/30 #	35,000	29,158
Olin 5.00% 2/1/30	20,000	17,308
		174,756
Capital Goods – 0.27%
Madison IAQ 144A 5.875%
6/30/29 #	30,000	23,067
Sealed Air 144A 5.00% 4/15/29 #	25,000	23,409
Terex 144A 5.00% 5/15/29 #	40,000	34,059
TransDigm 144A 6.25% 3/15/26 #	40,000	38,681
		119,216
Communications – 0.41%
Altice France 144A 5.50%
10/15/29 #	35,000	26,844
Consolidated Communications
144A 5.00% 10/1/28 #	20,000	16,017
144A 6.50% 10/1/28 #	20,000	17,062
Frontier Communications Holdings
144A 5.875% 10/15/27 #	55,000	49,594
144A 6.75% 5/1/29 #	20,000	16,505
Sprint Capital 6.875% 11/15/28	2,000	2,109
T-Mobile USA
2.625% 4/15/26	20,000	18,187
3.375% 4/15/29	20,000	17,558
3.50% 4/15/31	17,000	14,713
		178,589
Consumer Goods – 0.15%
JBS USA LUX 144A 6.50%
4/15/29 #	8,000	8,061
Pilgrim’s Pride 144A 4.25%
4/15/31 #	25,000	20,935
Post Holdings 144A 5.50%
12/15/29 #	43,000	38,527
		67,523

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy – 1.28%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	35,000	$30,850
144A 7.00% 11/1/26 #	20,000	18,627
Callon Petroleum 144A 8.00%
8/1/28 #	30,000	28,862
CNX Midstream Partners 144A
4.75% 4/15/30 #	15,000	12,619
CNX Resources 144A 6.00%
1/15/29 #	35,000	32,760
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	11,000	9,808
144A 6.00% 2/1/29 #	31,000	27,105
EQM Midstream Partners 144A
4.75% 1/15/31 #	45,000	36,016
Genesis Energy
7.75% 2/1/28	60,000	51,987
8.00% 1/15/27	35,000	31,073
Hilcorp Energy I
144A 6.00% 4/15/30 #	25,000	21,791
144A 6.25% 4/15/32 #	5,000	4,400
Murphy Oil 6.375% 7/15/28	65,000	60,739
NuStar Logistics
5.625% 4/28/27	30,000	26,899
6.00% 6/1/26	10,000	9,368
Occidental Petroleum
6.45% 9/15/36	10,000	10,274
6.60% 3/15/46	35,000	37,274
6.625% 9/1/30	20,000	20,636
PDC Energy 5.75% 5/15/26	43,000	40,192
Southwestern Energy
5.375% 2/1/29	5,000	4,647
5.375% 3/15/30	15,000	13,830
7.75% 10/1/27	18,000	18,392
Weatherford International 144A
8.625% 4/30/30 #	15,000	12,476
		560,625
Financial Services – 0.30%
Ally Financial 8.00% 11/1/31	35,000	38,952
Castlelake Aviation Finance DAC
144A 5.00% 4/15/27 #	35,000	29,133
Hightower Holding 144A 6.75%
4/15/29 #	30,000	22,603
Medline Borrower 144A 3.875%
4/1/29 #	20,000	17,102
MSCI 144A 3.625% 11/1/31 #	30,000	24,753
		132,543
Healthcare – 0.79%
Avantor Funding 144A 3.875%
11/1/29 #	75,000	65,706
Bausch Health 144A 6.25%
2/15/29 #	75,000	40,125
CHS 144A 4.75% 2/15/31 #	30,000	22,046
DaVita 144A 4.625% 6/1/30 #	30,000	23,491
Encompass Health 4.75% 2/1/30	30,000	25,183
Hadrian Merger Sub 144A 8.50%
5/1/26 #	40,000	38,085
HCA
5.375% 2/1/25	30,000	29,934
5.875% 2/15/26	35,000	35,247
ModivCare Escrow Issuer 144A
5.00% 10/1/29 #	25,000	20,228
Tenet Healthcare
144A 4.375% 1/15/30 #	15,000	12,720
144A 6.125% 10/1/28 #	40,000	34,355
		347,120
Insurance – 0.23%
HUB International 144A 5.625%
12/1/29 #	35,000	28,956
NFP 144A 6.875% 8/15/28 #	25,000	20,696
USI 144A 6.875% 5/1/25 #	55,000	53,150
		102,802
Leisure – 0.67%
Boyd Gaming 4.75% 12/1/27	35,000	31,748
Caesars Entertainment 144A 6.25%
7/1/25 #	75,000	72,533
Carnival
144A 5.75% 3/1/27 #	75,000	54,428
144A 7.625% 3/1/26 #	50,000	38,844
Royal Caribbean Cruises 144A
5.50% 4/1/28 #	75,000	52,302
Scientific Games International 144A
7.25% 11/15/29 #	20,000	18,784
Six Flags Entertainment 144A
4.875% 7/31/24 #	25,000	23,806
		292,445
Media – 1.14%
AMC Networks 4.25% 2/15/29	65,000	52,862
CCO Holdings
4.50% 5/1/32	90,000	73,178
144A 5.375% 6/1/29 #	30,000	26,878
CMG Media 144A 8.875%
12/15/27 #	35,000	27,746
CSC Holdings 144A 5.75%
1/15/30 #	200,000	146,046
Cumulus Media New Holdings
144A 6.75% 7/1/26 #	36,000	33,215

Schedule of investments

Delaware VIP® Trust – Delaware VIP Total Return Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Directv Financing 144A 5.875%
8/15/27 #	25,000	$21,408
Gray Escrow II 144A 5.375%
11/15/31 #	25,000	20,085
Nielsen Finance
144A 4.50% 7/15/29 #	10,000	9,047
144A 4.75% 7/15/31 #	30,000	27,027
Sirius XM Radio 144A 4.00%
7/15/28 #	70,000	60,798
		498,290
Real Estate – 0.07%
VICI Properties 144A 3.875%
2/15/29 #	35,000	30,171
		30,171
Retail – 0.41%
Asbury Automotive Group
144A 4.625% 11/15/29 #	30,000	24,830
4.75% 3/1/30	15,000	12,352
Bath & Body Works
6.875% 11/1/35	35,000	28,541
6.95% 3/1/33	29,000	23,203
CP Atlas Buyer 144A 7.00%
12/1/28 #	15,000	10,854
Levi Strauss & Co. 144A 3.50%
3/1/31 #	32,000	26,223
LSF9 Atlantis Holdings 144A 7.75%
2/15/26 #	27,000	22,904
Murphy Oil USA 144A 3.75%
2/15/31 #	35,000	29,806
		178,713
Services – 0.48%
Iron Mountain 144A 5.25%
3/15/28 #	55,000	49,481
NESCO Holdings II 144A 5.50%
4/15/29 #	25,000	21,011
Prime Security Services Borrower
144A 5.75% 4/15/26 #	65,000	60,743
United Rentals North America
3.875% 2/15/31	56,000	47,352
Univar Solutions USA 144A 5.125%
12/1/27 #	25,000	23,315
White Cap Buyer 144A 6.875%
10/15/28 #	8,000	6,411
		208,313
Technology & Electronics – 0.23%
Entegris Escrow 144A 5.95%
6/15/30 #	30,000	28,606
Go Daddy Operating 144A 3.50%
3/1/29 #	40,000	33,797
SS&C Technologies 144A 5.50%
9/30/27 #	40,000	37,428
		99,831
Transportation – 0.32%
Delta Air Lines 7.375% 1/15/26	24,000	24,026
Laredo Petroleum 144A 7.75%
7/31/29 #	20,000	18,072
Seaspan 144A 5.50% 8/1/29 #	35,000	27,971
United Airlines
144A 4.375% 4/15/26 #	15,000	13,271
144A 4.625% 4/15/29 #	20,000	17,034
VistaJet Malta Finance 144A
6.375% 2/1/30 #	50,000	40,132
		140,506
Utilities – 0.27%
Calpine
144A 4.50% 2/15/28 #	16,000	14,558
144A 5.00% 2/1/31 #	35,000	28,342
144A 5.25% 6/1/26 #	16,000	15,229
PG&E 5.25% 7/1/30	20,000	16,492
Vistra
144A 7.00% 12/15/26 #, µ, ψ	30,000	27,285
144A 8.00% 10/15/26 #, µ, ψ	15,000	14,479
		116,385
Total Corporate Bonds
(cost $3,814,144)		3,319,216

US Treasury Obligations – 22.66%
US Treasury Bonds
1.375% 8/15/50	200,000	131,738
1.875% 2/15/51	245,000	183,893
2.25% 8/15/49	150,000	123,146
2.25% 2/15/52	20,000	16,466
2.50% 2/15/45	65,000	55,179
2.50% 2/15/46	80,000	67,897
2.875% 5/15/43	80,000	73,019
3.00% 5/15/42	60,000	56,297
3.00% 2/15/47	95,000	88,784
3.00% 8/15/48	135,000	127,622
3.125% 11/15/41	150,000	144,100
3.375% 5/15/44	75,000	74,089
4.25% 11/15/40	120,000	135,680
4.375% 11/15/39	30,000	34,684
4.50% 5/15/38	15,000	17,700
5.00% 5/15/37	25,000	30,925
US Treasury Notes
0.625% 12/31/27	500,000	438,242
1.00% 7/31/28	800,000	707,656
1.125% 2/15/31	90,000	77,351

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
1.375% 8/31/23	2,820,000	$2,769,328
1.50% 2/15/30	255,000	229,082
1.875% 2/28/29	230,000	213,819
2.125% 5/31/26	955,000	922,825
2.75% 2/15/24	2,030,000	2,023,498
2.875% 5/31/25	905,000	901,323
5.375% 2/15/31	230,000	271,005
Total US Treasury Obligations
(cost $10,557,596)		9,915,348

	Number of
	shares
Common Stocks – 56.85%
Communication Services – 3.00%
Alphabet Class A †	29	63,198
Alphabet Class C †	19	41,562
AT&T	5,915	123,978
Comcast Class A	6,283	246,545
KDDI	1,200	37,933
Orange	4,960	58,320
Publicis Groupe	910	44,497
Verizon Communications	9,377	475,883
Walt Disney †	2,342	221,085
		1,313,001
Consumer Discretionary – 6.75%
adidas AG	540	95,500
Amazon.com †	971	103,130
Bath & Body Works	2,982	80,275
Best Buy	1,991	129,793
Buckle	1,262	34,945
Dollar General	1,051	257,957
Dollar Tree †	1,600	249,360
eBay	1,482	61,755
Ethan Allen Interiors	1,831	37,005
H & M Hennes & Mauritz Class B	4,110	49,080
Home Depot	1,036	284,144
Lowe’s	1,244	217,290
NIKE Class B	1,436	146,759
PulteGroup	1,262	50,013
Ross Stores	1,992	139,898
Sodexo	1,420	99,791
Sturm Ruger & Co.	588	37,426
Swatch Group	485	115,071
Tesla †	73	49,160
TJX	7,983	445,851
Tractor Supply	1,066	206,644
Ulta Beauty †	164	63,219
		2,954,066

Consumer Staples – 3.95%
Altria Group	4,870	203,420
Archer-Daniels-Midland	3,000	232,800
Asahi Group Holdings	800	26,209
Conagra Brands	7,200	246,528
Danone	1,690	94,325
Diageo	3,050	131,079
Essity Class B	3,930	102,613
Kao	2,300	92,759
Koninklijke Ahold Delhaize	4,970	129,479
Nestle	1,340	156,423
Philip Morris International	2,555	252,281
Seven & i Holdings	1,400	54,347
Vector Group	624	6,552
		1,728,815
Energy – 3.90%
Chevron	927	134,211
ConocoPhillips	5,295	475,544
Devon Energy	2,182	120,250
EOG Resources	625	69,025
Exxon Mobil	4,413	377,929
Kinder Morgan	11,077	185,651
Marathon Petroleum	2,081	171,079
Viper Energy Partners	2,350	62,698
Williams	3,581	111,763
		1,708,150
Financials – 7.07%
American Financial Group	1,603	222,512
American International Group	4,400	224,972
Ameriprise Financial	587	139,518
BlackRock	314	191,239
Blackstone	1,816	165,674
Diamond Hill Investment Group	300	52,092
Discover Financial Services	2,878	272,201
Fidelity National Financial	389	14,377
Invesco	6,178	99,651
MetLife	7,559	474,630
Moelis & Co. Class A	1,189	46,787
New Residential Investment	7,109	66,256
Principal Financial Group	3,313	221,275
Prudential Financial	2,276	217,768
S&P Global	259	87,298
Synchrony Financial	3,659	101,062
Truist Financial	5,300	251,379
US Bancorp	5,300	243,906
		3,092,597
Healthcare – 8.91%
AbbVie	2,231	341,700
AmerisourceBergen	1,580	223,538
Amgen	186	45,254

Schedule of investments

Delaware VIP® Trust – Delaware VIP Total Return Series

	Number of
	shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Baxter International	3,500	$224,805
Bristol-Myers Squibb	3,773	290,521
Cigna	900	237,168
CVS Health	2,700	250,182
Fresenius Medical Care AG & Co.	1,780	88,847
Gilead Sciences	1,276	78,870
Hologic †	3,442	238,531
Johnson & Johnson	3,796	673,828
Merck & Co.	5,643	514,472
Molina Healthcare †	311	86,959
Novo Nordisk Class B	1,170	129,766
Pfizer	2,650	138,939
Roche Holding	290	96,768
Smith & Nephew	9,290	129,767
UnitedHealth Group	212	108,890
		3,898,805
Industrials – 3.40%
Boise Cascade	1,184	70,436
Dover	1,991	241,548
Honeywell International	1,286	223,520
Intertek Group	1,340	68,608
Knorr-Bremse	720	41,061
Lockheed Martin	496	213,260
Makita	2,100	52,345
Northrop Grumman	500	239,285
Raytheon Technologies	2,739	263,245
Securitas Class B	8,680	74,771
		1,488,079
Information Technology – 13.56%
Adobe †	130	47,588
Advanced Micro Devices †	719	54,982
Amadeus IT Group †	2,610	145,401
Apple	7,699	1,052,607
Applied Materials	577	52,495
Broadcom	956	464,434
Cisco Systems	9,263	394,974
Cognizant Technology Solutions
Class A	3,478	234,730
Dropbox Class A †	1,734	36,397
Fidelity National Information
Services	2,564	235,042
HP	6,814	223,363
International Business Machines	233	32,897
KLA	198	63,178
Lam Research	378	161,085
Micron Technology	1,646	90,991
Microsoft	3,773	969,020
Monolithic Power Systems	449	172,434
Motorola Solutions	1,200	251,520
NetApp	2,679	174,778
NVIDIA	858	130,064
Oracle	3,600	251,532
Paychex	1,946	221,591
QUALCOMM	1,579	201,702
SAP	1,080	98,386
Western Union	10,388	171,090
		5,932,281
Materials – 1.31%
Air Liquide	930	124,865
CF Industries Holdings	1,165	99,875
Dow	2,439	125,877
DuPont de Nemours	4,000	222,320
		572,937
Real Estate – 0.17%
Iron Mountain	1,542	75,080
		75,080
REIT Diversified – 0.32%
Gaming and Leisure Properties	200	9,172
LXP Industrial Trust	1,098	11,793
VICI Properties	4,023	119,845
		140,810
REIT Healthcare – 0.34%
Alexandria Real Estate Equities	272	39,448
CareTrust REIT	452	8,335
Healthcare Trust of America Class A	924	25,789
Healthpeak Properties	271	7,022
Medical Properties Trust	474	7,238
Ventas	131	6,737
Welltower	655	53,939
		148,508
REIT Industrial – 0.48%
Duke Realty	842	46,268
Plymouth Industrial REIT	199	3,490
Prologis	1,156	136,003
Rexford Industrial Realty	223	12,843
Terreno Realty	223	12,428
		211,032
REIT Information Technology – 0.24%
Digital Realty Trust	294	38,170
Equinix	100	65,702
		103,872
REIT Lodging – 0.10%
Apple Hospitality	1,679	24,631
Chatham Lodging Trust †	1,057	11,046

	Number of
	shares	Value (US $)
Common Stocks (continued)
REIT Lodging (continued)
Host Hotels & Resorts	586	$9,188
		44,865
REIT Mall – 0.08%
Simon Property Group	346	32,842
		32,842
REIT Manufactured Housing – 0.06%
Equity LifeStyle Properties	142	10,007
Sun Communities	107	17,051
		27,058
REIT Multifamily – 1.03%
American Campus Communities	56	3,610
American Homes 4 Rent Class A	463	16,409
AvalonBay Communities	172	33,411
Camden Property Trust	165	22,189
Equity Residential	4,131	298,341
Essex Property Trust	159	41,580
Independence Realty Trust	611	12,666
Mid-America Apartment
Communities	105	18,340
UDR	113	5,203
		451,749
REIT Office – 0.14%
Boston Properties	49	4,360
City Office REIT	119	1,541
Cousins Properties	473	13,826
Douglas Emmett	121	2,708
Highwoods Properties	582	19,898
Kilroy Realty	212	11,094
Piedmont Office Realty Trust Class A	617	8,095
		61,522
REIT Self-Storage – 0.42%
CubeSmart	283	12,090
Extra Space Storage	276	46,953
Life Storage	259	28,920
National Storage Affiliates Trust	283	14,170
Public Storage	257	80,356
		182,489
REIT Shopping Center – 0.34%
Agree Realty	187	13,488
Brixmor Property Group	1,259	25,444
Kimco Realty	883	17,457
Kite Realty Group Trust	733	12,674
Phillips Edison & Co.	684	22,852
Regency Centers	364	21,589
Retail Opportunity Investments	1,221	19,267
SITE Centers	768	10,345
Urban Edge Properties	379	5,765
		148,881
REIT Single Tenant – 0.20%
Four Corners Property Trust	283	7,525
Realty Income	600	40,956
Spirit Realty Capital	465	17,567
STORE Capital	734	19,143
		85,191
REIT Specialty – 0.18%
EPR Properties	36	1,689
Essential Properties Realty Trust	510	10,960
Invitation Homes	1,262	44,902
Lamar Advertising Class A	65	5,718
Outfront Media	548	9,289
WP Carey	88	7,292
		79,850
Utilities – 0.90%
Edison International	3,900	246,636
Vistra	6,381	145,806
		392,442
Total Common Stocks
(cost $24,754,223)		24,874,922

Convertible Preferred Stock – 1.43%
2020 Mandatory Exchangeable
Trust 144A 6.50% exercise price
$47.09, maturity date 5/16/23 #	72	61,145
Algonquin Power & Utilities 7.75%
exercise price $18.00, maturity
date 6/15/24	815	35,664
AMG Capital Trust II 5.15%
exercise price $195.47, maturity
date 10/15/37	949	46,046
Bank of America 7.25% exercise
price $50.00 ω	63	75,884
El Paso Energy Capital Trust I
4.75% exercise price $34.49,
maturity date 3/31/28	2,164	100,518
Elanco Animal Health 5.00%
exercise price $38.40, maturity
date 2/1/23	1,154	36,974
Lyondellbasell Advanced Polymers
6.00% exercise price $52.33 ω	78	61,620
RBC Bearings 5.00% exercise price
$226.60, maturity date 10/15/24	841	80,147
UGI 7.25% exercise price $52.57,
maturity date 6/1/24	864	78,710

Schedule of investments
Delaware VIP® Trust — Delaware VIP Total Return Series

	Number of
	shares	Value (US $)
Convertible Preferred Stock (continued)
Wells Fargo & Co. 7.50% exercise
price $156.71 ω	39	$47,405
Total Convertible Preferred Stock
(cost $706,532)		624,113

Exchange-Traded Funds – 1.71%
iShares MSCI EAFE ETF	30	1,875
iShares Trust iShares ESG Aware
MSCI EAFE ETF	110	6,904
SPDR S&P Global Natural
Resources ETF	14,158	737,490
Vanguard FTSE Developed Markets
ETF	10	408
Total Exchange-Traded Funds
(cost $818,037)		746,677

Short-Term Investments – 2.96%
Money Market Mutual Funds – 2.96%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 1.32%)	323,864	323,864
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield 1.21%)	323,864	323,864
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield 1.39%)	323,864	323,864
Morgan Stanley Institutional
Liquidity Funds Government
Portfolio – Institutional Class
(seven-day effective yield 1.34%)	323,864	323,864
Total Short-Term Investments
(cost $1,295,456)		1,295,456
Total Value of Securities–99.69%
(cost $44,831,329)		$43,620,780

The following foreign currency exchange contracts were outstanding at June 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	3,695	USD	(3,871)	7/1/22	$1	$—
BNYM	GBP	2,169	USD	(2,635)	7/1/22	6	—
BNYM	JPY	(531,734)	USD	3,897	7/5/22	—	(23)
Total Foreign Currency Exchange Contracts						$7	$(23)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

[1]	See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $3,219,940, which represents 7.36% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange

Summary of abbreviations: (continued)
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
SPDR – Standard & Poor’s Depositary Receipt

Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Total Return Series

June 30, 2022 (Unaudited)

Assets:
Investments, at value*	$43,620,780
Dividends and interest receivable	177,906
Receivable for securities sold	63,870
Foreign tax reclaims receivable	15,142
Receivable for series shares sold	3,194
Unrealized appreciation on foreign currency exchange contracts	7
Other assets	382
Total Assets	43,881,281
Liabilities:
Due to custodian	3,576
Other accrued expenses	72,588
Payable for series shares redeemed	19,798
Investment management fees payable to affiliates	16,350
Payable for securities purchased	13,189
Accounting and administration expenses payable to affiliates	422
Unrealized depreciation on foreign currency exchange contracts	23
Total Liabilities	125,946
Total Net Assets	$43,755,335

Net Assets Consist of:
Paid-in capital	$44,761,236
Total distributable earnings (loss)	(1,005,901)
Total Net Assets	$43,755,335

Net Asset Value
Standard Class:
Net assets	$43,744,870
Shares of beneficial interest outstanding, unlimited authorization, no par	3,964,352
Net asset value per share	$11.03
Service Class:
Net assets	$10,465
Shares of beneficial interest outstanding, unlimited authorization, no par	951
Net asset value per share	$11.00
____________________
*Investments, at cost	$44,831,329

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware VIP® Trust — Delaware VIP Total Return Series

Six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends	$420,731
Interest	185,626
Foreign tax withheld	(6,542)
599,815

Expenses:
Management fees	162,634
Distribution expenses — Service Class	17
Administration expenses	23,684
Audit and tax fees	23,335
Custodian fees	8,465
Dividend disbursing and transfer agent fees and expenses	3,096
Legal fees	1,073
Trustees’ fees and expenses	824
Other	24,365
247,493
Less expenses waived	(34,708)
Total operating expenses	212,785
Net Investment Income (Loss)	387,030

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	133,758
Foreign currencies	(7,564)
Foreign currency exchange contracts	3,665
Futures contracts	(3,477)
Options written	930
Net realized gain (loss)	127,312
Net change in unrealized appreciation (depreciation) on:
Investments	(7,542,424)
Foreign currencies	(811)
Foreign currency exchange contracts	(34)
Net change in unrealized appreciation (depreciation)	(7,543,269)
Net Realized and Unrealized Gain (Loss)	(7,415,957)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,028,927)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Total Return Series

	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$387,030	$877,327
Net realized gain (loss)	127,312	5,538,388
Net change in unrealized appreciation (depreciation)	(7,543,269)	2,113,842
Net increase (decrease) in net assets resulting from operations	(7,028,927)	8,529,557

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(5,441,309)	(1,270,802)
Service Class	(1,219)	(221)
	(5,442,528)	(1,271,023)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	351,085	1,948,057
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	5,441,308	1,270,802
Service Class	1,219	221
	5,793,612	3,219,080
Cost of shares redeemed:
Standard Class	(5,655,466)	(8,679,996)
Increase (decrease) in net assets derived from capital share transactions	138,146	(5,460,916)
Net Increase (Decrease) in Net Assets	(12,333,309)	1,797,618

Net Assets:
Beginning of period	56,088,644	54,291,026
End of period	$43,755,335	$56,088,644

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware VIP® Total Return Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20	12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$14.29		$12.56	$14.29	$12.50	$13.83	$12.58

Income (loss) from investment operations:
Net investment income[3]	0.10		0.21	0.24	0.22	0.24	0.18
Net realized and unrealized gain (loss)	(1.88)		1.82	(0.44)	2.08	(1.28)	1.28
Total from investment operations	(1.78)		2.03	(0.20)	2.30	(1.04)	1.46

Less dividends and distributions from:
Net investment income	(0.28)		(0.30)	(0.27)	(0.26)	(0.22)	(0.21)
Net realized gain	(1.20)		—	(1.26)	(0.25)	(0.07)	—
Total dividends and distributions	(1.48)		(0.30)	(1.53)	(0.51)	(0.29)	(0.21)

Net asset value, end of period	$11.03		$14.29	$12.56	$14.29	$12.50	$13.83

Total return[4]	(13.31%	)[5]	16.37% [5]	0.91% [5]	18.88% [5]	(7.65% )	11.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,745		$56,077	$54,281	$58,637	$51,630	$47,910
Ratio of expenses to average net assets[6]	0.85%		0.86%	0.86%	0.93%	0.90%	0.86%
Ratio of expenses to average net assets prior to
fees waived[6]	0.99%		0.96%	1.06%	0.99%	0.90%	0.86%
Ratio of net investment income to average net
assets	1.55%		1.56%	2.01%	1.63%	1.80%	1.39%
Ratio of net investment income to average net
assets prior to fees waived	1.41%		1.46%	1.81%	1.57%	1.80%	1.39%
Portfolio turnover	33%		95%	87%	150% [7]	68%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Total Return Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Total Return Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series‘ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series‘ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware VIP® Total Return Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended			10/31/19[1]
	6/30/22[2]	Year ended		to
	(Unaudited)	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$14.23	$12.52	$14.29	$13.79

Income (loss) from investment operations:
Net investment income[3]	0.08	0.17	0.20	0.04
Net realized and unrealized gain (loss)	(1.87)	1.81	(0.44)	0.46
Total from investment operations	(1.79)	1.98	(0.24)	0.50

Less dividends and distributions from:
Net investment income	(0.24)	(0.27)	(0.27)	—
Net realized gain	(1.20)	—	(1.26)	—
Total dividends and distributions	(1.44)	(0.27)	(1.53)	—

Net asset value, end of period	$11.00	$14.23	$12.52	$14.29

Total return[4]	(13.42% )	15.96%	0.54%	3.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$12	$10	$10
Ratio of expenses to average net assets[5]	1.15%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.29%	1.25%	1.36%	1.50%
Ratio of net investment income to average net assets	1.27%	1.26%	1.71%	1.79%
Ratio of net investment income to average net assets prior to fees waived	1.13%	1.17%	1.51%	1.45%
Portfolio turnover	33%	95%	87%	150% [6,7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
[7]	The Series‘ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series‘ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

June 30, 2022 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Total Return Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Total Return Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2022, the Series did not incur any interest or tax penalties.

(continues)                    17

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2022, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets for the Standard Class and 1.13% for the Service Class from April 29, 2022 through June 30, 2022.* From January 1, 2022 through April 28, 2022, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual series operating expenses from exceeding 0.86% of the Series' average daily net assets for the Standard Class and 1.16% for the Service Class. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Macquarie Investment Management Austria Kapitalanlage AG is primarily responsible for the day-to-day management of the Series’ portfolio and determines its asset allocation.

DMC may seek investment advice and recommendations from its affiliates Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute security trades for the Series on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge; Macquarie Investment Management Global Limited is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time, as well as providing quantitative support.

DMC may permit its affiliate Macquarie Funds Management Hong Kong Limited to execute Series security trades on its behalf. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2022, the Series was charged $2,812 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2022, the Series was charged $1,945 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months

(continues)                    19

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

ended June 30, 2022, the Series was charged $580 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 29, 2023.

3. Investments

For the six months ended June 30, 2022, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$5,830,333
Purchases of US government securities	10,512,361
Sales other than US government securities	14,369,709
Sales of US government securities	7,066,355

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$44,975,563
Aggregate unrealized appreciation of investments and derivatives	$2,803,037
Aggregate unrealized depreciation of investments and derivatives	(4,157,820)
Net unrealized appreciation of investments and derivatives	$(1,354,783)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$24,874,922	$—	$24,874,922
Convertible Bonds	—	2,845,048	2,845,048
Convertible Preferred Stock	624,113	—	624,113
Corporate Bonds	—	3,319,216	3,319,216
Exchange-Traded Funds	746,677	—	746,677
US Treasury Obligations	—	9,915,348	9,915,348
Short-Term Investments	1,295,456	—	1,295,456
Total Value of Securities	$27,541,168	$16,079,612	$43,620,780

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$7	$7
Liabilities:
Foreign Currency Exchange Contracts	$—	$(23)	$(23)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Standard Class	26,721	147,459
Shares issued upon reinvestment of dividends and distributions:
Standard Class	453,821	96,492
Service Class	102	17
	480,644	243,968
Shares redeemed:
Standard Class	(440,323)	(642,479)
Net increase (decrease)	40,321	(398,511)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Series had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series' exposure to the counterparty.

During the six months ended June 30, 2022, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2022, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2022.

During the six months ended June 30, 2022, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts

The Series may enter into options contracts in the normal course of pursuing its investment objectives. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at June 30, 2022.

During the six months ended June 30, 2022, the Series entered into option contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options
	Contracts	Contracts	Written	Total
Currency
contracts	$3,665	$—	$—	$3,665
Interest rate
contracts	—	(3,477)	—	(3,477)
Equity
contracts	—	—	930	930
Total	$3,665	$(3,477)	$930	$1,118

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$(34)	$—	$(34)

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$2,859	$13,722
Futures contracts (average notional value)	66,427	10,336
Options contracts (average value)*	—	19

*Long represents purchased options and short represents written options.

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2022, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
Bank of New York Mellon	$7	$(23)	$(16)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
Bank of New York Mellon	$(16)	$—	$—	$—	$—	$(16)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

8. Securities Lending (continued)

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series' cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Series had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2022. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

11. Recent Accounting Pronouncements (continued)

reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Series' financial statements.

Other Series information (Unaudited)
Delaware VIP® Trust — Delaware VIP Total Return Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series' liquidity risk; (2) classification of each of the Series' portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series' net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2314852)
SA-VIPTR-822

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2022

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 6, 2022